UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Focused High Income Fund

January 31, 2013

1.813015.108

FFH-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 90.3%
	Principal Amount	Value
Aerospace - 0.0%
GenCorp, Inc. 7.125% 3/15/21 (b)	$ 245,000	$ 253,575
Air Transportation - 3.2%
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	132,266	148,964
5.5% 4/29/22	2,035,000	2,126,575
6.25% 10/22/21	2,370,000	2,524,050
6.75% 9/15/15 (b)	10,480,000	11,017,624
9.25% 5/10/17	841,123	937,852
Delta Air Lines, Inc. pass-thru certificates Series 2012-1B Class B, 6.875% 5/7/19 (b)	2,805,000	2,966,288
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 1/2/16	1,115,000	1,159,600
6.75% 11/23/15	1,115,000	1,170,750
8.021% 8/10/22	1,338,011	1,465,122
8.954% 8/10/14	2,116,954	2,201,632
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	789,474	857,606
U.S. Airways pass-thru certificates Series 2012-2 Class A, 4.625% 12/3/26	470,000	486,450
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	119,857	119,557
9.75% 1/15/17	1,432,968	1,647,913
12% 1/15/16 (b)	200,189	220,208
		29,050,191
Automotive - 6.8%
Continental Rubber of America Corp. 4.5% 9/15/19 (b)	1,615,000	1,639,225
Dana Holding Corp.:
6.5% 2/15/19	6,130,000	6,543,775
6.75% 2/15/21	2,145,000	2,338,050
Delphi Corp.:
5.875% 5/15/19	8,770,000	9,438,274
6.125% 5/15/21	3,190,000	3,509,000
Ford Motor Co. 7.45% 7/16/31	5,370,000	6,846,750
Ford Motor Credit Co. LLC:
4.25% 2/3/17	2,345,000	2,499,897
5% 5/15/18	5,200,000	5,700,729
5.625% 9/15/15	2,755,000	3,015,157
5.875% 8/2/21	1,720,000	1,954,900
6.625% 8/15/17	4,330,000	5,049,321
7% 4/15/15	1,505,000	1,666,881
8% 12/15/16	4,675,000	5,601,435
Nonconvertible Bonds - continued
	Principal Amount	Value
Automotive - continued
General Motors Financial Co., Inc. 4.75% 8/15/17 (b)	$ 2,345,000	$ 2,450,525
Tenneco, Inc. 6.875% 12/15/20	4,034,000	4,427,315
		62,681,234
Banks & Thrifts - 0.2%
Ally Financial, Inc. 5.5% 2/15/17	1,281,000	1,377,075
Building Materials - 3.1%
Building Materials Corp. of America:
6.75% 5/1/21 (b)	3,545,000	3,908,363
6.875% 8/15/18 (b)	9,405,000	10,157,400
Gibraltar Industries, Inc. 6.25% 2/1/21 (b)	140,000	144,550
Griffon Corp. 7.125% 4/1/18	4,195,000	4,546,331
Masco Corp.:
5.85% 3/15/17	2,690,000	2,950,287
5.95% 3/15/22	3,475,000	3,846,665
USG Corp. 7.875% 3/30/20 (b)	2,690,000	3,066,600
		28,620,196
Cable TV - 8.3%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	1,275,000	1,257,469
5.25% 9/30/22	5,955,000	5,895,450
6.5% 4/30/21	13,075,000	13,990,250
6.625% 1/31/22	2,060,000	2,245,400
7% 1/15/19	14,320,000	15,465,600
7.25% 10/30/17	4,545,000	4,919,963
CSC Holdings LLC:
6.75% 11/15/21	3,615,000	4,066,875
8.625% 2/15/19	4,385,000	5,272,963
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (b)	1,080,000	1,115,100
UPCB Finance III Ltd. 6.625% 7/1/20 (b)	15,775,000	16,839,813
UPCB Finance V Ltd. 7.25% 11/15/21 (b)	3,780,000	4,186,350
Virgin Media Finance PLC 4.875% 2/15/22	1,110,000	1,107,225
		76,362,458
Capital Goods - 0.1%
Amsted Industries, Inc. 8.125% 3/15/18 (b)	1,200,000	1,290,000
Chemicals - 1.8%
Axiall Corp. 4.875% 5/15/23 (b)(c)	290,000	291,813
Celanese U.S. Holdings LLC:
4.625% 11/15/22	1,055,000	1,076,100
6.625% 10/15/18	7,195,000	7,896,513
Nonconvertible Bonds - continued
	Principal Amount	Value
Chemicals - continued
Eagle Spinco, Inc. 4.625% 2/15/21 (b)	$ 495,000	$ 497,475
LyondellBasell Industries NV:
5% 4/15/19	3,445,000	3,798,113
6% 11/15/21	625,000	736,750
Rockwood Specialties Group, Inc. 4.625% 10/15/20	1,870,000	1,916,750
		16,213,514
Containers - 1.5%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (b)	5,572,000	6,129,200
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc. 7.375% 10/15/17 (b)	245,000	269,500
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23 (b)	2,455,000	2,408,969
Sealed Air Corp.:
6.5% 12/1/20 (b)	865,000	955,825
8.125% 9/15/19 (b)	2,045,000	2,331,300
8.375% 9/15/21 (b)	1,420,000	1,633,000
		13,727,794
Diversified Financial Services - 12.1%
Aircastle Ltd.:
6.25% 12/1/19	1,145,000	1,236,600
6.75% 4/15/17	1,390,000	1,529,000
9.75% 8/1/18	3,720,000	4,222,200
CIT Group, Inc.:
4.25% 8/15/17	2,235,000	2,313,225
5% 5/15/17	5,600,000	5,978,000
5% 8/15/22	1,775,000	1,874,617
5.25% 3/15/18	3,460,000	3,702,200
5.375% 5/15/20	2,780,000	3,016,300
5.5% 2/15/19 (b)	2,380,000	2,546,600
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	14,050,000	14,594,438
8% 1/15/18	22,870,000	24,499,469
ILFC E-Capital Trust II 6.25% 12/21/65 (b)(d)	470,000	410,075
International Lease Finance Corp.:
4.875% 4/1/15	2,390,000	2,494,563
5.65% 6/1/14	4,090,000	4,279,163
5.75% 5/15/16	4,280,000	4,604,467
5.875% 4/1/19	1,015,000	1,097,135
5.875% 8/15/22	2,270,000	2,442,758
6.25% 5/15/19	3,945,000	4,359,225
6.75% 9/1/16 (b)	2,935,000	3,309,213
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Financial Services - continued
International Lease Finance Corp.: - continued
7.125% 9/1/18 (b)	$ 3,390,000	$ 3,966,300
8.625% 9/15/15	6,505,000	7,383,175
8.75% 3/15/17	4,490,000	5,264,525
8.875% 9/1/17	5,425,000	6,530,344
		111,653,592
Diversified Media - 0.2%
Nielsen Finance LLC/Nielsen Finance Co. 4.5% 10/1/20 (b)	1,445,000	1,423,325
Electric Utilities - 8.5%
Atlantic Power Corp. 9% 11/15/18	3,320,000	3,527,500
Dolphin Subsidiary II, Inc. 6.5% 10/15/16	6,315,000	6,630,750
InterGen NV 9% 6/30/17 (b)	6,414,000	5,965,020
IPALCO Enterprises, Inc.:
5% 5/1/18	2,300,000	2,455,250
7.25% 4/1/16 (b)	805,000	901,600
Mirant Americas Generation LLC 9.125% 5/1/31	3,335,000	3,701,850
Mirant Mid-Atlantic LLC 10.06% 12/30/28	3,936,149	4,487,210
NRG Energy, Inc. 6.625% 3/15/23 (b)	3,150,000	3,370,500
NSG Holdings II, LLC 7.75% 12/15/25 (b)	10,143,000	10,548,720
NV Energy, Inc. 6.25% 11/15/20	3,545,000	4,220,840
Otter Tail Corp. 9% 12/15/16	1,343,000	1,557,880
Puget Energy, Inc.:
5.625% 7/15/22	785,000	847,542
6.5% 12/15/20	7,035,000	7,844,095
The AES Corp.:
7.375% 7/1/21	7,435,000	8,290,025
7.75% 10/15/15	5,515,000	6,163,013
8% 10/15/17	6,315,000	7,293,825
9.75% 4/15/16	505,000	600,950
		78,406,570
Energy - 14.1%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	1,355,000	1,355,000
Chesapeake Energy Corp.:
6.125% 2/15/21	10,190,000	10,903,300
6.5% 8/15/17	2,035,000	2,238,500
6.775% 3/15/19	2,685,000	2,705,138
6.875% 11/15/20	6,400,000	7,040,000
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21	$ 1,985,000	$ 2,099,138
6.125% 7/15/22	5,265,000	5,594,063
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (b)	1,110,000	1,098,900
Denbury Resources, Inc.:
4.625% 7/15/23 (c)	2,175,000	2,131,500
6.375% 8/15/21	7,330,000	7,953,050
Energy Transfer Equity LP 7.5% 10/15/20	5,225,000	6,021,813
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 6.875% 5/1/19	4,000,000	4,340,000
Exterran Holdings, Inc. 7.25% 12/1/18	13,660,000	14,513,750
Frontier Oil Corp. 6.875% 11/15/18	3,570,000	3,837,750
Kinder Morgan Finance Co. LLC 6% 1/15/18 (b)	4,970,000	5,491,850
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20 (b)	2,055,000	2,157,750
Oil States International, Inc.:
5.125% 1/15/23 (b)	685,000	693,563
6.5% 6/1/19	7,445,000	7,947,538
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (b)	2,395,000	2,598,575
Petroleum Geo-Services ASA 7.375% 12/15/18 (b)	2,015,000	2,176,200
Plains Exploration & Production Co. 6.125% 6/15/19	5,205,000	5,738,513
Precision Drilling Corp.:
6.5% 12/15/21	180,000	193,050
6.625% 11/15/20	6,630,000	7,060,950
SESI LLC 7.125% 12/15/21	3,360,000	3,721,200
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.5% 10/1/18	1,448,000	1,563,840
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25% 5/1/23 (b)	1,160,000	1,206,400
6.375% 8/1/22	3,770,000	4,128,150
6.875% 2/1/21	3,270,000	3,580,650
Tesoro Corp. 4.25% 10/1/17	625,000	647,656
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.875% 10/1/20 (b)	215,000	224,138
WPX Energy, Inc.:
5.25% 1/15/17	3,155,000	3,320,638
6% 1/15/22	4,780,000	5,138,500
		129,421,063
Nonconvertible Bonds - continued
	Principal Amount	Value
Environmental - 2.9%
Clean Harbors, Inc.:
5.125% 6/1/21 (b)	$ 3,190,000	$ 3,285,700
5.25% 8/1/20	4,075,000	4,258,375
Covanta Holding Corp.:
6.375% 10/1/22	2,335,000	2,548,330
7.25% 12/1/20	15,100,000	16,634,236
		26,726,641
Food & Drug Retail - 0.1%
ESAL GmbH 6.25% 2/5/23 (b)	1,405,000	1,364,536
Food/Beverage/Tobacco - 0.9%
JBS USA LLC/JBS USA Finance, Inc. 8.25% 2/1/20 (b)	8,015,000	8,596,088
Gaming - 1.2%
MCE Finance Ltd. 5% 2/15/21 (b)	985,000	985,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.375% 3/15/22	2,110,000	2,247,150
7.75% 8/15/20	6,935,000	7,836,550
		11,068,700
Healthcare - 4.8%
Fresenius Medical Care US Finance II, Inc. 5.625% 7/31/19 (b)	7,930,000	8,604,050
HealthSouth Corp. 5.75% 11/1/24	1,560,000	1,575,600
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21	2,805,000	3,085,500
Omega Healthcare Investors, Inc.:
6.75% 10/15/22	3,255,000	3,556,088
7.5% 2/15/20	655,000	718,863
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	4,015,000	4,296,050
Valeant Pharmaceuticals International:
6.375% 10/15/20 (b)	1,540,000	1,590,050
6.5% 7/15/16 (b)	5,675,000	5,909,094
6.875% 12/1/18 (b)	12,070,000	12,794,200
VPI Escrow Corp. 6.375% 10/15/20 (b)	2,315,000	2,393,016
		44,522,511
Homebuilders/Real Estate - 2.7%
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (b)	505,000	532,775
CB Richard Ellis Services, Inc. 6.625% 10/15/20	9,980,000	10,866,224
D.R. Horton, Inc.:
3.625% 2/15/18	2,165,000	2,181,238
4.375% 9/15/22	3,215,000	3,198,925
Nonconvertible Bonds - continued
	Principal Amount	Value
Homebuilders/Real Estate - continued
D.R. Horton, Inc.: - continued
4.75% 5/15/17	$ 4,525,000	$ 4,858,719
4.75% 2/15/23	720,000	719,100
Lennar Corp. 4.125% 12/1/18 (b)	2,165,000	2,165,000
		24,521,981
Hotels - 0.8%
Host Hotels & Resorts LP:
4.75% 3/1/23	1,050,000	1,099,875
5.875% 6/15/19	1,295,000	1,408,313
9% 5/15/17	4,845,000	5,147,813
		7,656,001
Leisure - 2.6%
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	5,085,000	5,746,050
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22	2,405,000	2,549,300
7.25% 3/15/18	1,130,000	1,288,200
7.5% 10/15/27	3,280,000	3,690,000
yankee 7.25% 6/15/16	9,215,000	10,389,913
		23,663,463
Metals/Mining - 3.6%
Boart Longyear Management Pty Ltd. 7% 4/1/21 (b)	4,950,000	5,123,250
CONSOL Energy, Inc. 8% 4/1/17	6,705,000	7,241,400
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (b)	8,720,000	8,981,600
7% 11/1/15 (b)	7,975,000	8,313,938
Peabody Energy Corp. 6.25% 11/15/21	3,210,000	3,362,475
		33,022,663
Paper - 0.7%
Sappi Papier Holding GmbH 7.75% 7/15/17 (b)	5,675,000	6,384,375
Services - 1.0%
FTI Consulting, Inc.:
6% 11/15/22 (b)	1,220,000	1,281,000
6.75% 10/1/20	7,775,000	8,338,688
		9,619,688
Shipping - 0.6%
Navios Maritime Holdings, Inc. 8.875% 11/1/17	5,350,000	5,276,705
Steel - 1.9%
Steel Dynamics, Inc.:
6.125% 8/15/19 (b)	4,055,000	4,379,400
Nonconvertible Bonds - continued
	Principal Amount	Value
Steel - continued
Steel Dynamics, Inc.: - continued
6.75% 4/1/15	$ 3,460,000	$ 3,503,250
7.625% 3/15/20	8,945,000	9,973,675
		17,856,325
Super Retail - 0.3%
Jaguar Land Rover PLC 5.625% 2/1/23 (b)	1,585,000	1,608,775
Netflix, Inc. 5.375% 2/1/21 (b)	725,000	723,188
		2,331,963
Technology - 1.8%
Brocade Communications Systems, Inc. 4.625% 1/15/23 (b)	1,335,000	1,321,650
First Data Corp. 12.625% 1/15/21	810,000	862,650
GrafTech International Ltd. 6.375% 11/15/20 (b)	1,175,000	1,254,313
IAC/InterActiveCorp 4.75% 12/15/22 (b)	3,785,000	3,756,613
NCR Corp. 4.625% 2/15/21 (b)	2,305,000	2,307,881
Nuance Communications, Inc. 5.375% 8/15/20 (b)	3,905,000	4,022,150
Viasystems, Inc. 7.875% 5/1/19 (b)	3,205,000	3,196,988
		16,722,245
Telecommunications - 4.1%
Altice Financing SA 7.875% 12/15/19 (b)	4,075,000	4,380,625
DigitalGlobe, Inc. 5.25% 2/1/21 (b)	325,000	324,188
NeuStar, Inc. 4.5% 1/15/23 (b)	1,070,000	1,070,000
Qwest Communications International, Inc. 7.125% 4/1/18	1,940,000	2,017,600
Sprint Nextel Corp.:
6% 12/1/16	6,435,000	6,933,713
7% 3/1/20 (b)	8,885,000	10,306,600
9% 11/15/18 (b)	10,610,000	13,129,875
		38,162,601
Textiles & Apparel - 0.4%
Hanesbrands, Inc. 6.375% 12/15/20	3,625,000	3,937,838
TOTAL NONCONVERTIBLE BONDS (Cost $777,571,306)		831,914,911
Nonconvertible Preferred Stocks - 0.2%
Shares
Banks & Thrifts - 0.2%
Goldman Sachs Group, Inc. 5.95% (Cost $2,015,875)	80,635	1,991,685
Floating Rate Loans - 5.5%
	Principal Amount	Value
Air Transportation - 1.6%
Delta Air Lines, Inc.:
Tranche B 1LN, term loan:
5.25% 10/18/18 (d)	$ 3,365,000	$ 3,419,681
5.5% 4/20/17 (d)	10,718,982	10,839,571
Tranche B 2LN, term loan 4.25% 4/18/16 (d)	840,000	848,400
		15,107,652
Automotive - 1.8%
Chrysler Group LLC Tranche B, term loan 6% 5/24/17 (d)	7,641,446	7,794,275
Federal-Mogul Corp.:
Tranche B, term loan 2.1464% 12/27/14 (d)	5,977,866	5,664,028
Tranche C, term loan 2.1386% 12/27/15 (d)	3,082,525	2,920,692
		16,378,995
Cable TV - 0.0%
UPC Broadband Holding BV Tranche AF, term loan 4% 1/31/21 (d)	190,000	191,900
Energy - 0.6%
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (d)	5,605,000	5,738,399
Food & Drug Retail - 0.3%
GNC Corp. Tranche B, term loan 3.75% 3/2/18 (d)	2,263,370	2,283,174
Insurance - 0.7%
Asurion Corp. Tranche 1LN, term loan 5.5% 5/24/18 (d)	6,800,000	6,859,840
Steel - 0.1%
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (d)	643,461	652,308
Super Retail - 0.2%
Neiman Marcus Group, Inc. Tranche B, term loan 4.75% 5/16/18 (d)	2,000,000	2,010,000
Technology - 0.2%
GoDaddy.com, Inc. Tranche B 1LN, term loan 5.5% 12/16/18 (d)	1,731,234	1,735,562
TOTAL FLOATING RATE LOANS (Cost $49,418,294)		50,957,830
Money Market Funds - 3.1%
	Shares
Fidelity Cash Central Fund, 0.16% (a) (Cost $28,129,905)	28,129,905	28,129,905
Cash Equivalents - 0.3%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.14%, dated 1/31/13 due 2/1/13 (Collateralized by U.S. Treasury Obligations) # (Cost $2,385,000)	$ 2,385,009	$ 2,385,000
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $859,520,380)		915,379,331
NET OTHER ASSETS (LIABILITIES) - 0.6%		5,351,338
NET ASSETS - 100%		$ 920,730,669
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $251,947,350 or 27.4% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,385,000 due 2/01/13 at 0.14%
Barclays Capital, Inc.	$ 1,113,088
Merrill Lynch, Pierce, Fenner & Smith, Inc.	345,810
UBS Securities LLC	926,102
$ 2,385,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 78,503
Other Information

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$ 1,991,685	$ 1,991,685	$ -	$ -
Corporate Bonds	831,914,911	-	831,914,911	-
Floating Rate Loans	50,957,830	-	50,957,830	-
Money Market Funds	28,129,905	28,129,905	-	-
Cash Equivalents	2,385,000	-	2,385,000	-
Total Investments in Securities:	$ 915,379,331	$ 30,121,590	$ 885,257,741	$ -
Income Tax Information

At January 31, 2013, the cost of investment securities for income tax purposes was $855,912,987. Net unrealized appreciation aggregated $59,466,344, of which $60,852,451 related to appreciated investment securities and $1,386,107 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and floating rate loans, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® High Income Fund

January 31, 2013

1.813069.108

SPH-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 78.8%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.4%
Capital Goods - 0.1%
General Cable Corp.:
0.875% 11/15/13	$ 1,888	$ 1,879
4.5% 11/15/29 (d)	2,126	2,485
		4,364
Metals/Mining - 0.3%
Peabody Energy Corp. 4.75% 12/15/66	22,142	21,104
TOTAL CONVERTIBLE BONDS		25,468
Nonconvertible Bonds - 78.4%
Aerospace - 0.4%
Alliant Techsystems, Inc. 6.875% 9/15/20	7,103	7,813
GenCorp, Inc. 7.125% 3/15/21 (f)	1,715	1,775
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18	6,185	6,780
7.125% 3/15/21	8,305	9,136
		25,504
Air Transportation - 0.1%
Continental Airlines, Inc. 6.125% 4/29/18 (f)	2,270	2,259
U.S. Airways pass-thru certificates Series 2012-2 Class A, 4.625% 12/3/26	1,655	1,713
		3,972
Automotive - 2.6%
ArvinMeritor, Inc. 8.125% 9/15/15	1,020	1,066
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19	7,070	7,742
8.25% 6/15/21	6,785	7,514
Continental Rubber of America Corp. 4.5% 9/15/19 (f)	3,855	3,913
Dana Holding Corp.:
6.5% 2/15/19	2,749	2,935
6.75% 2/15/21	2,802	3,054
Delphi Corp.:
5.875% 5/15/19	12,555	13,512
6.125% 5/15/21	5,810	6,391
Exide Technologies 8.625% 2/1/18	3,691	3,156
Ford Motor Co.:
6.375% 2/1/29	2,308	2,570
6.625% 2/15/28	1,640	1,842
6.625% 10/1/28	575	664
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Automotive - continued
Ford Motor Co.: - continued
7.125% 11/15/25	$ 95	$ 112
7.45% 7/16/31	2,080	2,652
Ford Motor Credit Co. LLC:
5% 5/15/18	17,945	19,673
5.75% 2/1/21	7,407	8,375
5.875% 8/2/21	19,885	22,601
8% 12/15/16	2,136	2,559
8.125% 1/15/20	7,552	9,511
General Motors Acceptance Corp. 8% 11/1/31	21,485	26,910
International Automotive Components Group SA 9.125% 6/1/18 (f)	4,110	3,946
Stoneridge, Inc. 9.5% 10/15/17 (f)	1,564	1,673
Tenneco, Inc. 7.75% 8/15/18	2,386	2,613
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (f)	14,530	16,146
		171,130
Banks & Thrifts - 1.6%
Ally Financial, Inc.:
3.51% 2/11/14 (i)	4,945	5,019
4.5% 2/11/14	4,945	5,044
4.625% 6/26/15	10,000	10,501
5.5% 2/15/17	8,965	9,637
6.25% 12/1/17	4,180	4,640
7.5% 9/15/20	22,185	26,677
8% 3/15/20	16,900	20,724
GMAC LLC:
6.75% 12/1/14	10,609	11,458
8% 12/31/18	4,000	4,710
8% 11/1/31	6,615	8,351
		106,761
Broadcasting - 0.4%
AMC Networks, Inc. 4.75% 12/15/22	4,055	4,055
Clear Channel Communications, Inc. 10.75% 8/1/16	3,053	2,366
Starz LLC/Starz Finance Corp. 5% 9/15/19 (f)	5,680	5,836
Univision Communications, Inc.:
6.75% 9/15/22 (f)	3,750	3,919
6.875% 5/15/19 (f)	8,040	8,442
		24,618
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Building Materials - 4.1%
Associated Materials LLC 9.125% 11/1/17	$ 24,729	$ 25,347
BC Mountain LLC/BC Mountain Finance, Inc. 7% 2/1/21 (f)	1,770	1,828
Building Materials Corp. of America 6.75% 5/1/21 (f)	3,080	3,396
CEMEX Espana SA (Luxembourg) 9.875% 4/30/19 (f)	14,635	16,464
CEMEX Finance LLC:
9.375% 10/12/22 (f)	7,450	8,400
9.5% 12/14/16 (f)	15,970	17,048
CEMEX SA de CV:
5.311% 9/30/15 (f)(i)	33,110	33,607
9% 1/11/18 (f)	18,955	20,471
Gibraltar Industries, Inc. 6.25% 2/1/21 (f)	985	1,017
HD Supply, Inc.:
7.5% 7/15/20 (f)	9,270	9,200
10.5% 1/15/21 (f)	4,005	4,095
11.5% 7/15/20 (f)	18,815	21,637
Headwaters, Inc. 7.625% 4/1/19	18,934	20,259
Interline Brands, Inc. 7.5% 11/15/18	2,789	3,026
Isabelle Acquisition Sub, Inc. 10% 11/15/18 pay-in-kind (f)(i)	1,590	1,737
Masco Corp.:
5.95% 3/15/22	11,425	12,647
6.125% 10/3/16	1,445	1,619
7.125% 3/15/20	6,544	7,689
Masonite International Corp. 8.25% 4/15/21 (f)	2,205	2,414
Ply Gem Industries, Inc.:
8.25% 2/15/18	20,963	22,797
9.375% 4/15/17	2,995	3,250
Summit Materials LLC/Summit Materials Finance Corp. 10.5% 1/31/20 (f)	6,110	6,522
USG Corp.:
7.875% 3/30/20 (f)	7,965	9,080
8.375% 10/15/18 (f)	9,560	10,612
		264,162
Cable TV - 3.1%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	8,675	8,556
6.5% 4/30/21	30,345	32,469
6.625% 1/31/22	14,585	15,898
7% 1/15/19	19,388	20,939
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Cable TV - continued
CCO Holdings LLC/CCO Holdings Capital Corp.: - continued
7.375% 6/1/20	$ 6,410	$ 7,131
7.875% 4/30/18	1,810	1,934
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (f)	13,880	14,435
CSC Holdings LLC:
6.75% 11/15/21	1,685	1,896
8.625% 2/15/19	5,047	6,069
DISH DBS Corp.:
5% 3/15/23 (f)	5,700	5,615
6.75% 6/1/21	8,355	9,337
EchoStar Communications Corp. 7.125% 2/1/16	4,893	5,456
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (f)	2,175	2,387
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.5% 1/15/23 (f)	7,325	7,563
7.5% 3/15/19 (f)	1,515	1,655
UPCB Finance III Ltd. 6.625% 7/1/20 (f)	29,492	31,483
UPCB Finance V Ltd. 7.25% 11/15/21 (f)	6,215	6,883
UPCB Finance VI Ltd. 6.875% 1/15/22 (f)	3,390	3,704
Virgin Media Finance PLC 4.875% 2/15/22	5,635	5,621
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (f)	7,785	8,135
		197,166
Capital Goods - 1.0%
Amsted Industries, Inc. 8.125% 3/15/18 (f)	8,610	9,256
Briggs & Stratton Corp. 6.875% 12/15/20	2,646	2,977
CNH Capital LLC 6.25% 11/1/16	4,955	5,451
Coleman Cable, Inc. 9% 2/15/18	13,972	15,178
General Cable Corp. 5.75% 10/1/22 (f)	9,350	9,724
Manitowoc Co., Inc. 5.875% 10/15/22	3,760	3,798
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (f)	7,660	8,043
SPL Logistics Escrow LLC/SPL Logistics Finance Corp. 8.875% 8/1/20 (f)	7,340	7,854
		62,281
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Chemicals - 2.9%
Axiall Corp. 4.875% 5/15/23 (f)(h)	$ 2,025	$ 2,038
Celanese U.S. Holdings LLC:
4.625% 11/15/22	7,175	7,319
5.875% 6/15/21	3,065	3,433
6.625% 10/15/18	4,340	4,763
Chemtura Corp. 7.875% 9/1/18	11,278	12,152
Eagle Spinco, Inc. 4.625% 2/15/21 (f)	3,440	3,457
Hexion US Finance Corp.:
6.625% 4/15/20	1,800	1,773
6.625% 4/15/20 (f)	15,025	14,800
INEOS Finance PLC:
7.5% 5/1/20 (f)	8,095	8,722
8.375% 2/15/19 (f)	3,410	3,734
Kinove German Bondco GmbH 9.625% 6/15/18 (f)	3,005	3,275
Kraton Polymers LLC/Kraton Polymers Capital Corp. 6.75% 3/1/19	3,439	3,559
LyondellBasell Industries NV:
5% 4/15/19	16,015	17,657
6% 11/15/21	3,665	4,320
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20	21,240	21,877
NOVA Chemicals Corp. 8.625% 11/1/19	1,623	1,846
Nufarm Australia Ltd. 6.375% 10/15/19 (f)	742	785
Olin Corp. 5.5% 8/15/22	2,585	2,695
Orion Engineered Carbons Finance & Co. SCA 9.25% 8/1/19 pay-in-kind (f)(i)	5,315	5,288
Rockwood Specialties Group, Inc. 4.625% 10/15/20	11,770	12,064
Taminco Global Chemical Corp. 9.75% 3/31/20 (f)	1,455	1,601
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (f)	49,875	49,314
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (f)(h)	3,125	3,195
		189,667
Consumer Products - 0.3%
Elizabeth Arden, Inc. 7.375% 3/15/21	1,805	2,013
Libbey Glass, Inc. 6.875% 5/15/20	3,570	3,865
Prestige Brands, Inc. 8.125% 2/1/20	900	1,008
Spectrum Brands Escrow Corp.:
6.375% 11/15/20 (f)	1,910	2,020
6.625% 11/15/22 (f)	2,255	2,424
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Consumer Products - continued
Tempur-Pedic International, Inc. 6.875% 12/15/20 (f)	$ 2,650	$ 2,816
Wolverine World Wide, Inc. 6.125% 10/15/20 (f)	3,415	3,586
		17,732
Containers - 3.4%
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (f)	315	347
9.125% 10/15/20 (f)	6,380	7,018
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc.:
7.375% 10/15/17 (f)	1,460	1,606
9.125% 10/15/20 (f)	17,077	18,699
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.:
4.875% 11/15/22 (f)	1,465	1,465
7% 11/15/20 (f)	3,835	3,883
Berry Plastics Corp. 5.054% 2/15/15 (i)	27,523	27,559
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (f)	2,615	2,811
Crown Americas LLC/Crown Americas Capital Corp. III 6.25% 2/1/21	4,697	5,108
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23 (f)	1,815	1,781
Graphic Packaging International, Inc. 7.875% 10/1/18	3,194	3,513
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	15,965	16,404
6.875% 2/15/21	14,930	16,012
7.125% 4/15/19	7,985	8,524
7.875% 8/15/19	14,665	16,132
8.25% 2/15/21	15,001	15,714
9% 4/15/19	9,864	10,407
9.875% 8/15/19	14,180	15,492
Sealed Air Corp.:
6.5% 12/1/20 (f)	5,855	6,470
8.125% 9/15/19 (f)	9,615	10,961
8.375% 9/15/21 (f)	10,680	12,282
Tekni-Plex, Inc. 9.75% 6/1/19 (f)	13,890	15,348
		217,536
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Diversified Financial Services - 5.3%
Aircastle Ltd.:
6.25% 12/1/19	$ 7,745	$ 8,365
7.625% 4/15/20	3,920	4,498
9.75% 8/1/18	6,508	7,387
CIT Group, Inc.:
4.25% 8/15/17	5,515	5,708
5% 5/15/17	19,015	20,299
5% 8/15/22	5,515	5,825
5.25% 3/15/18	14,490	15,504
5.375% 5/15/20	13,850	15,027
5.5% 2/15/19 (f)	6,890	7,372
Eileme 2 AB 11.625% 1/31/20 (f)	1,815	2,142
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8% 1/15/18	18,800	20,140
International Lease Finance Corp.:
4.875% 4/1/15	10,000	10,438
5.625% 9/20/13	6,002	6,145
5.65% 6/1/14	4,281	4,479
5.75% 5/15/16	7,810	8,402
5.875% 5/1/13	4,440	4,469
6.25% 5/15/19	11,635	12,857
6.625% 11/15/13	9,689	10,052
7.125% 9/1/18 (f)	19,940	23,330
8.25% 12/15/20	3,000	3,675
8.625% 9/15/15	35,369	40,144
8.625% 1/15/22	6,475	8,223
8.75% 3/15/17	30,306	35,534
8.875% 9/1/17	12,220	14,710
SLM Corp.:
5.5% 1/25/23	5,595	5,572
6% 1/25/17	9,085	10,016
6.25% 1/25/16	2,450	2,689
7.25% 1/25/22	2,400	2,682
8% 3/25/20	15,072	17,446
8.45% 6/15/18	9,045	10,776
		343,906
Diversified Media - 1.1%
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22 (f)	3,105	3,276
6.5% 11/15/22 (f)	18,900	20,129
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Diversified Media - continued
Clear Channel Worldwide Holdings, Inc.: - continued
7.625% 3/15/20	$ 2,795	$ 2,893
7.625% 3/15/20	13,690	14,306
Lamar Media Corp.:
5% 5/1/23 (f)	3,830	3,907
5.875% 2/1/22	2,160	2,376
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20 (f)	3,730	3,674
7.75% 10/15/18	8,950	9,957
Quebecor Media, Inc. 5.75% 1/15/23 (f)	9,385	9,737
WMG Acquisition Corp. 6% 1/15/21 (f)	2,540	2,699
		72,954
Electric Utilities - 5.5%
Atlantic Power Corp. 9% 11/15/18	13,735	14,593
Calpine Corp.:
7.5% 2/15/21 (f)	44,075	47,601
7.875% 7/31/20 (f)	26,442	29,086
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20	2,128	2,447
11% 10/1/21	1,288	1,404
11.75% 3/1/22 (f)	25,500	29,038
GenOn Energy, Inc.:
9.5% 10/15/18	16,505	19,600
9.875% 10/15/20	22,213	25,545
InterGen NV 9% 6/30/17 (f)	59,924	55,729
Mirant Americas Generation LLC:
8.5% 10/1/21	25,173	29,201
9.125% 5/1/31	12,944	14,368
NRG Energy, Inc.:
7.625% 5/15/19	2,975	3,183
7.875% 5/15/21	3,335	3,735
NSG Holdings II, LLC 7.75% 12/15/25 (f)	8,480	8,819
Puget Energy, Inc.:
5.625% 7/15/22	4,655	5,026
6% 9/1/21	6,915	7,766
RRI Energy, Inc. 7.875% 6/15/17	16,994	18,863
Tenaska Alabama Partners LP 7% 6/30/21 (f)	1,633	1,719
The AES Corp.:
7.375% 7/1/21	13,285	14,813
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Electric Utilities - continued
The AES Corp.: - continued
8% 10/15/17	$ 14,174	$ 16,371
9.75% 4/15/16	4,459	5,306
		354,213
Energy - 9.0%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	9,240	9,240
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20	3,365	3,634
7% 5/20/22	7,205	7,871
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19	4,955	5,252
6.5% 5/20/21	2,350	2,515
Antero Resources Finance Corp. 7.25% 8/1/19	9,910	10,653
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.:
5.875% 8/1/23 (f)(h)	6,150	6,150
6.625% 10/1/20 (f)	1,600	1,680
Atwood Oceanics, Inc. 6.5% 2/1/20	1,305	1,416
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.375% 5/1/19	3,165	3,478
Chesapeake Energy Corp.:
6.125% 2/15/21	5,895	6,308
6.625% 8/15/20	8,220	9,021
6.875% 11/15/20	5,925	6,518
7.25% 12/15/18	4,265	4,798
9.5% 2/15/15	21,038	23,826
Chesapeake Midstream Partners LP/CHKM Finance Corp. 6.125% 7/15/22	6,060	6,439
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (f)	3,380	3,346
Continental Resources, Inc.:
5% 9/15/22	16,105	17,071
7.125% 4/1/21	2,865	3,237
7.375% 10/1/20	4,203	4,749
Crestwood Midstream Partners LP/Finance Corp.:
7.75% 4/1/19	7,160	7,482
7.75% 4/1/19 (f)	6,195	6,443
Denbury Resources, Inc. 8.25% 2/15/20	2,944	3,275
Drill Rigs Holdings, Inc. 6.5% 10/1/17 (f)	6,365	6,333
Energy Transfer Equity LP 7.5% 10/15/20	22,218	25,606
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22	$ 4,400	$ 4,730
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19	6,885	7,470
9.375% 5/1/20	10,745	12,008
Expro Finance Luxembourg SCA 8.5% 12/15/16 (f)	10,432	11,006
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	9,928	9,928
Forest Oil Corp. 7.25% 6/15/19	21,988	21,988
Gulfmark Offshore, Inc. 6.375% 3/15/22 (f)	7,300	7,519
Hornbeck Offshore Services, Inc. 5.875% 4/1/20	5,715	5,986
Inergy Midstream LP/Inergy Finance Corp. 6% 12/15/20 (f)	10,690	11,011
Key Energy Services, Inc. 6.75% 3/1/21 (f)	3,395	3,403
Kodiak Oil & Gas Corp. 5.5% 1/15/21 (f)	2,595	2,621
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (f)	25,395	25,332
6.5% 5/15/19	6,915	6,984
7.75% 2/1/21	2,458	2,630
8.625% 4/15/20	11,400	12,569
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
4.5% 7/15/23	11,205	11,149
5.5% 2/15/23	3,030	3,197
6.25% 6/15/22	10,865	11,734
Newfield Exploration Co. 5.625% 7/1/24	6,550	7,041
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20 (f)	3,040	3,192
Offshore Group Investment Ltd.:
7.5% 11/1/19 (f)	28,460	29,100
11.5% 8/1/15	1,486	1,616
Oil States International, Inc.:
5.125% 1/15/23 (f)	4,835	4,895
6.5% 6/1/19	6,290	6,715
Pioneer Drilling Co. 9.875% 3/15/18	5,603	6,079
Plains Exploration & Production Co.:
6.125% 6/15/19	5,000	5,513
6.5% 11/15/20	8,705	9,619
7.625% 4/1/20	7,329	8,263
Precision Drilling Corp. 6.5% 12/15/21	1,100	1,180
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Regency Energy Partners LP/Regency Energy Finance Corp.:
5.5% 4/15/23	$ 7,670	$ 8,092
6.875% 12/1/18	7,148	7,738
Rockies Express Pipeline LLC 6% 1/15/19 (f)	1,865	1,828
Sabine Pass Liquefaction LLC 5.625% 2/1/21 (f)	5,565	5,614
Samson Investment Co. 9.75% 2/15/20 (f)	10,545	11,204
SandRidge Energy, Inc. 7.5% 3/15/21	1,845	1,956
SESI LLC 6.375% 5/1/19	8,270	8,787
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	3,221	3,261
Stone Energy Corp. 7.5% 11/15/22	7,655	8,248
Suburban Propane Partners LP/Suburban Energy Finance Corp.:
7.375% 8/1/21	19,455	21,206
7.5% 10/1/18	7,338	7,925
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25% 5/1/23 (f)	11,175	11,622
6.375% 8/1/22	3,105	3,400
6.875% 2/1/21	5,584	6,114
7.875% 10/15/18	9,169	10,040
Tesoro Corp.:
4.25% 10/1/17	3,905	4,047
5.375% 10/1/22	4,395	4,571
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.875% 10/1/20 (f)	1,325	1,381
WPX Energy, Inc.:
5.25% 1/15/17	5,100	5,368
6% 1/15/22	6,890	7,407
		580,628
Entertainment/Film - 0.0%
Cinemark USA, Inc. 5.125% 12/15/22 (f)	1,950	1,974
Environmental - 0.6%
ADS Waste Holdings, Inc. 8.25% 10/1/20 (f)	5,195	5,526
Clean Harbors, Inc.:
5.125% 6/1/21 (f)	4,035	4,156
5.25% 8/1/20	4,380	4,577
Covanta Holding Corp.:
6.375% 10/1/22	5,740	6,264
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Environmental - continued
Covanta Holding Corp.: - continued
7.25% 12/1/20	$ 6,502	$ 7,163
Tervita Corp. 9.75% 11/1/19 (f)	9,375	9,188
		36,874
Food & Drug Retail - 2.2%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (f)	31,155	33,803
ESAL GmbH 6.25% 2/5/23 (f)	6,800	6,604
Petco Holdings, Inc. 8.5% 10/15/17 pay-in-kind (f)	3,085	3,178
Rite Aid Corp.:
7.5% 3/1/17	10,210	10,465
7.7% 2/15/27	3,030	2,841
9.25% 3/15/20	21,595	23,862
9.5% 6/15/17	35,090	36,581
10.375% 7/15/16	12,624	13,350
Shearers Foods LLC/Chip Finance Corp. 9% 11/1/19 (f)	1,750	1,877
Tops Markets LLC 8.875% 12/15/17 (f)	6,300	6,773
		139,334
Food/Beverage/Tobacco - 1.8%
Bumble Bee Acquisition Corp. 9% 12/15/17 (f)	26,606	28,868
C&S Group Enterprises LLC 8.375% 5/1/17 (f)	18,849	20,121
Constellation Brands, Inc. 4.625% 3/1/23	1,510	1,533
Dean Foods Co. 7% 6/1/16	4,000	4,440
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc. 9.875% 2/1/20 (f)	2,240	2,430
JBS Finance II Ltd. 8.25% 1/29/18 (f)	4,630	5,000
JBS USA LLC/JBS USA Finance, Inc.:
7.25% 6/1/21 (f)	4,325	4,455
8.25% 2/1/20 (f)	40,535	43,474
Smithfield Foods, Inc. 6.625% 8/15/22	6,075	6,683
		117,004
Gaming - 2.5%
Ameristar Casinos, Inc. 7.5% 4/15/21	8,915	9,695
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp. 8.375% 2/15/18 (f)	1,615	1,672
Caesars Entertainment Operating Co., Inc. 8.5% 2/15/20	26,195	26,326
Caesars Operating Escrow LLC/Caesars Escrow Corp.:
9% 2/15/20 (f)	18,030	18,368
9% 2/15/20 (f)	3,840	3,912
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Gaming - continued
Chester Downs & Marina LLC 9.25% 2/1/20 (f)	$ 3,655	$ 3,554
Graton Economic Development Authority 9.625% 9/1/19 (f)	3,705	4,113
MCE Finance Ltd. 5% 2/15/21 (f)	3,630	3,630
MGM Mirage, Inc.:
6.625% 12/15/21	3,805	3,919
7.5% 6/1/16	3,365	3,659
7.625% 1/15/17	13,747	15,070
7.75% 3/15/22	10,050	10,955
8.625% 2/1/19	19,190	21,829
Pinnacle Entertainment, Inc. 7.75% 4/1/22	1,980	2,119
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.375% 3/15/22	26,060	27,754
7.75% 8/15/20	4,880	5,514
		162,089
Healthcare - 7.3%
Alere, Inc.:
7.25% 7/1/18 (f)	7,990	8,310
8.625% 10/1/18	8,140	8,466
Community Health Systems, Inc.:
5.125% 8/15/18	6,335	6,668
7.125% 7/15/20	6,270	6,772
8% 11/15/19	48,890	53,901
DaVita, Inc. 5.75% 8/15/22	6,035	6,337
Elan Finance PLC/Elan Finance Corp. 6.25% 10/15/19 (f)	5,785	6,190
Emergency Medical Services Corp. 8.125% 6/1/19	11,987	13,126
Endo Pharmaceuticals Holdings, Inc. 7% 12/15/20	2,727	2,972
Fresenius Medical Care US Finance II, Inc. 6.5% 9/15/18 (f)	2,305	2,613
Grifols, Inc. 8.25% 2/1/18	3,073	3,365
HCA Holdings, Inc.:
6.25% 2/15/21	7,735	8,083
7.75% 5/15/21	9,000	9,855
HCA, Inc.:
4.75% 5/1/23	12,390	12,467
5.875% 3/15/22	12,000	13,050
5.875% 5/1/23	14,595	15,179
6.5% 2/15/20	17,520	19,556
7.25% 9/15/20	2,436	2,704
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
HCA, Inc.: - continued
7.5% 11/6/33	$ 2,576	$ 2,615
7.875% 2/15/20	16,571	18,394
8% 10/1/18	3,000	3,480
8.5% 4/15/19	7,363	8,155
Hologic, Inc. 6.25% 8/1/20 (f)	3,570	3,838
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19	3,745	3,801
IMS Health, Inc. 6% 11/1/20 (f)	3,790	3,951
Jaguar Holding Co. I 9.375% 10/15/17 pay-in-kind (f)	5,010	5,311
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (f)	1,855	2,129
Kindred Healthcare, Inc. 8.25% 6/1/19	2,580	2,541
Legend Acquisition Sub, Inc. 10.75% 8/15/20 (f)	7,485	6,587
Omega Healthcare Investors, Inc.:
5.875% 3/15/24	16,240	17,214
6.75% 10/15/22	11,538	12,605
7.5% 2/15/20	6,951	7,629
Radiation Therapy Services, Inc. 8.875% 1/15/17	7,505	7,430
Rotech Healthcare, Inc. 10.75% 10/15/15	3,982	3,982
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	10,650	11,396
Service Corp. International 4.5% 11/15/20	3,835	3,902
Sky Growth Acquisition Corp. 7.375% 10/15/20 (f)	3,415	3,483
Stewart Enterprises, Inc. 6.5% 4/15/19	3,460	3,707
Tenet Healthcare Corp.:
4.75% 6/1/20 (f)	5,245	5,271
6.25% 11/1/18	6,620	7,265
6.75% 2/1/20	5,635	5,889
8.875% 7/1/19	9,271	10,523
Valeant Pharmaceuticals International:
6.375% 10/15/20 (f)	9,350	9,654
6.5% 7/15/16 (f)	8,345	8,689
6.75% 8/15/21 (f)	16,343	17,119
6.875% 12/1/18 (f)	23,609	25,026
7% 10/1/20 (f)	2,900	3,074
7.25% 7/15/22 (f)	8,905	9,573
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc.:
7.75% 2/1/19	8,909	9,399
7.75% 2/1/19 (f)	8,150	8,598
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
VPI Escrow Corp. 6.375% 10/15/20 (f)	$ 12,220	$ 12,632
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (f)	4,745	4,781
		469,257
Homebuilders/Real Estate - 1.3%
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (f)	12,885	13,594
CB Richard Ellis Services, Inc.:
6.625% 10/15/20	4,248	4,625
11.625% 6/15/17	11,413	12,440
KB Home:
7.25% 6/15/18	1,690	1,872
8% 3/15/20	6,025	6,959
Realogy Corp.:
7.625% 1/15/20 (f)	4,665	5,318
7.875% 2/15/19 (f)	2,468	2,721
11.5% 4/15/17	5,441	5,849
Ryland Group, Inc. 5.375% 10/1/22	2,115	2,157
Standard Pacific Corp.:
8.375% 5/15/18	11,118	13,119
8.375% 1/15/21	7,216	8,587
William Lyon Homes, Inc. 8.5% 11/15/20 (f)	4,010	4,321
		81,562
Hotels - 0.8%
Choice Hotels International, Inc. 5.75% 7/1/22	1,825	2,021
FelCor Lodging LP:
5.625% 3/1/23 (f)	5,520	5,568
6.75% 6/1/19	15,195	16,297
Host Hotels & Resorts LP:
5.25% 3/15/22	10,000	10,900
5.875% 6/15/19	9,380	10,201
6% 10/1/21	4,310	4,930
		49,917
Leisure - 0.6%
Dave & Buster's Parent, Inc. 0% 2/15/16 (f)	12,449	9,383
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	6,517	7,364
NCL Corp. Ltd. 11.75% 11/15/16	4,465	5,045
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22	3,370	3,572
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Leisure - continued
Royal Caribbean Cruises Ltd.: - continued
11.875% 7/15/15	$ 12,179	$ 14,858
yankee 7.25% 6/15/16	1,467	1,654
		41,876
Metals/Mining - 2.1%
Alpha Natural Resources, Inc.:
6% 6/1/19	14,825	13,305
6.25% 6/1/21	12,735	11,302
American Rock Salt Co. LLC/American Rock Capital Corp. 8.25% 5/1/18 (f)	1,625	1,471
Calcipar SA 6.875% 5/1/18 (f)	1,635	1,715
CONSOL Energy, Inc.:
8% 4/1/17	22,892	24,723
8.25% 4/1/20	16,048	17,372
Eldorado Gold Corp. 6.125% 12/15/20 (f)	3,800	3,995
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (f)	4,005	4,095
7% 11/1/15 (f)	15,520	16,180
8.25% 11/1/19 (f)	10,500	11,235
Peabody Energy Corp.:
6% 11/15/18	9,620	10,162
7.375% 11/1/16	2,503	2,853
Penn Virginia Resource Partners LP/Penn Virginia Finance Corp. 8.375% 6/1/20 (f)	5,530	5,931
Prince Mineral Holding Corp. 11.5% 12/15/19 (f)	3,355	3,623
Rain CII Carbon LLC/CII Carbon Corp. 8.25% 1/15/21 (f)	4,130	4,326
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (f)	1,330	1,380
SunCoke Energy, Inc. 7.625% 8/1/19	4,150	4,368
		138,036
Paper - 0.4%
NewPage Corp. 11.375% 12/31/14 (c)	33,309	0
P.H. Glatfelter Co. 5.375% 10/15/20	2,780	2,905
Sappi Papier Holding GmbH 6.625% 4/15/21 (f)	1,800	1,890
Xerium Technologies, Inc. 8.875% 6/15/18	21,100	19,781
		24,576
Publishing/Printing - 0.1%
Cengage Learning Acquisitions, Inc. 12% 6/30/19 (f)	9,200	4,002
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Restaurants - 0.4%
DineEquity, Inc. 9.5% 10/30/18	$ 12,340	$ 14,129
Landry's Acquisition Co. 9.375% 5/1/20 (f)	3,920	4,214
Landry's Holdings II, Inc. 10.25% 1/1/18 (f)	4,955	5,128
Roadhouse Financing, Inc. 10.75% 10/15/17	2,773	2,582
		26,053
Services - 1.4%
Air Lease Corp. 5.625% 4/1/17	7,705	8,129
APX Group, Inc.:
6.375% 12/1/19 (f)	22,995	22,508
8.75% 12/1/20 (f)	5,735	5,620
ARAMARK Corp. 3.8128% 2/1/15 (i)	17,519	17,541
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 2.81% 5/15/14 (i)	6,559	6,535
Laureate Education, Inc. 9.25% 9/1/19 (f)	11,490	12,524
The Geo Group, Inc.:
6.625% 2/15/21	1,988	2,202
7.75% 10/15/17	1,756	1,888
United Rentals North America, Inc.:
5.75% 7/15/18	3,505	3,768
6.125% 6/15/23	6,370	6,752
		87,467
Shipping - 1.4%
HDTFS, Inc.:
5.875% 10/15/20 (f)	5,815	6,106
6.25% 10/15/22 (f)	5,295	5,692
Kenan Advantage Group, Inc. 8.375% 12/15/18 (f)	6,935	7,299
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17	25,820	24,464
Navios Maritime Holdings, Inc.:
8.125% 2/15/19	20,996	17,847
8.875% 11/1/17	18,506	18,252
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19	1,620	1,620
Teekay Corp. 8.5% 1/15/20	4,508	4,891
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	5,486	5,459
		91,630
Steel - 0.5%
Essar Steel Algoma, Inc. 9.375% 3/15/15 (f)	9,784	9,466
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Steel - continued
JMC Steel Group, Inc. 8.25% 3/15/18 (f)	$ 17,063	$ 18,172
Ryerson, Inc./Joseph T Ryerson & Son, Inc. 11.25% 10/15/18 (f)	3,620	3,584
		31,222
Super Retail - 2.5%
Asbury Automotive Group, Inc. 7.625% 3/15/17	18,214	18,760
Claire's Stores, Inc.:
8.875% 3/15/19	1,119	1,097
9% 3/15/19 (f)	42,640	46,691
J. Crew Group, Inc. 8.125% 3/1/19	11,953	12,820
Jaguar Land Rover PLC 5.625% 2/1/23 (f)	5,275	5,354
Limited Brands, Inc.:
6.625% 4/1/21	9,440	10,738
7% 5/1/20	4,578	5,265
Office Depot, Inc. 9.75% 3/15/19 (f)	5,365	5,875
Sally Holdings LLC 6.875% 11/15/19	3,800	4,190
Serta Simmons Holdings, LLC 8.125% 10/1/20 (f)	30,108	30,823
The Bon-Ton Department Stores, Inc.:
10.25% 3/15/14	3,890	3,890
10.625% 7/15/17 (f)	15,474	15,358
		160,861
Technology - 5.6%
Avaya, Inc.:
7% 4/1/19 (f)	48,703	46,511
9% 4/1/19 (f)	9,500	9,809
9.75% 11/1/15	41,260	39,506
10.125% 11/1/15 pay-in-kind (i)	48,268	46,337
CDW LLC/CDW Finance Corp.:
8% 12/15/18	5,562	6,188
8.5% 4/1/19	14,555	16,083
Ceridian Corp.:
8.875% 7/15/19 (f)	2,665	2,965
11.25% 11/15/15	1,697	1,718
CommScope, Inc. 8.25% 1/15/19 (f)	2,777	3,041
First Data Corp.:
6.75% 11/1/20 (f)	10,090	10,393
7.375% 6/15/19 (f)	12,775	13,382
8.25% 1/15/21 (f)	4,566	4,703
8.75% 1/15/22 pay-in-kind (f)(i)	6,117	6,362
10.55% 9/24/15 pay-in-kind (i)	2,340	2,412
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Technology - continued
First Data Corp.: - continued
12.625% 1/15/21	$ 8,572	$ 9,129
Freescale Semiconductor, Inc.:
9.25% 4/15/18 (f)	14,181	15,564
10.125% 3/15/18 (f)	12,476	13,786
GrafTech International Ltd. 6.375% 11/15/20 (f)	5,975	6,378
IAC/InterActiveCorp 4.75% 12/15/22 (f)	7,145	7,091
Infor US, Inc. 9.375% 4/1/19	3,310	3,740
Jabil Circuit, Inc.:
4.7% 9/15/22	5,000	5,125
5.625% 12/15/20	3,170	3,463
Lucent Technologies, Inc. 6.45% 3/15/29	1,049	818
Nuance Communications, Inc. 5.375% 8/15/20 (f)	14,025	14,446
Radio Systems Corp. 8.375% 11/1/19 (f)	3,795	4,032
Sanmina-SCI Corp. 7% 5/15/19 (f)	12,925	13,216
Serena Software, Inc. 10.375% 3/15/16	1,769	1,800
Spansion LLC 7.875% 11/15/17	7,657	7,963
SunGard Data Systems, Inc. 6.625% 11/1/19 (f)	9,490	9,798
Viasystems, Inc. 7.875% 5/1/19 (f)	7,145	7,127
WEX, Inc. 4.75% 2/1/23 (f)	3,310	3,277
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19 (f)	16,805	18,528
13.375% 10/15/19 (f)	3,110	3,429
		358,120
Telecommunications - 5.5%
Altice Financing SA 7.875% 12/15/19 (f)	4,180	4,494
Altice Finco SA 9.875% 12/15/20 (f)	5,765	6,370
Broadview Networks Holdings, Inc. 10.5% 11/15/17	9,374	9,374
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (f)	8,002	8,672
Clearwire Escrow Corp. 12% 12/1/15 (f)	6,021	6,518
Cricket Communications, Inc. 7.75% 10/15/20	14,640	15,189
Crown Castle International Corp. 5.25% 1/15/23 (f)	9,385	9,760
DigitalGlobe, Inc. 5.25% 2/1/21 (f)	2,290	2,284
Dycom Investments, Inc. 7.125% 1/15/21	4,400	4,708
Frontier Communications Corp.:
8.25% 4/15/17	7,119	8,240
8.5% 4/15/20	14,722	16,930
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Intelsat Jackson Holdings SA:
6.625% 12/15/22 (f)	$ 8,000	$ 8,140
7.25% 4/1/19	14,240	15,344
7.5% 4/1/21	16,635	18,132
Intelsat Luxembourg SA:
11.25% 2/4/17	7,565	8,009
11.5% 2/4/17 pay-in-kind (i)	31,943	33,859
Level 3 Communications, Inc. 8.875% 6/1/19 (f)	3,955	4,311
Level 3 Financing, Inc. 7% 6/1/20 (f)	5,515	5,832
MetroPCS Wireless, Inc. 6.625% 11/15/20	8,330	8,840
NeuStar, Inc. 4.5% 1/15/23 (f)	2,365	2,365
NII Capital Corp. 7.625% 4/1/21	4,275	3,356
SBA Communications Corp. 5.625% 10/1/19 (f)	3,740	3,918
Sprint Capital Corp. 6.9% 5/1/19	36,939	40,171
Sprint Nextel Corp.:
6% 11/15/22	28,200	28,271
8.375% 8/15/17	7,914	9,151
9% 11/15/18 (f)	3,320	4,109
Telesat Canada/Telesat LLC 6% 5/15/17 (f)	13,610	14,291
ViaSat, Inc. 6.875% 6/15/20	7,360	7,857
Wind Acquisition Finance SA:
7.25% 2/15/18 (f)	7,159	7,535
11.75% 7/15/17 (f)	14,766	15,873
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (f)(i)	20,787	21,930
Windstream Corp. 7% 3/15/19	3,196	3,260
		357,093
Textiles & Apparel - 0.6%
DPL, Inc. 7.75% 10/15/20 (f)	7,910	7,870
Hanesbrands, Inc. 6.375% 12/15/20	26,933	29,257
		37,127
TOTAL NONCONVERTIBLE BONDS		5,048,304
TOTAL CORPORATE BONDS (Cost $4,735,593)		5,073,772
Common Stocks - 0.6%
	Shares	Value (000s)
Banks & Thrifts - 0.1%
CIT Group, Inc. (a)	130,381	$ 5,522
Building Materials - 0.2%
Nortek, Inc. (a)	166,625	12,022
Chemicals - 0.0%
LyondellBasell Industries NV Class A	671	43
Paper - 0.2%
NewPage Corp.	133,236	12,458
Publishing/Printing - 0.0%
RDA Holding Co. warrants 2/19/14 (a)(j)	54,645	0
Services - 0.0%
Penhall Acquisition Co.:
Class A (a)	17,563	1,529
Class B (a)	5,854	510
		2,039
Telecommunications - 0.1%
Broadview Networks Holdings, Inc. (e)	609,310	8,226
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (a)(j)	143,778	1,071
TOTAL COMMON STOCKS (Cost $78,388)		41,381
Preferred Stocks - 2.3%

Convertible Preferred Stocks - 1.3%
Banks & Thrifts - 0.9%
Bank of America Corp. Series L, 7.25%	25,358	30,069
Huntington Bancshares, Inc. 8.50%	22,162	28,146
Wells Fargo & Co. 7.50%	1,813	2,340
		60,555
Diversified Media - 0.2%
Interpublic Group of Companies, Inc. 5.25%	10,400	11,726
Electric Utilities - 0.0%
PPL Corp. 8.75%	49,100	2,690
Energy - 0.2%
Chesapeake Energy Corp. Series A, 5.75% (f)	10,600	10,779
TOTAL CONVERTIBLE PREFERRED STOCKS		85,750
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 1.0%
Banks & Thrifts - 0.5%
Ally Financial, Inc. 7.00% (f)	30,659	$ 29,739
Diversified Financial Services - 0.5%
Citigroup Capital XIII 7.875%	223,587	6,229
GMAC Capital Trust I Series 2, 8.125%	995,482	26,550
		32,779
TOTAL NONCONVERTIBLE PREFERRED STOCKS		62,518
TOTAL PREFERRED STOCKS (Cost $120,473)		148,268
Floating Rate Loans - 12.1%
	Principal Amount (000s)
Air Transportation - 0.5%
US Airways Group, Inc. term loan 2.7017% 3/23/14 (i)	$ 34,292	34,164
Automotive - 0.4%
Allison Transmission, Inc. Tranche B 3LN, term loan 4.25% 8/23/19 (i)	2,598	2,624
Chrysler Group LLC Tranche B, term loan 6% 5/24/17 (i)	6,167	6,290
Delphi Corp. Tranche B, term loan 3.5% 3/31/17 (i)	1,424	1,435
Federal-Mogul Corp.:
Tranche B, term loan 2.1464% 12/27/14 (i)	12,074	11,440
Tranche C, term loan 2.1386% 12/27/15 (i)	6,160	5,837
		27,626
Broadcasting - 0.3%
Univision Communications, Inc. term loan 4.4517% 3/31/17 (i)	13,128	13,177
VNU, Inc. Tranche C, term loan 3.4577% 5/1/16 (i)	3,581	3,604
		16,781
Building Materials - 0.0%
CPG International I, Inc. term loan 5.75% 9/21/19 (i)	908	919
Cable TV - 1.0%
Cequel Communications LLC Tranche B, term loan 4% 2/14/19 (i)	28,366	28,578
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Cable TV - continued
RCN Telecom Services, LLC Tranche B, term loan 5.25% 8/26/16 (i)	$ 2,383	$ 2,415
WideOpenWest Finance LLC Tranche B, term loan 6.25% 7/17/18 (i)	32,462	32,786
		63,779
Capital Goods - 0.1%
SRAM LLC.:
2nd LN, term loan 8.5% 12/7/18 (i)	1,755	1,779
Tranche B 1LN, term loan 4.7566% 6/7/18 (i)	4,672	4,707
		6,486
Chemicals - 0.3%
Arizona Chemical Tranche B, term loan 7.25% 12/22/17 (i)	4,289	4,358
Ascend Performance Materials Operation LLC Tranche B, term loan 6.75% 4/10/18 (i)	7,617	7,675
INEOS U.S. Finance LLC term loan 6.5% 4/27/18 (i)	5,752	5,881
U.S. Coatings Acquisition, Inc. Tranche B, term loan 4.75% 1/14/20 (i)	3,535	3,575
		21,489
Diversified Financial Services - 0.2%
Blackstone REL 10% 10/1/2017	10,000	10,450
Electric Utilities - 0.7%
Tempus Public Foundation Generation Holdings LLC Tranche 2LN, term loan 4.561% 12/15/14 (i)	21,223	21,197
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7423% 10/10/17 (i)	31,332	20,718
		41,915
Energy - 0.8%
CCS, Inc. Tranche B, term loan 3.2077% 11/14/14 (i)	14,653	14,580
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (i)	20,000	20,476
MRC Global, Inc. Tranche B, term loan 6.25% 11/9/19 (i)	12,075	12,211
Panda Sherman Power, LLC term loan 9% 9/14/18 (i)	2,630	2,669
Samson Investment Co. Tranche 2LN, term loan 6% 9/25/18 (i)	1,680	1,703
		51,639
Environmental - 0.0%
ADS Waste Holdings, Inc. Tranche B, term loan 5.25% 10/9/19 (i)	2,570	2,596
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Food & Drug Retail - 0.1%
Rite Aid Corp. Tranche ABL, term loan 1.96% 6/4/14 (i)	$ 6,492	$ 6,476
Food/Beverage/Tobacco - 0.0%
OSI Restaurant Partners LLC Tranche B, term loan 4.75% 10/26/19 (i)	2,514	2,548
Gaming - 0.2%
Ameristar Casinos, Inc. Tranche B, term loan 4% 4/14/18 (i)	4,990	5,040
MGM Mirage, Inc. Tranche B, term loan 4.25% 12/20/19 (i)	3,515	3,568
NP Opco, LLC Tranche B, term loan 5.5% 9/28/19 (i)	2,608	2,651
		11,259
Healthcare - 0.6%
Community Health Systems, Inc. term loan 3.8105% 1/25/17 (i)	3,379	3,404
ConvaTec, Inc. term loan 5% 12/22/16 (i)	1,200	1,217
Emergency Medical Services Corp. Tranche B, term loan 5.25% 5/25/18 (i)	1,317	1,317
Genesis HealthCare Corp. Tranche B, term loan 10.0022% 12/4/17 (i)	5,828	5,682
Grifols, Inc. Tranche B, term loan 4.25% 6/1/17 (i)	5,483	5,517
HCA, Inc.:
Tranche B 2LN, term loan 3.561% 3/31/17 (i)	3,376	3,398
Tranche B3, term loan 3.4517% 5/1/18 (i)	10,022	10,072
IASIS Healthcare LLC Tranche B, term loan 5% 5/3/18 (i)	3,958	3,983
IMS Health, Inc. Tranche B, term loan 4.5% 8/26/17 (i)	768	768
VWR Funding, Inc. Tranche B, term loan 4.2017% 4/3/17 (i)	3,115	3,131
		38,489
Homebuilders/Real Estate - 0.5%
iStar Financial, Inc. Tranche B, term loan 5.75% 10/15/17 (i)	9,477	9,643
Realogy Corp.:
Credit-Linked Deposit 4.4587% 10/10/16 (i)	1,271	1,280
term loan 4.4557% 10/10/16 (i)	20,082	20,232
		31,155
Insurance - 0.1%
Alliant Holdings I, Inc. Tranche B, term loan 5% 12/20/19 (i)	4,070	4,131
Metals/Mining - 0.7%
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 1/25/20 (i)	1,040	1,051
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Metals/Mining - continued
Ameriforge Group, Inc.: - continued
Tranche B 2LN, term loan 8.75% 1/25/21 (i)	$ 625	$ 634
Fortescue Metals Group Ltd. Tranche B, term loan 5.25% 10/18/17 (i)	45,486	45,998
		47,683
Publishing/Printing - 0.5%
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (i)	7,850	7,929
Thomson Learning Tranche B, term loan 2.71% 7/5/14 (i)	26,718	20,840
		28,769
Restaurants - 0.1%
Landry's Restaurants, Inc. Tranche B, term loan 6.5% 4/24/18 (i)	7,617	7,705
Services - 0.1%
ServiceMaster Co.:
term loan 2.71% 7/24/14 (i)	4,832	4,832
Tranche DD, term loan 2.7% 7/24/14 (i)	491	491
		5,323
Super Retail - 1.0%
BJ's Wholesale Club, Inc. Tranche 1LN, term loan 5.75% 9/26/19 (i)	1,601	1,631
Davids Bridal, Inc. Tranche B, term loan 5% 10/11/19 (i)	6,550	6,632
J. Crew Group, Inc. Tranche B, term loan 4.5% 3/7/18 (i)	5,977	5,977
Neiman Marcus Group, Inc. Tranche B, term loan 4.75% 5/16/18 (i)	36,970	37,155
Serta Simmons Holdings, LLC Tranche B, term loan 5% 10/1/19 (i)	13,030	13,177
		64,572
Technology - 2.8%
Avaya, Inc.:
term loan 3.0615% 10/27/14 (i)	13,519	13,451
Tranche B 3LN, term loan 4.8115% 10/26/17 (i)	35,222	33,021
CDW Corp. Tranche B, term loan 4% 7/15/17 (i)	16,174	16,295
Ceridian Corp. Tranche B, term loan 5.9557% 5/10/17 (i)	1,170	1,185
First Data Corp. term loan 4.2047% 3/24/18 (i)	57,625	57,029
Freescale Semiconductor, Inc. term loan 4.4597% 12/1/16 (i)	20,160	20,160
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
Kronos, Inc. Tranche B 1LN, term loan 5.5% 10/30/19 (i)	$ 6,135	$ 6,235
Lawson Software, Inc. Tranche B 2LN, term loan 5.25% 4/5/18 (i)	10,977	11,102
NXP BV:
Tranche A 1LN, term loan 4.5% 3/4/17 (i)	2,970	3,022
Tranche A6, term loan 5.25% 3/19/19 (i)	7,369	7,480
Tranche C, term loan 4.75% 1/11/20 (i)	4,570	4,650
SunGard Data Systems, Inc. Tranche C, term loan 3.9577% 2/28/17 (i)	5,153	5,231
		178,861
Telecommunications - 1.1%
Crown Castle Operating Co. Tranche B, term loan 4% 1/31/19 (i)	4,060	4,076
FairPoint Communications, Inc. term loan 6.4047% 1/24/16 (i)	46,814	45,994
Intelsat Jackson Holdings SA:
term loan 3.2047% 2/1/14 (i)	12,730	12,698
Tranche B, term loan 4.5% 4/2/18 (i)	10,519	10,638
		73,406
TOTAL FLOATING RATE LOANS (Cost $765,558)		778,221
Preferred Securities - 0.1%

Banks & Thrifts - 0.1%
Bank of America Corp.:
8% (g)(i)	680	762
8.125% (g)(i)	4,768	5,436
TOTAL PREFERRED SECURITIES (Cost $5,470)		6,198
Money Market Funds - 4.1%
	Shares
Fidelity Cash Central Fund, 0.16% (b) (Cost $261,705)	261,705,085	261,705
Cash Equivalents - 0.2%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.14%, dated 1/31/13 due 2/1/13 (Collateralized by U.S. Treasury Obligations) # (Cost $15,508)	$ 15,508	$ 15,508
TOTAL INVESTMENT PORTFOLIO - 98.2% (Cost $5,982,695)		6,325,053
NET OTHER ASSETS (LIABILITIES) - 1.8%		112,961
NET ASSETS - 100%		$ 6,438,014
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,977,133,000 or 30.7% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,071,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97	$ 5,807
RDA Holding Co. warrants 2/19/14	2/27/07 - 6/21/07	$ 16,939
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$15,508,000 due 2/01/13 at 0.14%
Barclays Capital, Inc.	$ 7,237
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2,249
UBS Securities LLC	6,022
$ 15,508
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 776
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Broadview Networks Holdings, Inc.	$ -	$ -	$ -	$ -	$ 8,226
Total	$ -	$ -	$ -	$ -	$ 8,226
Other Information

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 12,797	$ -	$ 11,726	$ 1,071
Energy	10,779	-	10,779	-
Financials	128,595	98,856	29,739	-
Industrials	14,061	12,022	-	2,039
Materials	12,501	43	-	12,458
Telecommunication Services	8,226	-	-	8,226
Utilities	2,690	-	2,690	-
Corporate Bonds	5,073,772	-	5,064,398	9,374
Floating Rate Loans	778,221	-	767,771	10,450
Preferred Securities	6,198	-	6,198	-
Money Market Funds	261,705	261,705	-	-
Cash Equivalents	15,508	-	15,508	-
Total Investments in Securities:	$ 6,325,053	$ 372,626	$ 5,908,809	$ 43,618
Income Tax Information

At January 31, 2013, the cost of investment securities for income tax purposes was $5,949,831,000. Net unrealized appreciation aggregated $375,222,000, of which $457,093,000 related to appreciated investment securities and $81,871,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans and preferred securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series High Income Fund

January 31, 2013

1.924276.101

FSH-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 77.1%
	Principal Amount	Value
Convertible Bonds - 0.4%
Capital Goods - 0.0%
General Cable Corp.:
0.875% 11/15/13	$ 1,612,000	$ 1,603,940
4.5% 11/15/29 (d)	1,814,000	2,120,022
		3,723,962
Metals/Mining - 0.4%
Peabody Energy Corp. 4.75% 12/15/66	35,838,000	34,158,094
TOTAL CONVERTIBLE BONDS		37,882,056
Nonconvertible Bonds - 76.7%
Aerospace - 0.3%
Alliant Techsystems, Inc. 6.875% 9/15/20	6,062,000	6,668,200
GenCorp, Inc. 7.125% 3/15/21 (f)	2,580,000	2,670,300
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18	8,013,000	8,784,251
7.125% 3/15/21	13,013,000	14,314,300
		32,437,051
Air Transportation - 0.1%
Continental Airlines, Inc.:
3.4355% 6/2/13 (i)	2,056,690	2,056,936
6.125% 4/29/18 (f)	3,315,000	3,298,425
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 8/10/22	2,790,249	3,055,323
U.S. Airways pass-thru certificates Series 2012-2 Class A, 4.625% 12/3/26	2,410,000	2,494,350
		10,905,034
Automotive - 2.9%
ArvinMeritor, Inc. 8.125% 9/15/15	1,795,000	1,875,775
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19	10,810,000	11,836,950
8.25% 6/15/21	8,965,000	9,928,738
Continental Rubber of America Corp. 4.5% 9/15/19 (f)	5,805,000	5,892,075
Dana Holding Corp.:
6.5% 2/15/19	4,575,000	4,883,813
6.75% 2/15/21	4,885,000	5,324,650
Delphi Corp.:
5.875% 5/15/19	22,965,000	24,714,933
6.125% 5/15/21	15,255,000	16,780,500
Exide Technologies 8.625% 2/1/18	6,810,000	5,822,550
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Automotive - continued
Ford Motor Co.:
6.375% 2/1/29	$ 4,276,000	$ 4,760,608
6.625% 2/15/28	2,943,000	3,306,254
6.625% 10/1/28	1,075,000	1,242,136
7.125% 11/15/25	175,000	205,625
7.45% 7/16/31	3,680,000	4,692,000
Ford Motor Credit Co. LLC:
5% 5/15/18	29,955,000	32,839,487
5.75% 2/1/21	7,744,000	8,756,133
5.875% 8/2/21	41,310,000	46,951,707
6.625% 8/15/17	8,930,000	10,413,496
8% 12/15/16	1,824,000	2,185,458
8.125% 1/15/20	6,448,000	8,120,250
General Motors Acceptance Corp. 8% 11/1/31	26,411,000	33,079,778
General Motors Corp.:
6.75% 5/1/28 (c)	11,501,000	1
7.2% 1/15/11 (c)	5,277,000	1
7.7% 4/15/16 (c)	8,201,000	1
8.25% 7/15/23 (c)	7,519,000	1
8.375% 7/15/33 (c)	15,931,000	2
International Automotive Components Group SA 9.125% 6/1/18 (f)	8,050,000	7,728,000
Stoneridge, Inc. 9.5% 10/15/17 (f)	2,582,000	2,762,740
Tenneco, Inc.:
6.875% 12/15/20	7,083,000	7,773,593
7.75% 8/15/18	4,072,000	4,458,840
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (f)	21,213,000	23,571,886
		289,907,981
Banks & Thrifts - 1.6%
Ally Financial, Inc.:
3.51% 2/11/14 (i)	21,335,000	21,655,025
4.5% 2/11/14	4,220,000	4,304,400
5.5% 2/15/17	15,315,000	16,463,625
6.25% 12/1/17	1,024,000	1,136,640
7.5% 9/15/20	33,775,000	40,614,438
8% 3/15/20	28,438,000	34,872,098
General Motors Acceptance Corp. 6.75% 12/1/14	9,100,000	9,805,250
GMAC LLC:
6.75% 12/1/14	13,444,000	14,519,520
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Banks & Thrifts - continued
GMAC LLC: - continued
8% 12/31/18	$ 7,311,000	$ 8,608,703
8% 11/1/31	2,725,000	3,440,313
		155,420,012
Broadcasting - 0.4%
AMC Networks, Inc. 4.75% 12/15/22	5,920,000	5,920,000
Clear Channel Communications, Inc.:
4.9% 5/15/15	2,524,000	2,233,740
10.75% 8/1/16	5,749,000	4,455,475
Starz LLC/Starz Finance Corp. 5% 9/15/19 (f)	8,565,000	8,800,538
Univision Communications, Inc.:
6.75% 9/15/22 (f)	5,640,000	5,893,800
6.875% 5/15/19 (f)	13,680,000	14,364,000
		41,667,553
Building Materials - 4.1%
Associated Materials LLC 9.125% 11/1/17	40,142,000	41,145,550
BC Mountain LLC/BC Mountain Finance, Inc. 7% 2/1/21 (f)	2,655,000	2,741,288
Building Materials Corp. of America 6.75% 5/1/21 (f)	7,455,000	8,219,138
CEMEX Espana SA (Luxembourg) 9.875% 4/30/19 (f)	20,100,000	22,612,500
CEMEX Finance LLC:
9.375% 10/12/22 (f)	11,065,000	12,475,788
9.5% 12/14/16 (f)	21,015,000	22,433,513
CEMEX SA de CV:
5.311% 9/30/15 (f)(i)	51,910,000	52,688,650
9% 1/11/18 (f)	28,880,000	31,190,400
Gibraltar Industries, Inc. 6.25% 2/1/21 (f)	1,480,000	1,528,100
HD Supply, Inc.:
7.5% 7/15/20 (f)	14,130,000	14,024,025
10.5% 1/15/21 (f)	6,015,000	6,150,338
11.5% 7/15/20 (f)	27,880,000	32,062,000
Headwaters, Inc. 7.625% 4/1/19	29,216,000	31,261,120
Interline Brands, Inc. 7.5% 11/15/18	2,381,000	2,583,385
Isabelle Acquisition Sub, Inc. 10% 11/15/18 pay-in-kind (f)(i)	2,455,000	2,682,088
Masco Corp.:
5.95% 3/15/22	18,445,000	20,417,767
6.125% 10/3/16	2,705,000	3,030,401
7.125% 3/15/20	7,186,000	8,443,550
Masonite International Corp. 8.25% 4/15/21 (f)	3,975,000	4,352,625
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Building Materials - continued
Ply Gem Industries, Inc.:
8.25% 2/15/18	$ 36,097,000	$ 39,255,488
9.375% 4/15/17	4,475,000	4,855,375
Summit Materials LLC/Summit Materials Finance Corp. 10.5% 1/31/20 (f)	10,705,000	11,427,588
USG Corp.:
7.875% 3/30/20 (f)	9,590,000	10,932,600
8.375% 10/15/18 (f)	11,760,000	13,053,600
		399,566,877
Cable TV - 3.0%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	12,660,000	12,485,925
6.5% 4/30/21	38,860,000	41,580,200
6.625% 1/31/22	16,840,000	18,355,600
7% 1/15/19	34,476,000	37,234,080
7.375% 6/1/20	11,590,000	12,893,875
7.875% 4/30/18	3,467,000	3,705,356
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (f)	20,270,000	21,080,800
CSC Holdings LLC:
6.75% 11/15/21	3,100,000	3,487,500
8.625% 2/15/19	4,308,000	5,180,370
DISH DBS Corp.:
5% 3/15/23 (f)	8,320,000	8,195,200
6.75% 6/1/21	13,130,000	14,672,775
EchoStar Communications Corp. 7.125% 2/1/16	11,031,000	12,299,565
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (f)	3,500,000	3,841,250
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.5% 1/15/23 (f)	10,655,000	11,001,288
7.5% 3/15/19 (f)	2,795,000	3,053,538
UPCB Finance III Ltd. 6.625% 7/1/20 (f)	42,728,000	45,612,140
UPCB Finance V Ltd. 7.25% 11/15/21 (f)	11,355,000	12,575,663
UPCB Finance VI Ltd. 6.875% 1/15/22 (f)	5,860,000	6,402,050
Virgin Media Finance PLC 4.875% 2/15/22	8,120,000	8,099,700
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (f)	11,770,000	12,299,650
		294,056,525
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Capital Goods - 0.8%
Amsted Industries, Inc. 8.125% 3/15/18 (f)	$ 7,350,000	$ 7,901,250
Briggs & Stratton Corp. 6.875% 12/15/20	2,784,000	3,132,000
CNH Capital LLC 6.25% 11/1/16	6,105,000	6,715,500
Coleman Cable, Inc. 9% 2/15/18	15,926,000	17,300,414
General Cable Corp. 5.75% 10/1/22 (f)	13,990,000	14,549,600
Manitowoc Co., Inc. 5.875% 10/15/22	5,585,000	5,640,850
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (f)	11,035,000	11,586,750
SPL Logistics Escrow LLC/SPL Logistics Finance Corp. 8.875% 8/1/20 (f)	11,310,000	12,101,700
		78,928,064
Chemicals - 2.9%
Axiall Corp. 4.875% 5/15/23 (f)(h)	3,045,000	3,064,031
Celanese U.S. Holdings LLC:
4.625% 11/15/22	10,320,000	10,526,400
5.875% 6/15/21	5,630,000	6,305,600
6.625% 10/15/18	8,055,000	8,840,363
Chemtura Corp. 7.875% 9/1/18	10,347,000	11,148,893
Eagle Spinco, Inc. 4.625% 2/15/21 (f)	5,170,000	5,195,850
Hexion US Finance Corp.:
6.625% 4/15/20	2,905,000	2,861,425
6.625% 4/15/20 (f)	22,580,000	22,241,300
INEOS Finance PLC:
7.5% 5/1/20 (f)	12,935,000	13,937,463
8.375% 2/15/19 (f)	5,870,000	6,427,650
Kinove German Bondco GmbH 9.625% 6/15/18 (f)	5,545,000	6,044,050
Kraton Polymers LLC/Kraton Polymers Capital Corp. 6.75% 3/1/19	2,936,000	3,038,760
LyondellBasell Industries NV:
5% 4/15/19	28,980,000	31,950,450
6% 11/15/21	6,710,000	7,909,748
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20	29,905,000	30,802,150
NOVA Chemicals Corp. 8.625% 11/1/19	1,712,000	1,947,400
Nufarm Australia Ltd. 6.375% 10/15/19 (f)	1,112,000	1,175,940
Olin Corp. 5.5% 8/15/22	3,945,000	4,112,663
Orion Engineered Carbons Finance & Co. SCA 9.25% 8/1/19 pay-in-kind (f)(i)	8,100,000	8,059,500
Rockwood Specialties Group, Inc. 4.625% 10/15/20	17,610,000	18,050,250
Taminco Global Chemical Corp. 9.75% 3/31/20 (f)	2,550,000	2,805,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Chemicals - continued
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (f)	$ 75,305,000	$ 74,457,819
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (f)(h)	4,700,000	4,805,750
		285,708,455
Consumer Products - 0.3%
Elizabeth Arden, Inc. 7.375% 3/15/21	3,023,000	3,370,645
Libbey Glass, Inc. 6.875% 5/15/20	5,690,000	6,159,425
Prestige Brands, Inc. 8.125% 2/1/20	1,575,000	1,764,000
Revlon Consumer Products Corp. 9.75% 11/15/15	3,922,000	4,137,710
Spectrum Brands Escrow Corp.:
6.375% 11/15/20 (f)	2,750,000	2,908,125
6.625% 11/15/22 (f)	3,250,000	3,493,750
Tempur-Pedic International, Inc. 6.875% 12/15/20 (f)	3,870,000	4,111,875
Wolverine World Wide, Inc. 6.125% 10/15/20 (f)	5,085,000	5,339,250
		31,284,780
Containers - 3.2%
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (f)	6,425,000	7,067,500
9.125% 10/15/20 (f)	10,647,000	11,711,700
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc.:
7.375% 10/15/17 (f)	2,260,000	2,486,000
9.125% 10/15/20 (f)	20,729,000	22,698,255
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.:
4.875% 11/15/22 (f)	2,200,000	2,200,000
7% 11/15/20 (f)	5,770,000	5,842,125
Berry Plastics Corp. 5.054% 2/15/15 (i)	32,653,000	32,695,449
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (f)	4,095,000	4,402,125
Crown Americas LLC/Crown Americas Capital Corp. III 6.25% 2/1/21	9,503,000	10,334,513
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23 (f)	2,720,000	2,669,000
Graphic Packaging International, Inc. 7.875% 10/1/18	2,726,000	2,998,600
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	19,625,000	20,164,688
6.875% 2/15/21	28,046,000	30,079,335
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Containers - continued
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA: - continued
7.125% 4/15/19	$ 6,077,000	$ 6,487,198
7.875% 8/15/19	26,275,000	28,902,500
8.25% 2/15/21	25,364,000	26,568,790
9% 4/15/19	9,686,000	10,218,730
9.875% 8/15/19	20,695,000	22,609,288
Sealed Air Corp.:
6.5% 12/1/20 (f)	8,430,000	9,315,150
8.125% 9/15/19 (f)	16,295,000	18,576,300
8.375% 9/15/21 (f)	18,235,000	20,970,250
Tekni-Plex, Inc. 9.75% 6/1/19 (f)	17,170,000	18,972,850
		317,970,346
Diversified Financial Services - 5.4%
Aircastle Ltd.:
6.25% 12/1/19	11,280,000	12,182,400
7.625% 4/15/20	3,080,000	3,534,300
9.75% 8/1/18	11,849,000	13,448,615
CIT Group, Inc.:
4.25% 8/15/17	8,475,000	8,771,625
5% 5/15/17	30,415,000	32,468,013
5% 8/15/22	8,475,000	8,950,634
5.25% 3/15/18	23,120,000	24,738,400
5.375% 5/15/20	20,560,000	22,307,600
5.5% 2/15/19 (f)	11,890,000	12,722,300
6.625% 4/1/18 (f)	3,000,000	3,360,000
Eileme 2 AB 11.625% 1/31/20 (f)	3,185,000	3,758,300
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8% 1/15/18	29,839,000	31,965,029
International Lease Finance Corp.:
5.625% 9/20/13	6,328,000	6,478,290
5.65% 6/1/14	3,798,000	3,973,658
5.75% 5/15/16	14,235,000	15,314,155
5.875% 5/1/13	5,475,000	5,510,588
6.25% 5/15/19	22,245,000	24,580,725
6.625% 11/15/13	19,195,000	19,914,813
7.125% 9/1/18 (f)	29,553,000	34,577,010
8.25% 12/15/20	14,326,000	17,549,350
8.625% 9/15/15	55,155,000	62,600,925
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Diversified Financial Services - continued
International Lease Finance Corp.: - continued
8.625% 1/15/22	$ 10,880,000	$ 13,817,600
8.75% 3/15/17	37,296,000	43,729,560
8.875% 9/1/17	27,430,000	33,018,863
SLM Corp.:
5.5% 1/25/23	8,410,000	8,376,070
6% 1/25/17	15,240,000	16,802,100
6.25% 1/25/16	2,430,000	2,666,925
7.25% 1/25/22	4,055,000	4,531,463
8% 3/25/20	22,883,000	26,487,073
8.45% 6/15/18	10,520,000	12,533,086
		530,669,470
Diversified Media - 0.9%
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22 (f)	4,465,000	4,710,575
6.5% 11/15/22 (f)	14,855,000	15,820,575
7.625% 3/15/20	4,230,000	4,378,050
7.625% 3/15/20	19,835,000	20,727,575
Lamar Media Corp.:
5% 5/1/23 (f)	5,515,000	5,625,300
5.875% 2/1/22	3,760,000	4,136,000
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20 (f)	5,605,000	5,520,925
7.75% 10/15/18	9,435,000	10,496,438
Quebecor Media, Inc. 5.75% 1/15/23 (f)	13,960,000	14,483,500
WMG Acquisition Corp. 6% 1/15/21 (f)	3,660,000	3,888,750
		89,787,688
Electric Utilities - 5.7%
Atlantic Power Corp. 9% 11/15/18	25,315,000	26,897,188
Calpine Corp.:
7.5% 2/15/21 (f)	60,400,000	65,232,000
7.875% 7/31/20 (f)	21,744,000	23,918,400
7.875% 1/15/23 (f)	29,510,000	32,534,775
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20	5,587,000	6,425,050
11% 10/1/21	18,381,000	20,035,290
11.75% 3/1/22 (f)	38,610,000	43,967,138
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Electric Utilities - continued
GenOn Energy, Inc.:
9.5% 10/15/18	$ 35,499,000	$ 42,155,063
9.875% 10/15/20	44,812,000	51,533,800
InterGen NV 9% 6/30/17 (f)	87,852,000	81,702,360
Mirant Americas Generation LLC:
8.5% 10/1/21	35,482,000	41,159,120
9.125% 5/1/31	14,621,000	16,229,310
NRG Energy, Inc.:
7.625% 5/15/19	5,470,000	5,852,900
7.875% 5/15/21	6,125,000	6,860,000
NSG Holdings II, LLC 7.75% 12/15/25 (f)	10,021,000	10,421,840
Puget Energy, Inc.:
5.625% 7/15/22	7,350,000	7,935,582
6% 9/1/21	12,615,000	14,167,402
RRI Energy, Inc. 7.875% 6/15/17	14,506,000	16,101,660
Tenaska Alabama Partners LP 7% 6/30/21 (f)	1,388,181	1,461,060
The AES Corp.:
7.375% 7/1/21	23,825,000	26,564,875
8% 10/15/17	16,106,000	18,602,430
9.75% 4/15/16	3,806,000	4,529,140
		564,286,383
Energy - 8.7%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	13,485,000	13,485,000
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20	5,940,000	6,415,200
7% 5/20/22	12,725,000	13,902,063
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19	9,120,000	9,667,200
6.5% 5/20/21	2,007,000	2,147,490
Antero Resources Finance Corp. 7.25% 8/1/19	16,240,000	17,458,000
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.:
5.875% 8/1/23 (f)(h)	9,365,000	9,365,000
6.625% 10/1/20 (f)	2,390,000	2,509,500
Atwood Oceanics, Inc. 6.5% 2/1/20	2,285,000	2,479,225
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.375% 5/1/19	5,625,000	6,180,469
Chesapeake Energy Corp.:
6.125% 2/15/21	8,180,000	8,752,600
6.625% 8/15/20	11,430,000	12,544,425
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Chesapeake Energy Corp.: - continued
6.875% 11/15/20	$ 11,310,000	$ 12,441,000
7.25% 12/15/18	6,815,000	7,666,875
9.5% 2/15/15	28,431,000	32,198,108
Chesapeake Midstream Partners LP/CHKM Finance Corp. 6.125% 7/15/22	10,715,000	11,384,688
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (f)	6,295,000	6,232,050
Continental Resources, Inc.:
5% 9/15/22	16,880,000	17,892,800
7.125% 4/1/21	2,445,000	2,762,850
7.375% 10/1/20	3,587,000	4,053,310
Crestwood Midstream Partners LP/Finance Corp.:
7.75% 4/1/19	12,590,000	13,156,550
7.75% 4/1/19 (f)	8,915,000	9,271,600
Denbury Resources, Inc. 8.25% 2/15/20	4,907,000	5,459,038
Drill Rigs Holdings, Inc. 6.5% 10/1/17 (f)	9,545,000	9,497,275
Energy Transfer Equity LP 7.5% 10/15/20	36,250,000	41,778,125
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22	6,720,000	7,224,000
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19	11,035,000	11,972,975
9.375% 5/1/20	17,220,000	19,243,350
Expro Finance Luxembourg SCA 8.5% 12/15/16 (f)	15,826,000	16,696,430
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	15,740,000	15,740,000
Forest Oil Corp. 7.25% 6/15/19	26,757,000	26,757,000
Gulfmark Offshore, Inc. 6.375% 3/15/22 (f)	10,890,000	11,216,700
Hornbeck Offshore Services, Inc. 5.875% 4/1/20	9,240,000	9,678,900
Inergy Midstream LP/Inergy Finance Corp. 6% 12/15/20 (f)	15,650,000	16,119,500
Kodiak Oil & Gas Corp. 5.5% 1/15/21 (f)	3,895,000	3,933,950
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (f)	34,940,000	34,852,650
6.5% 5/15/19	10,850,000	10,958,500
7.75% 2/1/21	7,187,000	7,690,090
8.625% 4/15/20	21,983,000	24,236,258
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
4.5% 7/15/23	16,805,000	16,720,975
5.5% 2/15/23	4,635,000	4,889,925
6.25% 6/15/22	20,225,000	21,843,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20 (f)	$ 4,380,000	$ 4,599,000
Offshore Group Investment Ltd.:
7.5% 11/1/19 (f)	41,610,000	42,546,225
11.5% 8/1/15	3,645,000	3,963,938
Oil States International, Inc.:
5.125% 1/15/23 (f)	7,060,000	7,148,250
6.5% 6/1/19	11,590,000	12,372,325
Pioneer Drilling Co. 9.875% 3/15/18	8,092,000	8,779,820
Plains Exploration & Production Co.:
6.625% 5/1/21	18,000,000	19,912,500
7.625% 4/1/20	6,256,000	7,053,640
Precision Drilling Corp. 6.5% 12/15/21	2,020,000	2,166,450
Regency Energy Partners LP/Regency Energy Finance Corp.:
5.5% 4/15/23	11,430,000	12,058,650
6.875% 12/1/18	7,529,000	8,150,143
Rockies Express Pipeline LLC 6% 1/15/19 (f)	2,805,000	2,748,900
Sabine Pass Liquefaction LLC 5.625% 2/1/21 (f)	8,475,000	8,549,156
Samson Investment Co. 9.75% 2/15/20 (f)	15,150,000	16,096,875
SandRidge Energy, Inc. 7.5% 3/15/21	2,825,000	2,994,500
SESI LLC 6.375% 5/1/19	15,160,000	16,107,500
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	6,431,000	6,511,388
Stone Energy Corp. 7.5% 11/15/22	11,035,000	11,890,213
Suburban Propane Partners LP/Suburban Energy Finance Corp.:
7.375% 8/1/21	29,453,000	32,103,770
7.5% 10/1/18	15,134,000	16,344,720
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25% 5/1/23 (f)	16,125,000	16,770,000
6.375% 8/1/22	5,410,000	5,923,950
6.875% 2/1/21	6,047,000	6,621,465
7.875% 10/15/18	7,826,000	8,569,470
Tesoro Corp.:
4.25% 10/1/17	5,885,000	6,098,331
5.375% 10/1/22	6,620,000	6,884,800
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.875% 10/1/20 (f)	2,000,000	2,085,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
WPX Energy, Inc.:
5.25% 1/15/17	$ 9,345,000	$ 9,835,613
6% 1/15/22	9,735,000	10,465,125
		853,826,361
Entertainment/Film - 0.0%
Cinemark USA, Inc. 5.125% 12/15/22 (f)	2,835,000	2,870,438
Environmental - 0.6%
ADS Waste Holdings, Inc. 8.25% 10/1/20 (f)	7,755,000	8,249,381
Clean Harbors, Inc.:
5.125% 6/1/21 (f)	5,870,000	6,046,100
5.25% 8/1/20	6,780,000	7,085,100
Covanta Holding Corp.:
6.375% 10/1/22	9,165,000	10,002,333
7.25% 12/1/20	12,118,000	13,349,249
Tervita Corp. 9.75% 11/1/19 (f)	13,685,000	13,411,300
		58,143,463
Food & Drug Retail - 2.1%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (f)	44,098,000	47,846,330
ESAL GmbH 6.25% 2/5/23 (f)	10,365,000	10,066,488
Petco Holdings, Inc. 8.5% 10/15/17 pay-in-kind (f)	4,585,000	4,722,550
Rite Aid Corp.:
7.5% 3/1/17	16,796,000	17,215,900
7.7% 2/15/27	4,550,000	4,265,625
9.25% 3/15/20	30,990,000	34,243,950
9.5% 6/15/17	57,788,000	60,243,990
10.375% 7/15/16	12,776,000	13,510,620
Shearers Foods LLC/Chip Finance Corp. 9% 11/1/19 (f)	2,520,000	2,702,700
Tops Markets LLC 8.875% 12/15/17 (f)	9,185,000	9,873,875
		204,692,028
Food/Beverage/Tobacco - 1.6%
Bumble Bee Acquisition Corp. 9% 12/15/17 (f)	35,310,000	38,311,350
C&S Group Enterprises LLC 8.375% 5/1/17 (f)	21,725,000	23,191,438
Constellation Brands, Inc. 4.625% 3/1/23	2,305,000	2,339,575
Dean Foods Co. 7% 6/1/16	3,415,000	3,790,650
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc. 9.875% 2/1/20 (f)	3,270,000	3,547,950
JBS Finance II Ltd. 8.25% 1/29/18 (f)	7,385,000	7,975,800
JBS USA LLC/JBS USA Finance, Inc.:
7.25% 6/1/21 (f)	6,484,000	6,678,520
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Food/Beverage/Tobacco - continued
JBS USA LLC/JBS USA Finance, Inc.: - continued
8.25% 2/1/20 (f)	$ 55,793,000	$ 59,837,993
Smithfield Foods, Inc. 6.625% 8/15/22	9,395,000	10,334,500
		156,007,776
Gaming - 2.6%
Ameristar Casinos, Inc. 7.5% 4/15/21	16,225,000	17,644,688
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp. 8.375% 2/15/18 (f)	2,475,000	2,561,625
Caesars Entertainment Operating Co., Inc. 8.5% 2/15/20	33,055,000	33,220,275
Caesars Operating Escrow LLC/Caesars Escrow Corp.:
9% 2/15/20 (f)	21,350,000	21,750,313
9% 2/15/20 (f)	5,585,000	5,689,719
Chester Downs & Marina LLC 9.25% 2/1/20 (f)	5,895,000	5,732,888
Graton Economic Development Authority 9.625% 9/1/19 (f)	5,625,000	6,243,750
Harrah's Operating Co., Inc. 11.25% 6/1/17	8,189,000	8,700,813
MCE Finance Ltd. 5% 2/15/21 (f)	5,530,000	5,530,000
MGM Mirage, Inc.:
6.625% 12/15/21	5,540,000	5,706,200
7.5% 6/1/16	11,553,000	12,563,888
7.625% 1/15/17	7,781,000	8,529,921
7.75% 3/15/22	15,985,000	17,423,650
8.625% 2/1/19	33,710,000	38,345,125
10% 11/1/16	3,823,000	4,520,698
Pinnacle Entertainment, Inc. 7.75% 4/1/22	3,200,000	3,424,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.375% 3/15/22	42,035,000	44,767,275
7.75% 8/15/20	8,697,000	9,827,610
		252,182,438
Healthcare - 7.3%
Alere, Inc.:
7.25% 7/1/18 (f)	11,635,000	12,100,400
8.625% 10/1/18	12,105,000	12,589,200
Apria Healthcare Group, Inc. 11.25% 11/1/14	7,481,000	7,668,025
Community Health Systems, Inc.:
5.125% 8/15/18	9,675,000	10,182,938
7.125% 7/15/20	9,750,000	10,530,000
8% 11/15/19	73,275,000	80,785,688
DaVita, Inc. 6.375% 11/1/18	5,041,000	5,400,423
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
Elan Finance PLC/Elan Finance Corp. 6.25% 10/15/19 (f)	$ 8,640,000	$ 9,244,800
Emergency Medical Services Corp. 8.125% 6/1/19	22,025,000	24,117,375
Endo Pharmaceuticals Holdings, Inc. 7% 12/15/20	4,918,000	5,360,620
Fresenius Medical Care US Finance II, Inc. 6.5% 9/15/18 (f)	4,395,000	4,982,612
Grifols, Inc. 8.25% 2/1/18	5,745,000	6,290,775
HCA Holdings, Inc.:
6.25% 2/15/21	11,250,000	11,756,250
7.75% 5/15/21	66,432,000	72,743,040
HCA, Inc.:
6.5% 2/15/20	33,210,000	37,069,002
7.25% 9/15/20	11,344,000	12,591,840
7.5% 11/6/33	2,199,000	2,231,985
7.875% 2/15/20	14,144,000	15,699,840
8.5% 4/15/19	7,992,000	8,851,140
Hologic, Inc. 6.25% 8/1/20 (f)	5,525,000	5,939,375
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19	5,915,000	6,003,725
IMS Health, Inc. 6% 11/1/20 (f)	5,540,000	5,775,450
Jaguar Holding Co. I 9.375% 10/15/17 pay-in-kind (f)	7,420,000	7,865,200
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (f)	3,375,000	3,872,813
Kindred Healthcare, Inc. 8.25% 6/1/19	3,950,000	3,890,750
Legend Acquisition Sub, Inc. 10.75% 8/15/20 (f)	11,260,000	9,908,800
Omega Healthcare Investors, Inc.:
5.875% 3/15/24	26,245,000	27,819,700
6.75% 10/15/22	25,361,000	27,706,893
7.5% 2/15/20	8,934,000	9,805,065
Radiation Therapy Services, Inc. 8.875% 1/15/17	11,960,000	11,840,400
Rotech Healthcare, Inc. 10.75% 10/15/15	7,566,000	7,566,000
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	18,676,000	19,983,320
Service Corp. International 4.5% 11/15/20	5,510,000	5,606,425
Sky Growth Acquisition Corp. 7.375% 10/15/20 (f)	5,130,000	5,232,600
Stewart Enterprises, Inc. 6.5% 4/15/19	6,280,000	6,727,764
Tenet Healthcare Corp.:
4.75% 6/1/20 (f)	7,795,000	7,833,975
6.25% 11/1/18	12,130,000	13,312,675
6.75% 2/1/20	8,375,000	8,751,875
8.875% 7/1/19	9,725,000	11,037,875
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
Valeant Pharmaceuticals International:
6.375% 10/15/20 (f)	$ 13,990,000	$ 14,444,675
6.5% 7/15/16 (f)	10,766,000	11,210,098
6.75% 8/15/21 (f)	23,271,000	24,376,373
6.875% 12/1/18 (f)	40,495,000	42,924,700
7% 10/1/20 (f)	5,255,000	5,570,300
7.25% 7/15/22 (f)	11,781,000	12,664,575
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc.:
7.75% 2/1/19	14,956,000	15,778,580
7.75% 2/1/19 (f)	11,815,000	12,464,825
VPI Escrow Corp. 6.375% 10/15/20 (f)	16,790,000	17,355,823
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (f)	8,430,000	8,493,225
		721,959,807
Homebuilders/Real Estate - 1.4%
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (f)	18,885,000	19,923,675
CB Richard Ellis Services, Inc.:
6.625% 10/15/20	9,450,000	10,289,160
11.625% 6/15/17	16,463,000	17,944,670
KB Home:
7.25% 6/15/18	2,985,000	3,305,888
8% 3/15/20	10,065,000	11,625,075
Realogy Corp.:
7.625% 1/15/20 (f)	8,135,000	9,273,900
7.875% 2/15/19 (f)	4,602,000	5,073,705
11.5% 4/15/17	8,856,000	9,520,200
Ryland Group, Inc. 5.375% 10/1/22	3,180,000	3,243,600
Standard Pacific Corp.:
8.375% 5/15/18	20,467,000	24,151,060
8.375% 1/15/21	16,484,000	19,615,960
William Lyon Homes, Inc. 8.5% 11/15/20 (f)	5,765,000	6,211,788
		140,178,681
Hotels - 0.7%
Choice Hotels International, Inc. 5.75% 7/1/22	2,865,000	3,172,988
FelCor Lodging LP:
5.625% 3/1/23 (f)	8,055,000	8,125,079
6.75% 6/1/19	29,550,000	31,692,375
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Hotels - continued
Host Hotels & Resorts LP:
5.875% 6/15/19	$ 17,210,000	$ 18,715,875
6% 10/1/21	7,865,000	8,995,594
		70,701,911
Leisure - 0.5%
Dave & Buster's Parent, Inc. 0% 2/15/16 (f)	10,626,000	8,009,348
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	9,820,000	11,096,600
NCL Corp. Ltd. 11.75% 11/15/16	9,650,000	10,904,500
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22	4,855,000	5,146,300
11.875% 7/15/15	10,396,000	12,683,120
yankee 7.25% 6/15/16	1,253,000	1,412,758
		49,252,626
Metals/Mining - 2.0%
Alpha Natural Resources, Inc.:
6% 6/1/19	22,610,000	20,292,475
6.25% 6/1/21	16,935,000	15,029,813
American Rock Salt Co. LLC/American Rock Capital Corp. 8.25% 5/1/18 (f)	2,990,000	2,705,950
Calcipar SA 6.875% 5/1/18 (f)	3,020,000	3,167,074
CONSOL Energy, Inc.:
8% 4/1/17	25,295,000	27,318,600
8.25% 4/1/20	28,710,000	31,078,575
Eldorado Gold Corp. 6.125% 12/15/20 (f)	5,545,000	5,829,181
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (f)	6,385,000	6,528,663
7% 11/1/15 (f)	20,089,000	20,942,783
8.25% 11/1/19 (f)	20,460,000	21,892,200
Peabody Energy Corp.:
6% 11/15/18	12,130,000	12,812,919
7.375% 11/1/16	2,137,000	2,436,180
Penn Virginia Resource Partners LP/Penn Virginia Finance Corp. 8.375% 6/1/20 (f)	8,815,000	9,454,088
Prince Mineral Holding Corp. 11.5% 12/15/19 (f)	4,885,000	5,275,800
Rain CII Carbon LLC/CII Carbon Corp. 8.25% 1/15/21 (f)	6,020,000	6,305,950
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Metals/Mining - continued
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (f)	$ 2,000,000	$ 2,075,000
SunCoke Energy, Inc. 7.625% 8/1/19	6,760,000	7,114,900
		200,260,151
Paper - 0.4%
NewPage Corp. 11.375% 12/31/14 (c)	61,214,000	6
P.H. Glatfelter Co. 5.375% 10/15/20	4,150,000	4,336,750
Sappi Papier Holding GmbH 6.625% 4/15/21 (f)	4,955,000	5,202,750
Xerium Technologies, Inc. 8.875% 6/15/18	33,715,000	31,607,813
		41,147,319
Publishing/Printing - 0.1%
Cengage Learning Acquisitions, Inc. 12% 6/30/19 (f)	13,802,000	6,003,870
Restaurants - 0.4%
DineEquity, Inc. 9.5% 10/30/18	18,221,000	20,863,045
Landry's Acquisition Co. 9.375% 5/1/20 (f)	6,290,000	6,761,750
Landry's Holdings II, Inc. 10.25% 1/1/18 (f)	7,230,000	7,483,050
Roadhouse Financing, Inc. 10.75% 10/15/17	4,926,000	4,587,338
		39,695,183
Services - 1.2%
Air Lease Corp. 5.625% 4/1/17	12,295,000	12,971,225
APX Group, Inc.:
6.375% 12/1/19 (f)	33,085,000	32,383,598
8.75% 12/1/20 (f)	8,255,000	8,089,900
ARAMARK Corp. 3.8128% 2/1/15 (i)	17,211,000	17,232,514
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 2.81% 5/15/14 (i)	5,941,000	5,919,018
Laureate Education, Inc. 9.25% 9/1/19 (f)	16,550,000	18,039,500
The Geo Group, Inc.:
6.625% 2/15/21	1,697,000	1,879,428
7.75% 10/15/17	2,306,000	2,478,950
United Rentals North America, Inc.:
5.75% 7/15/18	5,895,000	6,337,125
6.125% 6/15/23	9,175,000	9,725,500
		115,056,758
Shipping - 1.3%
HDTFS, Inc.:
5.875% 10/15/20 (f)	8,640,000	9,072,000
6.25% 10/15/22 (f)	7,840,000	8,428,000
Kenan Advantage Group, Inc. 8.375% 12/15/18 (f)	10,135,000	10,667,088
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Shipping - continued
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17	$ 35,937,000	$ 34,050,308
Navios Maritime Holdings, Inc.:
8.125% 2/15/19	28,746,000	24,434,100
8.875% 11/1/17	21,927,000	21,626,600
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19	2,930,000	2,930,000
Teekay Corp. 8.5% 1/15/20	7,565,000	8,208,025
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	7,696,000	7,657,520
		127,073,641
Steel - 0.5%
Essar Steel Algoma, Inc. 9.375% 3/15/15 (f)	11,335,000	10,966,613
JMC Steel Group, Inc. 8.25% 3/15/18 (f)	22,037,000	23,469,405
Ryerson, Inc./Joseph T Ryerson & Son, Inc. 11.25% 10/15/18 (f)	5,420,000	5,365,800
Severstal Columbus LLC 10.25% 2/15/18	7,816,000	8,382,660
		48,184,478
Super Retail - 2.3%
Asbury Automotive Group, Inc.:
7.625% 3/15/17	16,127,000	16,610,810
8.375% 11/15/20	2,572,000	2,867,780
Claire's Stores, Inc.:
8.875% 3/15/19	2,305,000	2,258,900
9% 3/15/19 (f)	63,805,000	69,866,475
J. Crew Group, Inc. 8.125% 3/1/19	15,877,000	17,028,083
Jaguar Land Rover PLC 5.625% 2/1/23 (f)	7,925,000	8,043,875
Limited Brands, Inc.:
6.625% 4/1/21	21,985,000	25,007,938
7% 5/1/20	3,907,000	4,493,050
Office Depot, Inc. 9.75% 3/15/19 (f)	8,545,000	9,356,775
Sally Holdings LLC 6.875% 11/15/19	6,960,000	7,673,400
Serta Simmons Holdings, LLC 8.125% 10/1/20 (f)	37,000,000	37,878,750
Sonic Automotive, Inc. 9% 3/15/18	2,436,000	2,685,690
The Bon-Ton Department Stores, Inc.:
10.25% 3/15/14	5,790,000	5,790,000
10.625% 7/15/17 (f)	20,535,000	20,380,988
		229,942,514
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Technology - 5.3%
Avaya, Inc.:
7% 4/1/19 (f)	$ 91,215,000	$ 87,110,325
9% 4/1/19 (f)	13,865,000	14,315,613
9.75% 11/1/15	48,151,000	46,104,583
10.125% 11/1/15 pay-in-kind (i)	82,608,800	79,304,448
CDW LLC/CDW Finance Corp.:
8% 12/15/18	8,181,000	9,101,363
8.5% 4/1/19	25,775,000	28,481,375
Ceridian Corp.:
8.875% 7/15/19 (f)	4,185,000	4,655,813
11.25% 11/15/15	3,386,000	3,428,325
CommScope, Inc. 8.25% 1/15/19 (f)	4,843,000	5,303,085
Fidelity National Information Services, Inc. 7.875% 7/15/20	3,590,000	4,065,675
First Data Corp.:
6.75% 11/1/20 (f)	11,495,000	11,839,850
7.375% 6/15/19 (f)	15,590,000	16,330,525
8.25% 1/15/21 (f)	5,418,000	5,580,540
8.75% 1/15/22 pay-in-kind (f)(i)	6,321,000	6,573,840
10.55% 9/24/15 pay-in-kind (i)	3,203,613	3,301,724
12.625% 1/15/21	10,813,000	11,515,845
Freescale Semiconductor, Inc.:
9.25% 4/15/18 (f)	14,917,000	16,371,408
10.125% 3/15/18 (f)	15,085,000	16,668,925
GrafTech International Ltd. 6.375% 11/15/20 (f)	8,605,000	9,185,838
IAC/InterActiveCorp 4.75% 12/15/22 (f)	10,450,000	10,371,625
Infor US, Inc. 9.375% 4/1/19	5,320,000	6,011,600
Jabil Circuit, Inc. 5.625% 12/15/20	4,705,000	5,140,213
Lucent Technologies, Inc. 6.45% 3/15/29	2,216,000	1,728,480
Nuance Communications, Inc. 5.375% 8/15/20 (f)	20,695,000	21,315,850
Radio Systems Corp. 8.375% 11/1/19 (f)	5,550,000	5,896,875
Sanmina-SCI Corp. 7% 5/15/19 (f)	20,065,000	20,516,463
Serena Software, Inc. 10.375% 3/15/16	1,494,000	1,520,145
Spansion LLC 7.875% 11/15/17	9,667,000	10,053,680
SunGard Data Systems, Inc. 6.625% 11/1/19 (f)	13,865,000	14,315,613
Viasystems, Inc. 7.875% 5/1/19 (f)	11,460,000	11,431,350
WEX, Inc. 4.75% 2/1/23 (f)	4,975,000	4,925,250
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Technology - continued
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19 (f)	$ 24,495,000	$ 27,005,738
13.375% 10/15/19 (f)	4,815,000	5,308,538
		524,780,520
Telecommunications - 5.5%
Altice Financing SA 7.875% 12/15/19 (f)	6,080,000	6,536,000
Altice Finco SA 9.875% 12/15/20 (f)	8,410,000	9,293,050
Broadview Networks Holdings, Inc. 10.5% 11/15/17	8,001,000	8,001,000
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (f)	9,719,000	10,532,966
Clearwire Escrow Corp. 12% 12/1/15 (f)	12,665,000	13,709,863
Cricket Communications, Inc. 7.75% 10/15/20	23,210,000	24,080,375
Crown Castle International Corp. 5.25% 1/15/23 (f)	13,960,000	14,518,400
Digicel Group Ltd.:
8.25% 9/1/17 (f)	2,177,000	2,307,620
10.5% 4/15/18 (f)	5,028,000	5,606,220
DigitalGlobe, Inc. 5.25% 2/1/21 (f)	3,440,000	3,431,400
Dycom Investments, Inc. 7.125% 1/15/21	3,755,000	4,017,850
Frontier Communications Corp.:
8.25% 4/15/17	12,284,000	14,218,730
8.5% 4/15/20	24,715,000	28,422,250
Intelsat Jackson Holdings SA:
7.25% 4/1/19	22,535,000	24,281,463
7.5% 4/1/21	25,120,000	27,380,800
8.5% 11/1/19	4,411,000	4,907,238
Intelsat Luxembourg SA:
11.25% 2/4/17	19,258,000	20,389,408
11.5% 2/4/17 pay-in-kind (i)	52,175,000	55,305,500
Level 3 Communications, Inc. 8.875% 6/1/19 (f)	6,100,000	6,649,000
Level 3 Financing, Inc. 7% 6/1/20 (f)	8,475,000	8,962,313
MetroPCS Wireless, Inc. 6.625% 11/15/20	14,495,000	15,382,094
NeuStar, Inc. 4.5% 1/15/23 (f)	3,545,000	3,545,000
NII Capital Corp. 7.625% 4/1/21	4,280,000	3,359,800
SBA Communications Corp. 5.625% 10/1/19 (f)	5,595,000	5,860,763
Sprint Capital Corp.:
6.875% 11/15/28	5,954,000	6,013,540
6.9% 5/1/19	61,148,000	66,498,450
8.75% 3/15/32	3,616,000	4,266,880
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Sprint Nextel Corp.:
6% 12/1/16	$ 18,743,000	$ 20,195,583
6% 11/15/22	2,780,000	2,786,950
8.375% 8/15/17	6,756,000	7,811,625
9% 11/15/18 (f)	6,060,000	7,499,250
Telesat Canada/Telesat LLC 6% 5/15/17 (f)	15,605,000	16,385,250
ViaSat, Inc. 6.875% 6/15/20	10,970,000	11,710,475
Wind Acquisition Finance SA:
7.25% 2/15/18 (f)	7,609,000	8,008,473
11.75% 7/15/17 (f)	25,348,000	27,249,100
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (f)(i)	34,882,350	36,800,879
Windstream Corp. 7% 3/15/19	2,729,000	2,783,580
		538,709,138
Textiles & Apparel - 0.6%
DPL, Inc. 7.75% 10/15/20 (f)	11,715,000	11,656,425
Hanesbrands, Inc. 6.375% 12/15/20	42,707,000	46,392,614
		58,049,039
TOTAL NONCONVERTIBLE BONDS		7,561,314,359
TOTAL CORPORATE BONDS (Cost $7,171,202,000)		7,599,196,415
Common Stocks - 1.1%
	Shares
Automotive - 0.3%
Delphi Automotive PLC (a)	672,362	25,993,515
General Motors Co.:
warrants 7/10/16 (a)	177,998	3,353,482
warrants 7/10/19 (a)	177,998	2,171,576
Motors Liquidation Co. GUC Trust (a)	49,155	1,147,769
		32,666,342
Banks & Thrifts - 0.1%
CIT Group, Inc. (a)	111,200	4,709,320
Common Stocks - continued
	Shares	Value
Building Materials - 0.3%
Nortek, Inc. (a)	354,100	$ 25,548,315
Nortek, Inc. warrants 12/7/14 (a)	10,000	200,000
		25,748,315
Capital Goods - 0.0%
Remy International, Inc.	93,400	1,587,800
Energy - 0.0%
Chesapeake Energy Corp.	98,900	1,995,802
Metals/Mining - 0.0%
Aleris International, Inc. (a)(k)	46,900	2,198,438
Paper - 0.2%
NewPage Corp.	244,856	22,894,036
Shipping - 0.1%
DeepOcean Group Holding BV (a)(f)	419,352	7,094,676
Navios Maritime Holdings, Inc.	771,100	2,883,914
		9,978,590
Telecommunications - 0.1%
Broadview Networks Holdings, Inc. (e)	520,065	7,020,878
TOTAL COMMON STOCKS (Cost $127,872,074)		108,799,521
Preferred Stocks - 2.0%

Convertible Preferred Stocks - 1.0%
Banks & Thrifts - 0.6%
Bank of America Corp. Series L, 7.25%	25,200	29,881,404
Huntington Bancshares, Inc. 8.50%	18,781	23,851,870
Wells Fargo & Co. 7.50%	2,900	3,743,610
		57,476,884
Diversified Media - 0.2%
Interpublic Group of Companies, Inc. 5.25%	19,300	21,760,750
Electric Utilities - 0.0%
PPL Corp. 8.75%	88,900	4,870,831
Energy - 0.2%
Chesapeake Energy Corp. Series A, 5.75% (f)	16,800	17,083,500
TOTAL CONVERTIBLE PREFERRED STOCKS		101,191,965
Nonconvertible Preferred Stocks - 1.0%
Banks & Thrifts - 0.5%
Ally Financial, Inc. 7.00% (f)	45,654	44,284,380
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
Diversified Financial Services - 0.5%
Citigroup Capital XIII 7.875%	190,900	$ 5,318,474
GMAC Capital Trust I Series 2, 8.125%	1,634,300	43,586,781
		48,905,255
TOTAL NONCONVERTIBLE PREFERRED STOCKS		93,189,635
TOTAL PREFERRED STOCKS (Cost $178,051,639)		194,381,600
Floating Rate Loans - 12.4%
	Principal Amount
Air Transportation - 0.7%
United Air Lines, Inc. Tranche B, term loan 2.25% 2/1/14 (i)	$ 10,642,123	10,628,821
US Airways Group, Inc. term loan 2.7017% 3/23/14 (i)	58,746,313	58,526,014
		69,154,835
Automotive - 0.4%
Allison Transmission, Inc. Tranche B 3LN, term loan 4.25% 8/23/19 (i)	3,885,263	3,924,115
Chrysler Group LLC Tranche B, term loan 6% 5/24/17 (i)	13,536,638	13,807,371
Delphi Corp. Tranche B, term loan 3.5% 3/31/17 (i)	2,611,926	2,631,516
Federal-Mogul Corp.:
Tranche B, term loan 2.1464% 12/27/14 (i)	16,091,735	15,246,919
Tranche C, term loan 2.1386% 12/27/15 (i)	8,210,249	7,779,211
		43,389,132
Broadcasting - 0.3%
Univision Communications, Inc. term loan 4.4517% 3/31/17 (i)	22,319,668	22,403,367
VNU, Inc. Tranche C, term loan 3.4577% 5/1/16 (i)	3,042,588	3,061,604
		25,464,971
Building Materials - 0.0%
CPG International I, Inc. term loan 5.75% 9/21/19 (i)	1,361,588	1,378,607
Cable TV - 0.9%
CCO Holdings, LLC Tranche 3LN, term loan 2.7017% 9/6/14 (i)	7,656,000	7,656,000
Cequel Communications LLC Tranche B, term loan 4% 2/14/19 (i)	41,516,275	41,827,647
Floating Rate Loans - continued
	Principal Amount	Value
Cable TV - continued
RCN Telecom Services, LLC Tranche B, term loan 5.25% 8/26/16 (i)	$ 3,614,179	$ 3,663,873
WideOpenWest Finance LLC Tranche B, term loan 6.25% 7/17/18 (i)	39,307,475	39,700,550
		92,848,070
Capital Goods - 0.1%
SRAM LLC.:
2nd LN, term loan 8.5% 12/7/18 (i)	3,210,000	3,254,138
Tranche B 1LN, term loan 4.7566% 6/7/18 (i)	8,531,911	8,595,900
		11,850,038
Chemicals - 0.4%
Arizona Chemical Tranche B, term loan 7.25% 12/22/17 (i)	7,279,644	7,397,939
Ascend Performance Materials Operation LLC Tranche B, term loan 6.75% 4/10/18 (i)	12,232,563	12,324,307
INEOS U.S. Finance LLC term loan 6.5% 4/27/18 (i)	9,135,963	9,341,522
U.S. Coatings Acquisition, Inc. Tranche B, term loan 4.75% 1/14/20 (i)	5,315,000	5,374,794
		34,438,562
Containers - 0.1%
Berry Plastics Holding Corp. Tranche C, term loan 2.2017% 4/3/15 (i)	6,882,943	6,882,943
Diversified Financial Services - 0.2%
Blackstone REL 10% 10/1/2017	15,000,000	15,675,000
Electric Utilities - 0.6%
Tempus Public Foundation Generation Holdings LLC Tranche 2LN, term loan 4.561% 12/15/14 (i)	21,390,880	21,364,142
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7423% 10/10/17 (i)	58,641,470	38,776,672
		60,140,814
Energy - 0.5%
CCS, Inc. Tranche B, term loan 3.2077% 11/14/14 (i)	22,389,232	22,277,286
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (i)	10,000,000	10,238,000
MRC Global, Inc. Tranche B, term loan 6.25% 11/9/19 (i)	17,401,388	17,597,153
Samson Investment Co. Tranche 2LN, term loan 6% 9/25/18 (i)	2,515,000	2,549,707
		52,662,146
Floating Rate Loans - continued
	Principal Amount	Value
Environmental - 0.0%
ADS Waste Holdings, Inc. Tranche B, term loan 5.25% 10/9/19 (i)	$ 3,835,000	$ 3,873,350
Food & Drug Retail - 0.1%
Rite Aid Corp. Tranche ABL, term loan 1.96% 6/4/14 (i)	5,515,245	5,501,457
Food/Beverage/Tobacco - 0.0%
OSI Restaurant Partners LLC Tranche B, term loan 4.75% 10/26/19 (i)	3,621,100	3,670,890
Gaming - 0.2%
Ameristar Casinos, Inc. Tranche B, term loan 4% 4/14/18 (i)	9,029,815	9,120,113
Harrah's Entertainment, Inc. Tranche B 4LN, term loan 9.5% 10/31/16 (i)	1,434,424	1,459,527
MGM Mirage, Inc. Tranche B, term loan 4.25% 12/20/19 (i)	5,125,000	5,201,875
NP Opco, LLC Tranche B, term loan 5.5% 9/28/19 (i)	3,920,175	3,984,074
		19,765,589
Healthcare - 0.5%
Community Health Systems, Inc. term loan 3.8105% 1/25/17 (i)	2,869,649	2,891,171
ConvaTec, Inc. term loan 5% 12/22/16 (i)	1,800,000	1,824,750
Emergency Medical Services Corp. Tranche B, term loan 5.25% 5/25/18 (i)	2,424,467	2,424,467
Genesis HealthCare Corp. Tranche B, term loan 10.0022% 12/4/17 (i)	8,665,641	8,449,000
Grifols, Inc. Tranche B, term loan 4.25% 6/1/17 (i)	8,332,508	8,384,586
HCA, Inc.:
Tranche B 2LN, term loan 3.561% 3/31/17 (i)	6,386,000	6,426,232
Tranche B3, term loan 3.4517% 5/1/18 (i)	8,514,000	8,556,570
IASIS Healthcare LLC Tranche B, term loan 5% 5/3/18 (i)	6,460,393	6,501,094
IMS Health, Inc. Tranche B, term loan 4.5% 8/26/17 (i)	1,122,137	1,122,137
VWR Funding, Inc. Tranche B, term loan 4.2017% 4/3/17 (i)	4,745,000	4,768,725
		51,348,732
Homebuilders/Real Estate - 0.5%
iStar Financial, Inc. Tranche B, term loan 5.75% 10/15/17 (i)	14,038,963	14,284,645
Realogy Corp.:
Credit-Linked Deposit 3.2087% 10/10/13 (i)	451,099	439,821
Credit-Linked Deposit 4.4587% 10/10/16 (i)	1,672,933	1,685,480
term loan 4.4557% 10/10/16 (i)	28,162,940	28,374,162
		44,784,108
Floating Rate Loans - continued
	Principal Amount	Value
Insurance - 0.1%
Alliant Holdings I, Inc. Tranche B, term loan 5% 12/20/19 (i)	$ 5,930,000	$ 6,018,950
Metals/Mining - 0.7%
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 1/25/20 (i)	1,565,000	1,582,121
Tranche B 2LN, term loan 8.75% 1/25/21 (i)	940,000	952,925
Fortescue Metals Group Ltd. Tranche B, term loan 5.25% 10/18/17 (i)	67,051,950	67,806,284
		70,341,330
Publishing/Printing - 0.4%
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (i)	11,680,000	11,796,800
Thomson Learning Tranche B, term loan 2.71% 7/5/14 (i)	36,555,674	28,513,426
		40,310,226
Restaurants - 0.1%
Landry's Restaurants, Inc. Tranche B, term loan 6.5% 4/24/18 (i)	12,232,563	12,372,625
Services - 0.1%
ServiceMaster Co.:
term loan 2.71% 7/24/14 (i)	8,435,687	8,435,687
Tranche DD, term loan 2.7% 7/24/14 (i)	879,848	879,848
		9,315,535
Shipping - 0.0%
Trico Shipping A/S:
Tranche A, term loan 10% 5/13/14 (i)	657,890	651,311
Tranche D, term loan 4% 5/13/14 (i)(j)	1,158,324	1,146,740
		1,798,051
Super Retail - 1.0%
BJ's Wholesale Club, Inc. Tranche 1LN, term loan 5.75% 9/26/19 (i)	2,389,013	2,433,806
Davids Bridal, Inc. Tranche B, term loan 5% 10/11/19 (i)	9,710,000	9,831,375
J. Crew Group, Inc. Tranche B, term loan 4.5% 3/7/18 (i)	4,972,216	4,972,216
Neiman Marcus Group, Inc. Tranche B, term loan 4.75% 5/16/18 (i)	57,440,319	57,727,521
Serta Simmons Holdings, LLC Tranche B, term loan 5% 10/1/19 (i)	19,480,000	19,699,150
		94,664,068
Floating Rate Loans - continued
	Principal Amount	Value
Technology - 3.1%
Avaya, Inc.:
term loan 3.0615% 10/27/14 (i)	$ 29,061,723	$ 28,916,415
Tranche B 3LN, term loan 4.8115% 10/26/17 (i)	49,790,931	46,678,997
CDW Corp. Tranche B, term loan 4% 7/15/17 (i)	37,403,431	37,683,956
First Data Corp. term loan 4.2047% 3/24/18 (i)	100,440,336	99,435,877
Freescale Semiconductor, Inc. term loan 4.4597% 12/1/16 (i)	40,476,427	40,476,427
Kronos, Inc. Tranche B 1LN, term loan 5.5% 10/30/19 (i)	8,840,000	8,983,650
Lawson Software, Inc. Tranche B 2LN, term loan 5.25% 4/5/18 (i)	16,393,913	16,579,164
NXP BV:
Tranche A 1LN, term loan 4.5% 3/4/17 (i)	2,942,290	2,993,780
Tranche A6, term loan 5.25% 3/19/19 (i)	12,480,688	12,667,898
Tranche C, term loan 4.75% 1/11/20 (i)	6,650,000	6,766,375
SunGard Data Systems, Inc. Tranche C, term loan 3.9577% 2/28/17 (i)	4,378,571	4,444,250
		305,626,789
Telecommunications - 1.4%
Crown Castle Operating Co. Tranche B, term loan 4% 1/31/19 (i)	7,093,300	7,120,255
FairPoint Communications, Inc. term loan 6.4047% 1/24/16 (i)	77,245,026	75,893,238
Intelsat Jackson Holdings SA:
term loan 3.2047% 2/1/14 (i)	32,164,000	32,083,590
Tranche B, term loan 4.5% 4/2/18 (i)	27,140,494	27,447,182
		142,544,265
TOTAL FLOATING RATE LOANS (Cost $1,219,015,653)		1,225,821,083
Preferred Securities - 0.1%

Banks & Thrifts - 0.1%
Bank of America Corp.:
8% (g)(i)	1,839,000	2,060,493
8.125% (g)(i)	8,657,000	9,869,040
TOTAL PREFERRED SECURITIES (Cost $10,452,835)		11,929,533
Money Market Funds - 5.4%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (b) (Cost $530,509,571)	530,509,571	$ 530,509,571
Cash Equivalents - 0.2%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.14%, dated 1/31/13 due 2/1/13 (Collateralized by U.S. Treasury Obligations) # (Cost $17,955,000)	$ 17,955,068	17,955,000
TOTAL INVESTMENT PORTFOLIO - 98.3% (Cost $9,255,058,772)		9,688,592,723
NET OTHER ASSETS (LIABILITIES) - 1.7%		162,867,531
NET ASSETS - 100%		$ 9,851,460,254
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,904,071,451 or 29.5% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(j) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $926,659 and $917,392, respectively. The coupon rate will be determined at time of settlement.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,198,438 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aleris International, Inc.	3/11/11	$ 2,860,900
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$17,955,000 due 2/01/13 at 0.14%
Barclays Capital, Inc.	$ 8,379,661
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2,603,365
UBS Securities LLC	6,971,974
$ 17,955,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 784,709
Fidelity Securities Lending Cash Central Fund	785
Total	$ 785,494
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Broadview Networks Holdings, Inc.	$ -	$ -	$ -	$ -	$ 7,020,878
Other Information

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 56,014,892	$ 34,254,142	$ 21,760,750	$ -
Energy	19,079,302	1,995,802	17,083,500	-
Financials	155,375,839	111,091,459	44,284,380	-
Industrials	35,726,905	28,632,229	-	7,094,676
Materials	25,092,474	-	-	25,092,474
Telecommunication Services	7,020,878	-	-	7,020,878
Utilities	4,870,831	-	4,870,831	-
Corporate Bonds	7,599,196,415	-	7,591,195,403	8,001,012
Floating Rate Loans	1,225,821,083	-	1,210,146,083	15,675,000
Preferred Securities	11,929,533	-	11,929,533	-
Money Market Funds	530,509,571	530,509,571	-	-
Cash Equivalents	17,955,000	-	17,955,000	-
Total Investments in Securities:	$ 9,688,592,723	$ 706,483,203	$ 8,919,225,480	$ 62,884,040
Income Tax Information

At January 31, 2013, the cost of investment securities for income tax purposes was $9,233,107,212. Net unrealized appreciation aggregated $455,485,511, of which $557,518,039 related to appreciated investment securities and $102,032,528 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans and preferred securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Global High Income Fund

January 31, 2013

1.926257.101

GHI-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 78.4%
		Principal Amount (c)	Value
Convertible Bonds - 0.1%
Energy - 0.0%
Chesapeake Energy Corp. 2.75% 11/15/35		$ 50,000	$ 50,344
Homebuilders/Real Estate - 0.0%
Kaisa Group Holdings Ltd. 8% 12/20/15	CNY	1,000,000	178,089
Metals/Mining - 0.1%
Massey Energy Co. 3.25% 8/1/15		230,000	220,800
TOTAL CONVERTIBLE BONDS			449,233
Nonconvertible Bonds - 78.3%
Aerospace - 0.3%
Bombardier, Inc.:
4.25% 1/15/16 (e)		660,000	679,800
6.125% 1/15/23 (e)		185,000	187,313
GenCorp, Inc. 7.125% 3/15/21 (e)		55,000	56,925
			924,038
Air Transportation - 0.1%
BW Group Ltd. 6.625% 6/28/17 (Reg. S)		400,000	426,000
Continental Airlines, Inc. 6.125% 4/29/18 (e)		55,000	54,725
			480,725
Automotive - 7.1%
ArvinMeritor, Inc. 8.125% 9/15/15		285,000	297,825
Banque PSA Finance:
3.625% 9/17/13 (Reg. S)	EUR	500,000	685,757
8.375% 7/15/14	EUR	190,000	272,635
Conti-Gummi Finance BV:
6.5% 1/15/16 (Reg. S)	EUR	200,000	286,735
7.5% 9/15/17 (Reg. S)	EUR	400,000	576,544
8.5% 7/15/15 (Reg. S)	EUR	250,000	362,363
Continental Rubber of America Corp. 4.5% 9/15/19 (e)		150,000	152,250
Delphi Corp. 6.125% 5/15/21		800,000	880,000
Fiat Finance & Trade Ltd. SA:
6.375% 4/1/16	EUR	480,000	671,296
7.625% 9/15/14	EUR	50,000	71,811
7.75% 10/17/16	EUR	650,000	935,560
Fiat Industrial Finance Europe SA:
5.25% 3/11/15	EUR	520,000	736,964
6.25% 3/9/18	EUR	200,000	300,549
Ford Motor Co. 6.625% 10/1/28		5,000	5,777
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Automotive - continued
Ford Motor Credit Co. LLC:
2.375% 1/16/18		$ 5,000,000	$ 4,934,065
3.875% 1/15/15		4,490,000	4,666,327
4.25% 2/3/17		870,000	927,467
5.875% 8/2/21		765,000	869,476
General Motors Acceptance Corp. 8% 11/1/31		415,000	519,788
General Motors Financial Co., Inc.:
4.75% 8/15/17 (e)		1,095,000	1,144,275
6.75% 6/1/18		2,840,000	3,266,000
GT 2005 Bonds BV 8% 7/21/14 (h)		300,000	300,000
Lear Corp. 4.75% 1/15/23 (e)		200,000	198,500
Penske Automotive Group, Inc. 5.75% 10/1/22 (e)		225,000	232,313
PT Gadjah Tunggal Tbk:
7.75% 2/6/18 (e)(g)		200,000	199,000
7.75% 2/6/18 (Reg. S) (g)		200,000	199,000
Renault SA 4.375% 5/24/13	EUR	100,000	273,948
Schaeffler Finance BV 8.75% 2/15/19 (Reg. S)	EUR	400,000	613,720
			24,579,945
Banks & Thrifts - 6.1%
Access Finance BV 7.25% 7/25/17 (e)		200,000	214,000
Allied Irish Banks PLC 5.625% 11/12/14	EUR	300,000	413,450
Ally Financial, Inc.:
4.5% 2/11/14		230,000	234,600
4.625% 6/26/15		305,000	320,294
5.5% 2/15/17		600,000	645,000
7.5% 9/15/20		2,065,000	2,483,163
8% 3/15/20		185,000	226,856
8.3% 2/12/15		500,000	556,875
Banco Espirito Santo SA:
4.75% 1/15/18	EUR	500,000	671,497
5.875% 11/9/15	EUR	400,000	562,129
Bank of Ceylon 6.875% 5/3/17 (Reg. S)		200,000	207,500
Bank of East Asia Ltd. 8.5% (f)(h)		500,000	571,518
Bank of Ireland:
10% 7/30/16	EUR	200,000	278,686
10% 12/19/22	EUR	200,000	296,679
Bayerische Landesbank Girozentrale 4.5% 2/7/19 (h)	EUR	450,000	531,640
BDO Unibank, Inc. 4.5% 2/16/17		600,000	622,557
Caja Madrid SA:
4% 2/3/25	EUR	300,000	347,495
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Banks & Thrifts - continued
Caja Madrid SA: - continued
4.125% 3/24/36	EUR	50,000	$ 55,554
Canara Bank 6.365% 11/28/21 (h)		250,000	256,930
CBA Capital Trust II 6.024% (Reg. S) (f)(h)		350,000	362,153
Commerzbank AG 7.75% 3/16/21	EUR	200,000	289,211
Fortis Banque SA 4.625% (Reg. S) (f)(h)	EUR	450,000	556,019
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (e)		200,000	209,500
GMAC LLC:
6.75% 12/1/14		1,150,000	1,242,000
8% 12/31/18		30,000	35,325
8% 11/1/31		1,970,000	2,487,125
HBOS PLC:
4.5% 3/18/30 (h)	EUR	350,000	405,846
4.875% 3/20/15	EUR	200,000	279,724
ICICI Bank Ltd. 6.375% 4/30/22 (Reg. S) (h)		900,000	931,500
Industrial Senior Trust 5.5% 11/1/22 (e)		100,000	101,000
Kazkommerts International BV 6.875% 2/13/17	EUR	150,000	192,468
LBG Capital No. 1 PLC 6.439% 5/23/20	EUR	400,000	537,689
Mizuho Capital Investment (USD) 2 Ltd. 14.95% (Reg. S) (f)(h)		200,000	234,620
National Capital Trust II 5.486% (Reg. S) (h)		300,000	302,846
PKO Finance AB 4.63% 9/26/22 (e)		350,000	366,625
RBS Capital Trust C 4.243% (f)(h)	EUR	300,000	297,358
Resona Preferred Global Securities (Cayman) Ltd. 7.191% (Reg. S) (f)(h)		100,000	108,016
Rizal Commercial Banking Corp. 5.25% 1/31/17		250,000	263,565
RSHB Capital SA 5.298% 12/27/17 (e)		200,000	214,240
SBB Capital Corp. 6.62% (f)(h)		300,000	306,005
Scotiabank Peru SA 4.5% 12/13/27 (e)(h)		35,000	34,475
State Bank of India 6.439% (f)(h)		400,000	392,774
Trade & Development Bank of Mongolia LLC 8.5% 9/20/15		200,000	200,528
UniCredit SpA 6.95% 10/31/22 (Reg. S)	EUR	300,000	419,153
Woori Bank 6.208% 5/2/67 (Reg. S) (h)		600,000	645,000
			20,911,188
Broadcasting - 0.6%
AMC Networks, Inc.:
4.75% 12/15/22		100,000	100,000
7.75% 7/15/21		5,000	5,713
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Broadcasting - continued
Central European Media Enterprises Ltd. 11.625% 9/15/16 (Reg. S)	EUR	300,000	$ 427,707
Clear Channel Communications, Inc. 5.5% 9/15/14		500,000	480,000
EN Germany Holdings BV 10.75% 11/15/15 (Reg. S)	EUR	300,000	378,623
Mood Media Corp. 9.25% 10/15/20 (e)		190,000	204,725
Polish Television Holding BV 11.25% 5/15/17 (d)	EUR	410,000	595,667
			2,192,435
Building Materials - 2.1%
Associated Materials LLC 9.125% 11/1/17		65,000	66,625
BC Mountain LLC/BC Mountain Finance, Inc. 7% 2/1/21 (e)		60,000	61,950
CEMEX Finance LLC:
9.375% 10/12/22 (e)		400,000	451,000
9.625% 12/14/17 (Reg. S)	EUR	260,000	384,094
CEMEX SA de CV 5.311% 9/30/15 (e)(h)		345,000	350,175
China Liansu Group Holdings Ltd. 7.875% 5/13/16 (Reg. S)		400,000	412,000
China Shanshui Cement Group Ltd.:
8.5% 5/25/16 (Reg. S)		600,000	630,000
10.5% 4/27/17 (Reg. S)		200,000	225,000
Gibraltar Industries, Inc. 6.25% 2/1/21 (e)		30,000	30,975
HD Supply, Inc.:
8.125% 4/15/19 (e)		330,000	374,550
10.5% 1/15/21 (e)		120,000	122,700
HeidelbergCement Finance AG:
7.5% 10/31/14	EUR	326,000	479,382
8% 1/31/17	EUR	250,000	391,386
8.5% 10/31/19	EUR	300,000	494,918
HeidelbergCement Finance BV 9.5% 12/15/18 (Reg. S)	EUR	100,000	168,367
Isabelle Acquisition Sub, Inc. 10% 11/15/18 pay-in-kind (e)(h)		40,000	43,700
Lafarge SA:
5.375% 6/26/17	EUR	650,000	939,937
8.875% 11/24/16	EUR	350,000	565,524
Nortek, Inc. 8.5% 4/15/21 (e)		120,000	135,600
Ply Gem Industries, Inc. 8.25% 2/15/18		423,000	460,013
USG Corp.:
6.3% 11/15/16		20,000	21,050
7.875% 3/30/20 (e)		105,000	119,700
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Building Materials - continued
USG Corp.: - continued
9.75% 1/15/18		$ 135,000	$ 157,950
West China Cement Ltd. 7.5% 1/25/16		200,000	194,500
			7,281,096
Cable TV - 3.4%
Cablevision Systems Corp. 5.875% 9/15/22		375,000	369,863
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		975,000	961,594
6.5% 4/30/21		450,000	481,500
6.625% 1/31/22		240,000	261,600
7.375% 6/1/20		95,000	105,688
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (e)		45,000	46,800
CET 21 spol. s r.o. 9% 11/1/17 (Reg. S)	EUR	200,000	294,643
Cyfrowy Polsat Finance AB 7.125% 5/20/18 (Reg. S)	EUR	100,000	145,964
DISH DBS Corp.:
5% 3/15/23 (e)		1,765,000	1,738,525
5.875% 7/15/22		325,000	344,500
EchoStar Communications Corp. 7% 10/1/13		1,000,000	1,036,200
Kabel Deutschland GmbH 6.5% 7/31/17 (Reg. S)	EUR	200,000	289,211
Kabel Deutschland Vertrieb und Service GmbH 6.5% 6/29/18 (Reg. S)	EUR	740,000	1,060,034
Nara Cable Funding Ltd. 8.875% 12/1/18 (Reg. S)	EUR	300,000	417,727
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
0% 12/1/17 (Reg. S)	EUR	250,993	367,211
5.125% 1/21/23 (Reg. S)	EUR	250,000	330,964
5.5% 9/15/22 (Reg. S)	EUR	600,000	816,717
5.5% 1/15/23 (e)		200,000	206,500
7.5% 3/15/19 (Reg. S)	EUR	400,000	592,055
9.5% 3/15/21 (Reg. S)	EUR	200,000	310,624
9.625% 12/1/19 (Reg S.)	EUR	100,000	149,881
UPC Holding BV:
8% 11/1/16 (Reg. S)	EUR	50,000	69,723
9.75% 4/15/18 (Reg. S)	EUR	389,000	557,446
UPCB Finance III Ltd. 6.625% 7/1/20 (e)		270,000	288,225
UPCB Finance V Ltd. 7.25% 11/15/21 (e)		150,000	166,125
UPCB Finance VI Ltd. 6.875% 1/15/22 (e)		150,000	163,875
			11,573,195
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Capital Goods - 0.8%
Anixter International, Inc. 5.625% 5/1/19		$ 80,000	$ 84,800
Fosun International Ltd. 7.5% 5/12/16 (Reg. S)		200,000	205,000
Franz Haniel & Compagnie GmbH 6.25% 2/8/18	EUR	500,000	761,208
ISS Holdings A/S 8.875% 5/15/16 (Reg. S)	EUR	150,000	209,780
Norcell Sweden Holding 2 AB 10.75% 9/29/19 (Reg. S)	EUR	100,000	146,982
Wendel SA:
4.375% 8/9/17	EUR	250,000	347,936
4.875% 11/4/14	EUR	150,000	211,919
5.875% 9/17/19	EUR	100,000	145,285
Zoomlion HK SPV Co. Ltd.:
6.125% 12/20/22 (Reg. S)		400,000	399,000
6.875% 4/5/17 (Reg. S)		200,000	212,819
			2,724,729
Chemicals - 1.6%
Axiall Corp. 4.875% 5/15/23 (e)(g)		65,000	65,406
Brenntag Finance BV 5.5% 7/19/18 (Reg. S)	EUR	150,000	228,051
Eagle Spinco, Inc. 4.625% 2/15/21 (e)		110,000	110,550
Hexion US Finance Corp. 6.625% 4/15/20 (e)		475,000	467,875
INEOS Group Holdings PLC:
7.875% 2/15/16	EUR	710,000	966,448
8.5% 2/15/16 (e)		370,000	372,775
Kerling PLC 10.625% 2/1/17 (Reg. S)	EUR	100,000	132,046
Kinove German Bondco GmbH:
9.625% 6/15/18 (e)		357,000	389,130
10% 6/15/18 (Reg. S)	EUR	90,000	135,339
LyondellBasell Industries NV 6% 11/15/21		200,000	235,760
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20		415,000	427,450
Orion Engineered Carbons Finance & Co. SCA 9.25% 8/1/19 pay-in-kind (e)(h)		200,000	199,000
OXEA Finance & CY S.C.A. 9.625% 7/15/17	EUR	301,796	444,610
Rockwood Specialties Group, Inc. 4.625% 10/15/20		300,000	307,500
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (e)		885,000	875,044
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV:
5.75% 2/1/21 (Reg. S) (g)	EUR	100,000	134,422
7.375% 5/1/21 (e)(g)		150,000	153,375
			5,644,781
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Consumer Products - 0.4%
Alphabet Holding Co., Inc. 7.75% 11/1/17 pay-in-kind (e)		$ 190,000	$ 197,600
Dispensing Dynamics International 12.5% 1/1/18 (e)		660,000	650,100
Prestige Brands, Inc. 8.125% 2/1/20		25,000	28,000
Reddy Ice Corp. 11.25% 3/15/15		100,000	104,000
Revlon Consumer Products Corp. 9.75% 11/15/15		150,000	158,250
Spectrum Brands Escrow Corp.:
6.375% 11/15/20 (e)		45,000	47,588
6.625% 11/15/22 (e)		55,000	59,125
			1,244,663
Containers - 3.0%
ARD Finance SA:
11.125% 6/1/18 pay-in-kind	EUR	418,080	594,568
11.125% 6/1/18 pay-in-kind (e)		236,160	252,691
Ardagh Glass Finance PLC 7.125% 6/15/17 (Reg. S)	EUR	350,000	482,358
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (e)		700,000	770,000
7.375% 10/15/17 (Reg. S)	EUR	100,000	145,285
9.125% 10/15/20 (e)		1,215,000	1,336,500
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc.:
7.375% 10/15/17 (e)		200,000	220,000
7.375% 10/15/17 (Reg. S)	EUR	100,000	145,285
9.125% 10/15/20 (e)		460,000	503,700
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.:
4.875% 11/15/22 (e)		200,000	200,000
7% 11/15/20 (e)		200,000	202,500
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (e)		65,000	69,875
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23 (e)		1,455,000	1,427,719
Crown European Holdings SA 7.125% 8/15/18 (Reg. S)	EUR	400,000	581,138
OI European Group BV 6.75% 9/15/20 (Reg. S)	EUR	200,000	306,184
Rexam PLC 6.75% 6/29/67 (h)	EUR	325,000	462,070
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		1,155,000	1,186,763
6.875% 2/15/21		500,000	536,250
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Containers - continued
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA: - continued
7.875% 8/15/19		$ 250,000	$ 275,000
8.25% 2/15/21		250,000	261,875
Sealed Air Corp. 6.5% 12/1/20 (e)		145,000	160,225
Tekni-Plex, Inc. 9.75% 6/1/19 (e)		135,000	149,175
			10,269,161
Diversified Financial Services - 8.4%
Beverage Packaging Holdings (Luxembourg) SA 8% 12/15/16 (Reg. S)	EUR	400,000	543,120
BOATS Investments (Netherlands) BV 11% 3/31/17 pay-in-kind	EUR	236,042	185,453
Boparan Holdings Ltd. 9.75% 4/30/18 (Reg. S)	EUR	300,000	453,573
CIT Group, Inc.:
4.25% 8/15/17		340,000	351,900
4.75% 2/15/15 (e)		1,095,000	1,149,750
5% 8/15/22		270,000	285,153
5.25% 3/15/18		365,000	390,550
5.375% 5/15/20		330,000	358,050
5.5% 2/15/19 (e)		575,000	615,250
Citigroup, Inc. 5.9% (f)(h)		770,000	772,888
Eileme 2 AB:
11.625% 1/31/20 (e)		220,000	259,600
11.75% 1/31/20 (Reg. S)	EUR	200,000	315,010
Eksportfinans A/S 4.75% 6/11/13	EUR	100,000	136,459
GMAC International Finance BV 7.5% 4/21/15	EUR	350,000	519,308
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8% 1/15/18		850,000	910,563
International Lease Finance Corp.:
4.875% 4/1/15		180,000	187,875
5.625% 9/20/13		766,000	784,193
5.75% 5/15/16		120,000	129,097
5.875% 5/1/13		1,580,000	1,590,270
6.25% 5/15/19		640,000	707,200
8.25% 12/15/20		4,545,000	5,567,583
8.625% 9/15/15		975,000	1,106,625
8.625% 1/15/22		2,030,000	2,578,100
International Personal Finance PLC 11.5% 8/6/15	EUR	360,000	558,561
JGSH Philippines Ltd. 4.375% 1/23/23 (Reg. S)		200,000	199,930
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Diversified Financial Services - continued
Numericable Finance & Co. SCA:
8.07% 10/15/18 (Reg. S) (h)	EUR	100,000	$ 138,156
12.375% 2/15/19 (Reg. S)	EUR	100,000	156,486
Qtel International Finance Ltd. 5% 10/19/25 (e)		200,000	221,700
SLM Corp.:
3.875% 9/10/15		3,000,000	3,121,110
5.5% 1/25/23		655,000	652,357
8% 3/25/20		145,000	167,838
8.45% 6/15/18		30,000	35,741
Studio City Finance Ltd.:
8.5% 12/1/20 (e)		760,000	836,000
8.5% 12/1/20 (Reg. S)		750,000	825,000
TMD Friction Finance SA 10.75% 5/15/17	EUR	125,000	186,698
TMF Group Holding BV 9.875% 12/1/19 (Reg. S)	EUR	100,000	137,817
UPCB Finance Ltd.:
6.375% 7/1/20 (Reg. S)	EUR	500,000	714,542
7.625% 1/15/20 (Reg. S)	EUR	250,000	364,909
Verisure Holding AB:
8.75% 9/1/18 (Reg. S)	EUR	300,000	437,891
8.75% 12/1/18 (Reg. S)	EUR	300,000	413,450
			29,065,756
Diversified Media - 1.2%
Block Communications, Inc. 7.25% 2/1/20 (e)		660,000	709,500
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22 (e)		100,000	105,500
6.5% 11/15/22 (e)		275,000	292,875
7.625% 3/15/20		65,000	67,275
7.625% 3/15/20		465,000	485,925
Lamar Media Corp. 5.875% 2/1/22		55,000	60,500
National CineMedia LLC:
6% 4/15/22		300,000	320,250
7.875% 7/15/21		35,000	38,892
Nielsen Finance LLC/Nielsen Finance Co. 4.5% 10/1/20 (e)		1,855,000	1,827,175
WMG Acquisition Corp.:
6% 1/15/21 (e)		65,000	69,063
6.25% 1/15/21 (Reg. S)	EUR	100,000	136,798
			4,113,753
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Electric Utilities - 5.7%
Atlantic Power Corp. 9% 11/15/18		$ 395,000	$ 419,688
Calpine Construction Finance Co. LP 8% 6/1/16 (e)		500,000	528,750
Calpine Corp. 7.875% 1/15/23 (e)		629,000	693,473
China Resources Power East Foundation Co. Ltd. 7.25% (f)(h)		700,000	716,885
Duquesne Light Holdings, Inc. 5.9% 12/1/21 (e)		37,000	43,129
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
6.875% 8/15/17 (e)		60,000	64,500
10% 12/1/20		390,000	448,500
10% 12/1/20 (e)		2,290,000	2,622,050
11.75% 3/1/22 (e)		2,490,000	2,835,488
GenOn Energy, Inc.:
9.5% 10/15/18		55,000	65,313
9.875% 10/15/20		385,000	442,750
Hrvatska Elektroprivreda 6% 11/9/17 (e)		200,000	213,250
InterGen NV:
8.5% 6/30/17 (Reg. S)	EUR	150,000	186,358
9% 6/30/17 (e)		1,160,000	1,078,800
Listrindo Capital BV 6.95% 2/21/19 (Reg. S)		400,000	446,085
Majapahit Holding BV:
7.75% 1/20/20 (Reg. S)		200,000	249,000
8% 8/7/19 (Reg. S)		100,000	126,000
Mirant Americas Generation LLC 9.125% 5/1/31		185,000	205,350
NRG Energy, Inc. 6.625% 3/15/23 (e)		405,000	433,350
NSG Holdings II, LLC 7.75% 12/15/25 (e)		375,000	390,000
NV Energy, Inc. 6.25% 11/15/20		1,000,000	1,190,646
Perusahaan Listrik Negara PT 5.5% 11/22/21 (Reg. S)		200,000	223,000
Puget Energy, Inc.:
5.625% 7/15/22		120,000	129,561
6% 9/1/21		1,045,000	1,173,598
RRI Energy, Inc. 7.625% 6/15/14		540,000	577,800
Star Energy Geothermal Wayang Windu Ltd. 11.5% 2/12/15 (Reg. S)		400,000	424,000
Techem Energy Metering Service GmbH & Co. KG 7.875% 10/1/20 (Reg. S)	EUR	100,000	145,624
Techem GmbH 6.125% 10/1/19 (Reg. S)	EUR	300,000	431,780
The AES Corp.:
7.375% 7/1/21		35,000	39,025
8% 10/15/17		300,000	346,500
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Electric Utilities - continued
TXU Corp.:
5.55% 11/15/14		$ 1,361,000	$ 1,272,535
6.5% 11/15/24		610,000	416,325
6.55% 11/15/34		1,015,000	662,288
Viridian Group FundCo II 11.125% 4/1/17 (Reg. S)	EUR	200,000	283,101
			19,524,502
Energy - 7.3%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23		230,000	230,000
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20		85,000	91,800
7% 5/20/22		180,000	196,650
Antero Resources Finance Corp. 6% 12/1/20 (e)		585,000	599,625
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.:
5.875% 8/1/23 (e)(g)		205,000	205,000
8.75% 6/15/18		979,000	1,047,530
Chesapeake Energy Corp. 6.775% 3/15/19		310,000	312,325
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21		500,000	528,750
6.125% 7/15/22		170,000	180,625
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (e)		65,000	64,350
Clayton Williams Energy, Inc. 7.75% 4/1/19		390,000	386,100
Continental Resources, Inc. 8.25% 10/1/19		300,000	337,500
Crestwood Midstream Partners LP/Finance Corp. 7.75% 4/1/19 (e)		150,000	156,000
Denbury Resources, Inc. 4.625% 7/15/23 (g)		810,000	793,800
Drill Rigs Holdings, Inc. 6.5% 10/1/17 (e)		115,000	114,425
Edgen Murray Corp. 8.75% 11/1/20 (e)		150,000	153,750
EDP Finance BV:
4.75% 9/26/16	EUR	350,000	485,746
5.75% 9/21/17	EUR	200,000	287,854
Energy Transfer Equity LP 7.5% 10/15/20		30,000	34,575
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22		110,000	118,250
EPE Holdings LLC/EP Energy Bond Co., Inc. 8.125% 12/15/17 pay-in-kind (e)(h)		195,000	196,463
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19		180,000	195,300
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Energy - continued
Everest Acquisition LLC/Everest Acquisition Finance, Inc.: - continued
9.375% 5/1/20		$ 565,000	$ 631,388
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp. 8.625% 6/15/20		730,000	733,650
Forest Oil Corp.:
7.25% 6/15/19		215,000	215,000
7.5% 9/15/20 (e)		130,000	138,450
Gulfmark Offshore, Inc. 6.375% 3/15/22 (e)		340,000	350,200
Halcon Resources Corp. 8.875% 5/15/21 (e)		135,000	143,775
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (e)		80,000	86,600
Indo Energy Finance II BV 6.375% 1/24/23 (e)		200,000	204,750
Indo Integrated Energy II BV 9.75% 11/5/16 (Reg. S)		200,000	218,500
Israel Electric Corp. Ltd. 6.7% 2/10/17 (e)		200,000	220,000
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (e)		275,000	326,233
7% 5/5/20 (e)		100,000	121,630
9.125% 7/2/18 (e)		100,000	129,130
Kodiak Oil & Gas Corp.:
5.5% 1/15/21 (e)		80,000	80,800
8.125% 12/1/19		285,000	319,200
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (e)		435,000	433,913
6.5% 5/15/19		335,000	338,350
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
4.5% 7/15/23		1,160,000	1,154,200
5.5% 2/15/23		75,000	79,125
6.25% 6/15/22		105,000	113,400
MIE Holdings Corp. 9.75% 5/12/16		400,000	432,000
Offshore Group Investment Ltd.:
7.5% 11/1/19 (e)		1,510,000	1,543,975
11.5% 8/1/15		630,000	685,125
Oil States International, Inc. 6.5% 6/1/19		30,000	32,025
Pacific Drilling V Ltd. 7.25% 12/1/17 (e)		380,000	395,200
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (e)		150,000	176,250
Petrohawk Energy Corp. 6.25% 6/1/19		500,000	569,000
Petroleos de Venezuela SA:
4.9% 10/28/14		650,000	619,125
5.5% 4/12/37		750,000	521,250
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Energy - continued
Petroleos de Venezuela SA: - continued
8.5% 11/2/17 (e)		$ 895,000	$ 877,100
12.75% 2/17/22 (e)		1,200,000	1,365,000
Petroleos Mexicanos 6.625% (e)(f)		200,000	211,200
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (e)		150,000	199,500
Plains Exploration & Production Co. 6.75% 2/1/22		185,000	208,125
Precision Drilling Corp. 6.5% 12/15/21		10,000	10,725
PT Pertamina Persero 5.25% 5/23/21 (Reg. S)		200,000	220,000
QR Energy LP/QRE Finance Corp. 9.25% 8/1/20		135,000	142,425
Range Resources Corp. 5.75% 6/1/21		250,000	265,000
Regency Energy Partners LP/Regency Energy Finance Corp. 5.5% 4/15/23		195,000	205,725
Rockies Express Pipeline LLC 6% 1/15/19 (e)		365,000	357,700
Sabine Pass Liquefaction LLC 5.625% 2/1/21 (e)		660,000	665,775
Santos Finance Ltd. 8.25% 9/22/70 (h)	EUR	350,000	503,744
Suburban Propane Partners LP/Suburban Energy Finance Corp.:
7.375% 8/1/21		287,000	312,830
7.5% 10/1/18		245,000	264,600
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22		80,000	87,600
Tesoro Corp.:
4.25% 10/1/17		100,000	103,625
5.375% 10/1/22		110,000	114,400
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.875% 10/1/20 (e)		35,000	36,488
Unit Corp. 6.625% 5/15/21		650,000	674,375
WPX Energy, Inc.:
5.25% 1/15/17		55,000	57,888
6% 1/15/22		85,000	91,375
Zhaikmunai International BV 7.125% 11/13/19 (e)		475,000	509,438
			25,213,300
Entertainment/Film - 0.0%
Cinemark USA, Inc.:
5.125% 12/15/22 (e)		50,000	50,625
7.375% 6/15/21		15,000	16,613
Regal Entertainment Group 5.75% 2/1/25		55,000	54,863
			122,101
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Environmental - 0.3%
Clean Harbors, Inc.:
5.125% 6/1/21 (e)		$ 100,000	$ 103,000
5.25% 8/1/20		110,000	114,950
Covanta Holding Corp. 6.375% 10/1/22		145,000	158,247
Tervita Corp. 9.75% 11/1/19 (e)		355,000	347,900
Zinc Capital SA 8.875% 5/15/18 (Reg. S)	EUR	200,000	289,890
			1,013,987
Food & Drug Retail - 1.3%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (e)		135,000	146,475
ESAL GmbH 6.25% 2/5/23 (e)		950,000	922,640
FPC Finance Ltd. 6% 6/28/19		200,000	219,073
Petco Holdings, Inc. 8.5% 10/15/17 pay-in-kind (e)		80,000	82,400
Rite Aid Corp.:
7.5% 3/1/17		1,000,000	1,025,000
7.7% 2/15/27		20,000	18,750
8% 8/15/20		750,000	855,000
9.25% 3/15/20		155,000	171,275
10.375% 7/15/16		870,000	920,025
Tops Markets LLC 8.875% 12/15/17 (e)		95,000	102,125
			4,462,763
Food/Beverage/Tobacco - 0.7%
Agrokor d.d.:
8.875% 2/1/20 (e)		200,000	224,750
9.125% 2/1/20 (Reg. S)	EUR	300,000	456,730
9.875% 5/1/19 (Reg. S)	EUR	100,000	152,963
Constellation Brands, Inc. 4.625% 3/1/23		85,000	86,275
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc. 9.875% 2/1/20 (e)		100,000	108,500
Fresenius Finance BV 2.875% 7/15/20 (Reg. S)	EUR	300,000	403,776
Michael Foods Holding, Inc. 8.5% 7/15/18 pay-in-kind (e)(h)		60,000	61,950
Post Holdings, Inc. 7.375% 2/15/22		170,000	188,700
Tereos Europe 6.375% 4/15/14 (Reg. S)	EUR	450,000	632,395
			2,316,039
Gaming - 0.9%
American Casino & Entertainment Properties LLC 11% 6/15/14		142,000	144,840
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp. 8.375% 2/15/18 (e)		40,000	41,400
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Gaming - continued
Caesars Entertainment Operating Co., Inc. 8.5% 2/15/20		$ 495,000	$ 497,475
Chester Downs & Marina LLC 9.25% 2/1/20 (e)		45,000	43,763
Graton Economic Development Authority 9.625% 9/1/19 (e)		135,000	149,850
MCE Finance Ltd.:
5% 2/15/21 (e)		230,000	230,000
10.25% 5/15/18		300,000	348,000
MGM Mirage, Inc.:
5.875% 2/27/14		300,000	312,390
6.625% 12/15/21		150,000	154,500
8.625% 2/1/19		315,000	358,313
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind		1,126	1,182
Pinnacle Entertainment, Inc. 7.75% 4/1/22		50,000	53,500
Station Casinos LLC 3.66% 6/18/18 (d)		715,000	636,350
			2,971,563
Healthcare - 4.7%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19		195,000	209,138
Community Health Systems, Inc.:
5.125% 8/15/18		160,000	168,400
7.125% 7/15/20		160,000	172,800
8% 11/15/19		210,000	231,525
DaVita, Inc.:
5.75% 8/15/22		155,000	162,750
6.625% 11/1/20		300,000	327,750
Emergency Medical Services Corp. 8.125% 6/1/19		45,000	49,275
FMC Finance VII SA 5.25% 2/15/21	EUR	290,000	435,973
FMC Finance VIII SA 5.25% 7/31/19 (Reg S.)	EUR	300,000	452,376
Fresenius Medical Care US Finance II, Inc.:
5.625% 7/31/19 (e)		445,000	482,825
5.875% 1/31/22 (e)		625,000	682,813
6.5% 9/15/18 (e)		20,000	22,674
Fresenius US Finance II, Inc. 8.75% 7/15/15 (Reg. S)	EUR	100,000	157,233
HCA Holdings, Inc.:
6.25% 2/15/21		195,000	203,775
7.75% 5/15/21		950,000	1,040,250
HCA, Inc.:
4.75% 5/1/23		1,290,000	1,298,063
5.875% 3/15/22		620,000	674,250
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Healthcare - continued
HCA, Inc.: - continued
5.875% 5/1/23		$ 340,000	$ 353,600
6.5% 2/15/20		895,000	998,999
7.25% 9/15/20		1,000,000	1,110,000
7.5% 2/15/22		180,000	207,450
8.5% 4/15/19		1,000,000	1,107,500
HealthSouth Corp.:
5.75% 11/1/24		100,000	101,000
7.75% 9/15/22		270,000	295,650
IMS Health, Inc. 6% 11/1/20 (e)		95,000	99,038
Kindred Healthcare, Inc. 8.25% 6/1/19		15,000	14,775
Labco S.A.S. 8.5% 1/15/18 (Reg. S)	EUR	300,000	428,725
Legend Acquisition Sub, Inc. 10.75% 8/15/20 (e)		375,000	330,000
Omega Healthcare Investors, Inc.:
5.875% 3/15/24		360,000	381,600
6.75% 10/15/22		250,000	273,125
7.5% 2/15/20		300,000	329,250
Radiation Therapy Services, Inc. 8.875% 1/15/17		440,000	435,600
Rottapharm Ltd. 6.125% 11/15/19 (Reg. S)	EUR	300,000	422,177
Rural/Metro Corp. 10.125% 7/15/19 (e)		110,000	110,275
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		110,000	117,700
Sky Growth Acquisition Corp. 7.375% 10/15/20 (e)		60,000	61,200
Teleflex, Inc. 6.875% 6/1/19		40,000	43,500
Tenet Healthcare Corp.:
4.5% 4/1/21 (e)(g)		180,000	176,850
4.75% 6/1/20 (e)		135,000	135,675
6.25% 11/1/18		85,000	93,288
6.75% 2/1/20		145,000	151,525
9.25% 2/1/15		300,000	339,750
Valeant Pharmaceuticals International:
6.375% 10/15/20 (e)		190,000	196,175
6.75% 8/15/21 (e)		185,000	193,788
7% 10/1/20 (e)		90,000	95,400
7.25% 7/15/22 (e)		25,000	26,875
VPI Escrow Corp. 6.375% 10/15/20 (e)		340,000	351,458
VWR Funding, Inc. 7.25% 9/15/17 (e)		340,000	359,975
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (e)		30,000	30,225
			16,144,018
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Homebuilders/Real Estate - 4.1%
Agile Property Holdings Ltd.:
8.875% 4/28/17 (Reg. S)		$ 300,000	$ 315,000
9.875% 3/20/17 (Reg. S)		200,000	222,500
10% 11/14/16 (Reg. S)		400,000	431,520
Beazer Homes USA, Inc. 7.25% 2/1/23 (e)		140,000	141,050
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (e)		85,000	89,675
Central China Real Estate Ltd. 12.25% 10/20/15 (Reg. S)		100,000	109,250
China SCE Property Holdings Ltd. 11.5% 11/14/17 (Reg. S)		200,000	210,928
China South City Holdings Ltd. 13.5% 1/14/16 (Reg. S)		200,000	208,296
Country Garden Holdings Co. Ltd.:
7.5% 1/10/23 (Reg. S)		300,000	307,125
11.25% 4/22/17 (Reg. S)		500,000	556,250
11.75% 9/10/14		200,000	221,000
Evergrande Real Estate Group Ltd. 13% 1/27/15 (Reg. S)		700,000	750,750
Fantasia Holdings Group Co. Ltd. 13.75% 9/27/17		400,000	442,983
Franshion Development Ltd. 6.75% 4/15/21 (Reg S.)		200,000	214,700
Franshion Investment Ltd. 4.7% 10/26/17 (Reg. S)		600,000	597,445
Gemdale International Investment Ltd. 7.125% 11/16/17 (Reg. S)		200,000	203,205
Glorious Property Holdings Ltd. 13% 10/25/15		200,000	204,382
Hopson Development Holdings Ltd. 11.75% 1/21/16		200,000	208,530
Kaisa Group Holdings Ltd.:
10.25% 1/8/20 (Reg. S)		200,000	203,626
12.875% 9/18/17		200,000	225,058
13.5% 4/28/15		300,000	324,000
KWG Property Holding Ltd.:
8.625% 2/5/20 (Reg. S)		400,000	395,020
12.5% 8/18/17 (Reg. S)		400,000	444,097
12.75% 3/30/16 (Reg. S)		200,000	221,509
Longfor Properties Co. Ltd.:
6.875% 10/18/19		400,000	413,335
9.5% 4/7/16 (Reg. S)		400,000	433,000
M.D.C. Holdings, Inc. 6% 1/15/43		1,160,000	1,148,400
Neo-China Group (Holdings) Ltd. 9.75% 7/23/14 unit (Reg. S)		200,000	213,503
Obrascon Huarte Lain SA 7.625% 3/15/20 (Reg. S)	EUR	300,000	427,707
Odebrecht Finance Ltd. 7.5% (e)(f)		300,000	323,250
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Homebuilders/Real Estate - continued
Realogy Corp. 9% 1/15/20 (e)		$ 125,000	$ 145,625
Renhe Commercial Holdings Co. Ltd.:
11.75% 5/18/15 (Reg. S)		200,000	160,833
13% 3/10/16 (Reg. S)		100,000	79,500
Ryland Group, Inc. 5.375% 10/1/22		55,000	56,100
Shimao Property Holdings Ltd.:
6.625% 1/14/20 (Reg. S)		300,000	293,836
8% 12/1/16 (Reg. S)		100,000	102,750
9.65% 8/3/17		300,000	323,235
11% 3/8/18		300,000	336,995
Sigma Capital Pte. Ltd. 9% 4/30/15		200,000	210,706
SOHO China Ltd.:
5.75% 11/7/17 (Reg. S)		200,000	196,576
7.125% 11/7/22 (Reg. S)		400,000	392,996
Sunac China Holdings Ltd. 12.5% 10/16/17 (Reg. S)		200,000	222,885
Theta Capital Pte Ltd.:
6.125% 11/14/20 (Reg. S)		200,000	206,380
7% 5/16/19		200,000	212,752
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23 (e)		90,000	91,800
William Lyon Homes, Inc. 8.5% 11/15/20 (e)		100,000	107,750
Yanlord Land Group Ltd. 9.5% 5/4/17 (Reg. S)		400,000	417,000
Yuzhou Properties Co.:
11.75% 10/25/17 (Reg. S)		200,000	216,667
13.5% 12/15/15 (Reg. S)		100,000	109,765
			14,091,245
Hotels - 0.1%
Choice Hotels International, Inc. 5.75% 7/1/22		45,000	49,838
Host Hotels & Resorts LP:
4.75% 3/1/23		160,000	167,600
5.875% 6/15/19		10,000	10,875
6% 10/1/21		60,000	68,625
			296,938
Insurance - 0.2%
A-S Co.-Issuer Subsidiary, Inc./A-S Merger Sub LLC 7.875% 12/15/20 (e)		80,000	80,200
Assicurazioni Generali SpA 10.125% 7/10/42 (h)	EUR	200,000	319,083
MAPFRE SA 5.921% 7/24/37 (h)	EUR	150,000	173,120
			572,403
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Leisure - 0.8%
Equinox Holdings, Inc. 9.5% 2/1/16 (e)		$ 500,000	$ 523,750
FGI Operating Co. LLC/FGI Finance, Inc. 7.875% 5/1/20 (e)		70,000	71,925
Lottomatica SpA 8.25% 3/31/66 (Reg. S) (h)	EUR	400,000	558,056
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22		85,000	90,100
5.625% 1/27/14	EUR	250,000	349,634
Speedway Motorsports, Inc. 6.75% 2/1/19 (e)		1,160,000	1,229,600
			2,823,065
Metals/Mining - 2.3%
Alpha Natural Resources, Inc.:
6% 6/1/19		60,000	53,850
6.25% 6/1/21		35,000	31,063
American Rock Salt Co. LLC/American Rock Capital Corp. 8.25% 5/1/18 (e)		235,000	212,675
ArcelorMittal SA 4.625% 11/17/17	EUR	500,000	722,180
Berau Capital Resources Pte Ltd. 12.5% 7/8/15 (Reg. S)		300,000	322,500
Berau Coal Energy Tbk PT 7.25% 3/13/17 (Reg. S)		400,000	394,000
Bumi Capital Pte. Ltd. 12% 11/10/16 (Reg. S)		100,000	92,250
Bumi Investment Pte Ltd. 10.75% 10/6/17 (Reg. S)		300,000	255,000
CITIC Resources Finance (2007) Ltd. 6.75% 5/15/14 (Reg. S)		200,000	208,500
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (e)		200,000	204,500
6.875% 2/1/18 (e)		60,000	62,250
6.875% 4/1/22 (e)		200,000	207,000
7% 11/1/15 (e)		225,000	234,563
8.25% 11/1/19 (e)		605,000	647,350
Hidili Industry International Development Ltd. 8.625% 11/4/15 (Reg. S)		100,000	75,250
Indo Energy Finance BV 7% 5/7/18 (Reg. S)		200,000	213,500
Inmet Mining Corp. 7.5% 6/1/21 (e)		100,000	107,750
Mongolian Mining Corp. 8.875% 3/29/17 (Reg. S)		400,000	410,000
New Gold, Inc.:
6.25% 11/15/22 (e)		80,000	84,600
7% 4/15/20 (e)		40,000	43,000
Novelis, Inc. 8.75% 12/15/20		400,000	451,000
Penn Virginia Resource Partners LP/Penn Virginia Finance Corp. 8.375% 6/1/20 (e)		120,000	128,700
Prince Mineral Holding Corp. 11.5% 12/15/19 (e)		55,000	59,400
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Metals/Mining - continued
PT Adaro Indonesia 7.625% 10/22/19 (Reg. S)		$ 500,000	$ 550,000
Rain CII Carbon LLC/CII Carbon Corp. 8.25% 1/15/21 (e)		200,000	209,500
Vedanta Resources PLC:
6.75% 6/7/16 (e)		200,000	209,400
6.75% 6/7/16 (Reg. S)		200,000	209,400
8.25% 6/7/21 (e)		200,000	230,000
8.75% 1/15/14 (Reg. S)		400,000	417,832
9.5% 7/18/18 (Reg. S)		500,000	591,250
Winsway Coking Coal Holding Ltd. 8.5% 4/8/16 (Reg. S)		200,000	160,000
			7,798,263
Paper - 0.5%
Boise Cascade LLC/Boise Cascade Finance Corp. 6.375% 11/1/20 (e)		45,000	46,350
Clearwater Paper Corp. 4.5% 2/1/23 (e)		215,000	212,850
Lecta SA 8.875% 5/15/19 (Reg. S)	EUR	100,000	137,138
Norske Skogindustrier ASA 7% 6/26/17	EUR	100,000	94,707
Smurfit Kappa Acquisitions:
5.125% 9/15/18 (Reg. S)	EUR	100,000	141,551
7.25% 11/15/17 (Reg. S)	EUR	160,000	229,848
7.75% 11/15/19 (Reg. S)	EUR	120,000	178,415
Verso Paper Holdings LLC/Verso Paper, Inc.:
11.75% 1/15/19		545,000	574,975
11.75% 1/15/19		184,000	132,480
			1,748,314
Publishing/Printing - 0.0%
Seat Pagine Gialle SpA:
10.5% 1/31/17	EUR	2,500	1,222
10.5% 1/31/17 (Reg. S)	EUR	50,000	24,440
Sheridan Group, Inc. 12.5% 4/15/14		97,262	82,673
			108,335
Railroad - 0.2%
Refer-Rede Ferroviaria Nacional SA:
4% 3/16/15	EUR	200,000	255,546
4.25% 12/13/21	EUR	400,000	426,404
			681,950
Restaurants - 0.2%
Landry's Acquisition Co. 9.375% 5/1/20 (e)		105,000	112,875
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Restaurants - continued
Landry's Holdings II, Inc. 10.25% 1/1/18 (e)		$ 125,000	$ 129,375
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc. 10.5% 1/15/20		500,000	580,000
			822,250
Services - 0.7%
APX Group, Inc.:
6.375% 12/1/19 (e)		450,000	440,460
8.75% 12/1/20 (e)		300,000	294,000
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (e)(h)		300,000	306,750
FTI Consulting, Inc. 6% 11/15/22 (e)		205,000	215,250
Iron Mountain, Inc. 5.75% 8/15/24		125,000	126,094
Laureate Education, Inc. 9.25% 9/1/19 (e)		520,000	566,800
Road King Infrastructure Finance 2010 Ltd. 9.5% 9/21/15		300,000	316,433
TransUnion Holding Co., Inc.:
8.125% 6/15/18 pay-in-kind (e)		155,000	162,363
9.625% 6/15/18 pay-in-kind (h)		90,000	96,075
			2,524,225
Shipping - 0.2%
HDTFS, Inc.:
5.875% 10/15/20 (e)		150,000	157,500
6.25% 10/15/22 (e)		105,000	112,875
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17		25,000	23,688
Navios Maritime Holdings, Inc. 8.125% 2/15/19		10,000	8,500
NESCO LLC/NESCO Holdings Corp. 11.75% 4/15/17 (e)		110,000	119,900
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19 (e)		115,000	121,900
Western Express, Inc. 12.5% 4/15/15 (e)		315,000	199,238
			743,601
Steel - 0.8%
China Oriental Group Co. Ltd. 8% 8/18/15 (Reg. S)		500,000	506,250
CITIC Pacific Ltd. 6.875% 1/21/18 (Reg. S)		800,000	843,686
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17 (e)		520,000	559,000
11.25% 10/15/18 (e)		125,000	123,750
Severstal Columbus LLC 10.25% 2/15/18		425,000	455,813
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Steel - continued
Steel Dynamics, Inc.:
6.125% 8/15/19 (e)		$ 140,000	$ 151,200
6.375% 8/15/22 (e)		120,000	129,300
			2,768,999
Super Retail - 0.6%
Academy Ltd./Academy Finance Corp. 9.25% 8/1/19 (e)		20,000	22,400
Claire's Stores, Inc. 9% 3/15/19 (e)		1,075,000	1,177,125
Hengdeli Holding Ltd. 6.25% 1/29/18 (Reg. S)		200,000	200,900
Jo-Ann Stores, Inc. 9.75% 10/15/19 pay-in-kind (e)(h)		155,000	158,488
Limited Brands, Inc. 5.625% 2/15/22		250,000	269,375
Sally Holdings LLC 6.875% 11/15/19		35,000	38,588
Sonic Automotive, Inc. 7% 7/15/22		105,000	115,894
			1,982,770
Technology - 2.7%
Avaya, Inc. 7% 4/1/19 (e)		905,000	864,275
Brocade Communications Systems, Inc. 4.625% 1/15/23 (e)		135,000	133,650
Ceridian Corp. 8.875% 7/15/19 (e)		135,000	150,188
China Automation Group Ltd. 7.75% 4/20/16		200,000	192,363
First Data Corp.:
6.75% 11/1/20 (e)		1,905,000	1,962,150
11.25% 1/15/21 (e)(g)		745,000	746,863
Freescale Semiconductor, Inc. 9.25% 4/15/18 (e)		285,000	312,788
Global A&T Electronics Ltd. 10% 2/1/19 (Reg. S)		200,000	200,000
IAC/InterActiveCorp 4.75% 12/15/22 (e)		205,000	203,463
Infor US, Inc. 9.375% 4/1/19		85,000	96,050
Lucent Technologies, Inc. 6.45% 3/15/29		1,000,000	780,000
Metropolitan Light International Ltd. 5.25% 1/17/18		200,000	197,235
Nuance Communications, Inc. 5.375% 8/15/20 (e)		80,000	82,400
NXP BV/NXP Funding LLC:
2.945% 10/15/13 (h)	EUR	205,176	278,588
5.75% 2/15/21 (e)(g)		290,000	290,000
Rexel SA:
7% 12/17/18	EUR	400,000	594,716
8.25% 12/15/16	EUR	200,000	293,964
STATS ChipPAC Ltd.:
5.375% 3/31/16 (Reg. S)		300,000	312,000
7.5% 8/12/15 (Reg. S)		200,000	211,750
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Technology - continued
SunGard Data Systems, Inc. 6.625% 11/1/19 (e)		$ 295,000	$ 304,588
Viasystems, Inc. 7.875% 5/1/19 (e)		295,000	294,263
WEX, Inc. 4.75% 2/1/23 (e)		110,000	108,900
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19 (e)		400,000	441,000
13.375% 10/15/19 (e)		220,000	242,550
			9,293,744
Telecommunications - 8.8%
Altice Financing SA:
7.875% 12/15/19 (e)		975,000	1,048,125
8% 12/15/19 (Reg. S)	EUR	650,000	935,524
Altice Finco SA 9.875% 12/15/20 (e)		865,000	955,825
Bakrie Telecom Pte Ltd. 11.5% 5/7/15 (Reg. S)		200,000	116,000
Bite Finance International BV 7.7441% 2/15/18 (Reg. S) (h)	EUR	200,000	270,202
Broadview Networks Holdings, Inc. 10.5% 11/15/17		187,500	187,500
Clearwire Communications LLC/Clearwire Finance, Inc.:
12% 12/1/15 (e)		295,000	319,706
14.75% 12/1/16 (e)		665,000	939,313
Cyrusone LP/Cyrusone Finance Corp. 6.375% 11/15/22 (e)		120,000	127,800
Digicel Group Ltd.:
7% 2/15/20 (e)		200,000	216,000
8.25% 9/1/17 (e)		300,000	318,000
8.25% 9/30/20 (e)		525,000	585,375
10.5% 4/15/18 (e)		400,000	446,000
DigitalGlobe, Inc. 5.25% 2/1/21 (e)		905,000	902,738
eAccess Ltd. 8.375% 4/1/18 (Reg. S)	EUR	400,000	605,579
Eileme 1 AB 14.25% 8/15/20 pay-in-kind (e)		235,500	257,873
Frontier Communications Corp.:
7.125% 1/15/23		255,000	270,938
8.5% 4/15/20		750,000	862,500
Hughes Satellite Systems Corp. 6.5% 6/15/19		715,000	786,500
Indosat Palapa Co. BV 7.375% 7/29/20		200,000	225,000
Instituto Costarricense de Electricidad 6.95% 11/10/21 (e)		200,000	231,000
Intelsat Jackson Holdings SA:
6.625% 12/15/22 (e)		350,000	356,125
7.25% 10/15/20 (e)		495,000	529,650
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Intelsat Jackson Holdings SA: - continued
7.5% 4/1/21		$ 2,470,000	$ 2,692,300
Level 3 Communications, Inc. 8.875% 6/1/19 (e)		55,000	59,950
Level 3 Financing, Inc.:
7% 6/1/20 (e)		180,000	190,350
10% 2/1/18		200,000	222,000
NeuStar, Inc. 4.5% 1/15/23 (e)		1,795,000	1,795,000
NII Capital Corp. 7.625% 4/1/21		190,000	149,150
OTE PLC:
4.625% 5/20/16	EUR	400,000	506,307
5% 8/5/13	EUR	50,000	67,890
7.25% 2/12/15	EUR	300,000	409,377
7.875% 2/7/18 (Reg. S)	EUR	200,000	268,844
Pacnet Ltd. 9.25% 11/9/15 (Reg. S)		200,000	208,500
Portugal Telecom International Finance BV:
4.5% 6/16/25	EUR	400,000	496,444
5.875% 4/17/18	EUR	300,000	422,192
SBA Communications Corp. 5.625% 10/1/19 (e)		245,000	256,638
Sprint Capital Corp.:
6.875% 11/15/28		190,000	191,900
6.9% 5/1/19		815,000	886,313
8.75% 3/15/32		495,000	584,100
Sprint Nextel Corp.:
6% 11/15/22		2,225,000	2,230,563
7% 8/15/20		735,000	795,638
9% 11/15/18 (e)		505,000	624,938
Sunrise Communications International SA 8.5% 12/31/18 (Reg. S)	EUR	200,000	293,285
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (e)		200,000	215,000
Telenet Finance Luxembourg S.C.A.:
6.25% 8/15/22 (Reg. S)	EUR	100,000	143,587
6.375% 11/15/20 (Reg. S)	EUR	300,000	435,854
6.75% 8/15/24 (Reg. S)	EUR	100,000	144,606
Wind Acquisition Finance SA:
7.25% 2/15/18 (e)		400,000	421,000
7.375% 2/15/18	EUR	550,000	776,662
7.375% 2/15/18 (Reg. S)	EUR	250,000	350,652
Wind Acquisition Holdings Finance SA:
12.25% 7/15/17 pay-in-kind (Reg. S) (h)	EUR	873,030	1,134,313
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Wind Acquisition Holdings Finance SA: - continued
12.25% 7/15/17 pay-in-kind (e)(h)		$ 105,000	$ 110,775
Windstream Corp.:
6.375% 8/1/23 (e)		1,160,000	1,183,200
7.5% 6/1/22		500,000	541,250
			30,301,851
Textiles & Apparel - 0.1%
Albea Beauty Holdings SA 8.375% 11/1/19 (e)		230,000	243,225
TOTAL NONCONVERTIBLE BONDS			269,574,916
TOTAL CORPORATE BONDS (Cost $255,562,613)			270,024,149
Government Obligations - 3.2%

Aruba - 0.1%
Aruba Government 4.625% 9/14/23 (e)		200,000	207,400
Azerbaijan - 0.1%
State Oil Company of Azerbaijan Republic 5.45% 2/9/17		200,000	218,500
Barbados - 0.0%
Barbados Government 7% 8/4/22 (e)		100,000	106,000
Belarus - 0.1%
Belarus Republic:
8.75% 8/3/15 (Reg. S)		200,000	210,000
8.95% 1/26/18		100,000	106,500
TOTAL BELARUS			316,500
Belize - 0.1%
Belize Government 8.5% 2/20/29 (b)(e)		400,000	232,000
Bermuda - 0.0%
Bermuda Government 5.603% 7/20/20 (e)		150,000	174,000
Bolivia - 0.1%
Plurinational State of Bolivia 4.875% 10/29/22 (e)		200,000	197,500
Cayman Islands - 0.0%
Cayman Island Government 5.95% 11/24/19 (e)		100,000	117,000
Congo - 0.0%
Congo Republic 3% 6/30/29 (d)		188,100	176,814
Government Obligations - continued
		Principal Amount (c)	Value
Ecuador - 0.1%
Ecuador Republic 9.375% 12/15/15 (e)		$ 250,000	$ 260,000
Ghana - 0.0%
Ghana Republic 8.5% 10/4/17 (e)		100,000	116,500
Guatemala - 0.1%
Guatemalan Republic 5.75% 6/6/22 (e)		200,000	226,000
Hungary - 0.0%
Hungarian Republic 4.75% 2/3/15		95,000	97,261
Iceland - 0.1%
Republic of Iceland:
4.875% 6/16/16 (e)		125,000	132,813
5.875% 5/11/22 (e)		100,000	112,500
TOTAL ICELAND			245,313
Iraq - 0.1%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		250,000	238,750
Ivory Coast - 0.0%
Ivory Coast 7.1% 12/31/32 (Reg. S) (d)		200,000	191,000
Jordan - 0.0%
Jordanian Kingdom 3.875% 11/12/15		200,000	195,000
Latvia - 0.0%
Latvian Republic 2.75% 1/12/20 (e)		200,000	197,260
Lebanon - 0.2%
Lebanese Republic:
6.1% 10/4/22		260,000	266,188
11.625% 5/11/16 (Reg. S)		325,000	397,313
TOTAL LEBANON			663,501
Lithuania - 0.1%
Lithuanian Republic:
6.125% 3/9/21 (e)		150,000	180,000
7.375% 2/11/20 (e)		125,000	159,375
TOTAL LITHUANIA			339,375
Mongolia - 0.0%
Mongolian People's Republic 5.125% 12/5/22 (Reg. S)		200,000	191,000
Morocco - 0.1%
Moroccan Kingdom 4.25% 12/11/22 (e)		200,000	204,250
Namibia - 0.1%
Republic of Namibia 5.5% 11/3/21 (e)		200,000	222,140
Government Obligations - continued
		Principal Amount (c)	Value
Netherlands - 0.1%
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		$ 250,000	$ 281,875
Nigeria - 0.1%
Republic of Nigeria 6.75% 1/28/21 (e)		225,000	268,875
Paraguay - 0.1%
Republic of Paraguay 4.625% 1/25/23 (e)		200,000	200,500
Romania - 0.1%
Romanian Republic 6.75% 2/7/22 (e)		246,000	296,430
Russia - 0.4%
Russian Federation:
5.625% 4/4/42 (e)		400,000	467,000
7.5% 3/31/30 (Reg. S)		174,375	217,306
12.75% 6/24/28 (Reg. S)		400,000	782,480
TOTAL RUSSIA			1,466,786
Senegal - 0.1%
Republic of Senegal 8.75% 5/13/21 (e)		200,000	243,000
Serbia - 0.1%
Republic of Serbia 6.75% 11/1/24 (e)		404,000	407,030
Slovakia - 0.1%
Slovakia Republic 4.375% 5/21/22 (e)		200,000	214,000
Slovenia - 0.1%
Republic of Slovenia 5.5% 10/26/22 (e)		400,000	414,000
Sri Lanka - 0.1%
Democratic Socialist Republic of Sri Lanka:
5.875% 7/25/22 (e)		200,000	213,500
6.25% 10/4/20 (e)		100,000	108,500
TOTAL SRI LANKA			322,000
Ukraine - 0.0%
Ukraine Government 7.75% 9/23/20 (e)		150,000	156,930
Venezuela - 0.4%
Venezuelan Republic:
oil recovery rights 4/15/20 (i)		1,500	45,750
7.75% 10/13/19 (Reg. S)		110,000	106,700
11.75% 10/21/26 (Reg. S)		375,000	424,688
11.95% 8/5/31 (Reg. S)		500,000	572,500
12.75% 8/23/22		190,000	227,525
TOTAL VENEZUELA			1,377,163
Government Obligations - continued
		Principal Amount (c)	Value
Zambia - 0.1%
Republic of Zambia 5.375% 9/20/22 (e)		$ 200,000	$ 204,500
TOTAL GOVERNMENT OBLIGATIONS (Cost $9,914,485)			10,986,153
Common Stocks - 0.0%
	Shares
Homebuilders/Real Estate - 0.0%
Realogy Holdings Corp.	1,400	62,678
Telecommunications - 0.0%
Broadview Networks Holdings, Inc.	12,187	164,525
TOTAL COMMON STOCKS (Cost $244,603)		227,203
Preferred Stocks - 1.3%

Convertible Preferred Stocks - 0.5%
Automotive - 0.1%
General Motors Co. 4.75%	5,000	216,600
Electric Utilities - 0.3%
PPL Corp. 9.50%	20,000	1,081,200
Energy - 0.1%
Chesapeake Energy Corp. Series A, 5.75% (e)	400	406,750
TOTAL CONVERTIBLE PREFERRED STOCKS		1,704,550
Nonconvertible Preferred Stocks - 0.8%
Banks & Thrifts - 0.3%
Ally Financial, Inc. 7.00% (e)	709	687,730
U.S. Bancorp Series F, 6.50%	4,054	116,431
		804,161
Diversified Financial Services - 0.4%
Discover Financial Services Series B, 6.50%	5,796	147,798
GMAC Capital Trust I Series 2, 8.125%	50,000	1,333,500
		1,481,298
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
Homebuilders/Real Estate - 0.1%
Annaly Capital Management, Inc. Series D, 7.50%	15,357	$ 384,693
TOTAL NONCONVERTIBLE PREFERRED STOCKS		2,670,152
TOTAL PREFERRED STOCKS (Cost $4,077,178)		4,374,702
Floating Rate Loans - 7.1%
	Principal Amount (c)
Air Transportation - 0.2%
US Airways Group, Inc. term loan 2.7017% 3/23/14 (h)	$ 685,211	682,642
Broadcasting - 0.2%
CKX, Inc. Tranche 1LN, term loan 9% 6/21/17	335,000	279,725
Media Holdco, LP Tranche B, term loan 7.25% 7/23/18 (h)	105,000	103,950
NEP/NCP Holdco, Inc.:
Tranche 2LN, term loan 9.5% 7/22/20 (h)	10,000	10,350
Tranche B 1LN, term loan 5.25% 1/22/20 (h)	20,000	20,350
Univision Communications, Inc. term loan 4.4517% 3/31/17 (h)	327,776	329,005
		743,380
Cable TV - 0.1%
Kabel Deutschland GmbH Tranche F, term loan 4.25% 2/1/19 (h)	40,000	39,950
WideOpenWest Finance LLC Tranche B, term loan 6.25% 7/17/18 (h)	412,925	417,054
		457,004
Capital Goods - 0.1%
Apex Tool Group, LLC Tranche B, term loan 4.5% 1/18/20 (h)	205,000	207,050
Chemicals - 0.0%
U.S. Coatings Acquisition, Inc. Tranche B, term loan 4.75% 1/14/20 (h)	115,000	116,294
Consumer Products - 0.0%
Spectrum Brands Holdings, Inc. Tranche B, term loan 4.5% 11/1/19 (h)	20,000	20,300
Diversified Financial Services - 0.2%
AlixPartners LLP Tranche 2LN, term loan 10.75% 12/29/19 (h)	620,000	638,600
Floating Rate Loans - continued
	Principal Amount (c)	Value
Diversified Financial Services - continued
Delos Aircraft, Inc. Tranche T 2LN, term loan 4.75% 4/12/16 (h)	$ 35,000	$ 35,133
Fly Funding II Sarl Tranche B, term loan 5.75% 8/9/18 (h)	24,688	24,996
HarbourVest Partners LLC Tranche B, term loan 4.75% 11/21/17 (h)	72,054	72,054
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 1/23/18 (h)	60,000	60,750
		831,533
Diversified Media - 0.0%
WMG Acquisition Corp. Tranche B, term loan 5.25% 11/1/18 (h)	15,000	15,188
Electric Utilities - 0.2%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7423% 10/10/17 (h)	1,000,000	661,250
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (h)	11,523	11,653
		672,903
Energy - 0.4%
Alon USA Partners LP term loan 9.25% 11/13/18 (h)	108,333	110,771
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (h)	635,000	650,113
Everest Acquisition LLC Tranche B 1LN, term loan 5% 4/24/18 (h)	85,000	85,956
LSP Madison Funding LLC Tranche 1LN, term loan 4.7484% 6/28/19 (h)	180,690	181,142
MRC Global, Inc. Tranche B, term loan 6.25% 11/9/19 (h)	299,250	302,617
Panda Sherman Power, LLC term loan 9% 9/14/18 (h)	65,000	65,975
Samson Investment Co. Tranche 2LN, term loan 6% 9/25/18 (h)	45,000	45,621
		1,442,195
Food & Drug Retail - 0.2%
Sprouts Farmers Market LLC Tranche B, term loan 6% 4/18/18 (h)	740,578	747,984
Gaming - 0.4%
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (h)	75,000	77,625
Harrah's Entertainment, Inc. Tranche B 6LN, term loan 5.4537% 1/28/18 (h)	1,360,000	1,261,400
Floating Rate Loans - continued
	Principal Amount (c)	Value
Gaming - continued
MGM Mirage, Inc. Tranche B, term loan 4.25% 12/20/19 (h)	$ 90,000	$ 91,350
NP Opco, LLC Tranche B, term loan 5.5% 9/28/19 (h)	64,838	65,894
		1,496,269
Healthcare - 0.2%
Genesis HealthCare Corp. Tranche B, term loan 10.0022% 12/4/17 (h)	297,500	290,063
VWR Funding, Inc. Tranche B, term loan 4.2017% 4/3/17 (h)	205,000	206,025
		496,088
Homebuilders/Real Estate - 0.5%
Realogy Corp.:
Credit-Linked Deposit 4.4587% 10/10/16 (h)	137,164	138,193
term loan 4.4557% 10/10/16 (h)	1,418,982	1,429,624
		1,567,817
Insurance - 0.3%
Asurion Corp.:
Tranche 1LN, term loan 5.5% 5/24/18 (h)	456,250	460,265
Tranche 2LN, term loan 9% 5/24/19 (h)	345,541	355,044
Lonestar Intermediate Super Holdings LLC term loan 11% 9/2/19 (h)	310,000	331,700
		1,147,009
Leisure - 0.5%
Equinox Holdings, Inc. Tranche 2LN, term loan 9.75% 5/16/20 (h)	630,000	639,450
Formula One Holdings Tranche B 2LN, term loan 6% 4/28/19 (h)	992,513	1,003,678
		1,643,128
Metals/Mining - 0.1%
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 1/25/20 (h)	35,000	35,383
Tranche B 2LN, term loan 8.75% 1/25/21 (h)	20,000	20,275
Fortescue Metals Group Ltd. Tranche B, term loan 5.25% 10/18/17 (h)	379,050	383,314
		438,972
Publishing/Printing - 0.0%
Houghton Mifflin Harcourt Publishing Co. term loan 7.25% 5/22/18 (h)	19,850	19,949
Floating Rate Loans - continued
	Principal Amount (c)	Value
Restaurants - 0.1%
Landry's Restaurants, Inc. Tranche B, term loan 6.5% 4/24/18 (h)	$ 297,750	$ 301,159
NPC International, Inc. Tranche B, term loan 4.5% 12/28/18 (h)	83,442	84,276
		385,435
Services - 0.0%
Bright Horizons Family Solutions, Inc. Tranche B, term loan 5.25% 1/18/20 (h)	40,000	40,350
Laureate Education, Inc. Tranche B, term loan 5.25% 6/16/18 (h)	40,000	40,300
		80,650
Super Retail - 0.3%
BJ's Wholesale Club, Inc. Tranche 1LN, term loan 5.75% 9/26/19 (h)	39,900	40,648
Party City Corp. Tranche B, term loan 5.75% 7/27/19 (h)	119,700	121,496
Serta Simmons Holdings, LLC Tranche B, term loan 5% 10/1/19 (h)	230,000	232,588
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (h)	494,949	498,662
		893,394
Technology - 1.5%
Ancestry.com, Inc. Tranche B, term loan 7% 12/28/18 (h)	755,000	753,113
Avaya, Inc. term loan 3.0615% 10/27/14 (h)	196,579	195,596
First Data Corp.:
term loan 4.2047% 3/24/18 (h)	2,105,000	2,083,950
Tranche 1LN, term loan 5.2047% 9/24/18 (h)	15,000	15,019
GoDaddy.com, Inc. Tranche B 1LN, term loan 5.5% 12/16/18 (h)	21,099	21,152
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/24/20 (h)	270,000	272,700
Tranche B 1LN, term loan 5.5% 10/30/19 (h)	150,000	152,438
NXP BV:
Tranche A 1LN, term loan 4.5% 3/4/17 (h)	553,280	562,962
Tranche A 2LN, term loan 5.5% 3/4/17 (h)	113,563	115,976
Tranche A6, term loan 5.25% 3/19/19 (h)	853,695	866,500
		5,039,406
Telecommunications - 1.6%
Alcatel-Lucent USA, Inc. Tranche C, term loan 7.25% 1/23/19 (h)	270,000	273,375
Floating Rate Loans - continued
	Principal Amount (c)	Value
Telecommunications - continued
Crown Castle Operating Co. Tranche B, term loan 4% 1/31/19 (h)	$ 148,500	$ 149,064
FairPoint Communications, Inc. term loan 6.4047% 1/24/16 (h)	1,892,458	1,859,339
Genesys SA Tranche B, term loan 6.75% 1/31/19 (h)	44,663	44,830
Intelsat Jackson Holdings SA Tranche B, term loan 4.5% 4/2/18 (h)	184,206	186,288
Level 3 Financing, Inc. Tranche B 2LN, term loan 4.75% 8/1/19 (h)	710,000	716,248
RP Crown Parent, LLC:
Tranche 1LN, term loan 6.75% 12/21/18 (h)	380,000	385,700
Tranche 2LN, term loan 11.25% 12/21/19 (h)	310,000	319,300
Vodafone Americas Finance 2, Inc.:
term loan 6.875% 8/11/15	1,117,538	1,139,888
Tranche 2LN, term loan 6.25% 6/24/16 pay-in-kind	309,375	317,883
		5,391,915
TOTAL FLOATING RATE LOANS (Cost $23,776,599)		24,536,505
Preferred Securities - 3.1%

Banks & Thrifts - 2.4%
ABN AMRO Bank N.V. Amsterdam BRH. 4.31% (f)(h)	600,000	714,336
AMBB Capital (L) Ltd. 6.77% (f)(h)	200,000	202,874
Banque Federative du Credit Mutuel SA 4.471% (f)(h)	150,000	193,751
Barclays Bank PLC:
4.75% (f)(h)	400,000	420,144
4.875% (f)(h)	400,000	402,585
BNP Paribas SA 5.019% (f)(h)	50,000	64,533
Caisse Nationale des Caisses d' Epargne et de Prevoyance:
4.75% (f)(h)	150,000	159,719
6.117% (f)(h)	500,000	617,890
Credit Agricole SA 7.875% (f)(h)	400,000	582,650
Groupe BPCE SA 9% (f)(h)	600,000	899,616
Intesa Sanpaolo SpA:
0% (f)(h)	450,000	590,870
8.375% (f)(h)	500,000	686,023
Lloyds TSB Bank PLC 6.35% (f)(h)	150,000	174,102
Natixis SA 6.307% (f)(h)	150,000	181,794
OTP Bank PLC 5.875% (f)(h)	60,000	56,158
Royal Bank of Scotland Group PLC 7.0916% (f)(h)	100,000	125,338
Preferred Securities - continued
	Principal Amount (c)	Value
Banks & Thrifts - continued
Societe Generale:
4.196% (f)(h)	$ 473,000	$ 562,070
6.999% (f)(h)	200,000	267,004
7.756% (f)(h)	50,000	68,959
UBS Capital Securities Ltd. (Jersey) 8.836% (f)(h)	700,000	1,007,410
UniCredit International Bank Luxembourg SA 8.125% (f)(h)	100,000	141,115
Westpac Capital Trust III 5.819% (Reg. S) (f)(h)	200,000	204,703
		8,323,644
Diversified Financial Services - 0.3%
Citigroup, Inc. 5.95% (f)(h)	395,000	405,021
Fortis Hybrid Financing SA 5.125% (f)(h)	300,000	351,391
SNS REAAL NV 6.258% (f)(h)	50,000	29,466
UBS AG 4.28% (f)(h)	250,000	337,636
		1,123,514
Food/Beverage/Tobacco - 0.2%
Suedzucker International Finance BV 0% (f)(h)	350,000	497,038
Homebuilders/Real Estate - 0.1%
Wienerberger AG 6.5% (f)(h)	300,000	371,037
Insurance - 0.1%
Aviva PLC:
4.7291% (f)(h)	50,000	65,729
5.7% (f)(h)	200,000	271,056
		336,785
TOTAL PREFERRED SECURITIES (Cost $9,466,229)		10,652,018
Money Market Funds - 8.7%
	Shares
Fidelity Cash Central Fund, 0.16% (a) (Cost $30,118,889)	30,118,889	30,118,889
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $333,160,596)		350,919,619
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(6,359,432)
NET ASSETS - 100%		$ 344,560,187
Currency Abbreviations
CNY	-	Chinese yuan
EUR	-	European Monetary Unit
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $85,021,795 or 24.7% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i) Quantity represents share amount.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 20,617
Other Information

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 216,600	$ 216,600	$ -	$ -
Energy	406,750	-	406,750	-
Financials	2,732,830	2,045,100	687,730	-
Telecommunication Services	164,525	-	-	164,525
Utilities	1,081,200	1,081,200	-	-
Corporate Bonds	270,024,149	-	269,836,649	187,500
Government Obligations	10,986,153	-	10,986,153	-
Floating Rate Loans	24,536,505	-	24,536,505	-
Preferred Securities	10,652,018	-	10,652,018	-
Money Market Funds	30,118,889	30,118,889	-	-
Total Investments in Securities:	$ 350,919,619	$ 33,461,789	$ 317,105,805	$ 352,025
Income Tax Information

At January 31, 2013, the cost of investment securities for income tax purposes was $332,262,914. Net unrealized appreciation aggregated $18,656,705, of which $20,327,778 related to appreciated investment securities and $1,671,073 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans, foreign government and government agency obligations, and preferred securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Global
High Income Fund:
Class A
Class T
Class C
Institutional Class

January 31, 2013

Class A, Class T, Class C and
Institutional Class
are classes of Fidelity®
Global High Income Fund

1.926298.101

AGHI-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 78.4%
		Principal Amount (c)	Value
Convertible Bonds - 0.1%
Energy - 0.0%
Chesapeake Energy Corp. 2.75% 11/15/35		$ 50,000	$ 50,344
Homebuilders/Real Estate - 0.0%
Kaisa Group Holdings Ltd. 8% 12/20/15	CNY	1,000,000	178,089
Metals/Mining - 0.1%
Massey Energy Co. 3.25% 8/1/15		230,000	220,800
TOTAL CONVERTIBLE BONDS			449,233
Nonconvertible Bonds - 78.3%
Aerospace - 0.3%
Bombardier, Inc.:
4.25% 1/15/16 (e)		660,000	679,800
6.125% 1/15/23 (e)		185,000	187,313
GenCorp, Inc. 7.125% 3/15/21 (e)		55,000	56,925
			924,038
Air Transportation - 0.1%
BW Group Ltd. 6.625% 6/28/17 (Reg. S)		400,000	426,000
Continental Airlines, Inc. 6.125% 4/29/18 (e)		55,000	54,725
			480,725
Automotive - 7.1%
ArvinMeritor, Inc. 8.125% 9/15/15		285,000	297,825
Banque PSA Finance:
3.625% 9/17/13 (Reg. S)	EUR	500,000	685,757
8.375% 7/15/14	EUR	190,000	272,635
Conti-Gummi Finance BV:
6.5% 1/15/16 (Reg. S)	EUR	200,000	286,735
7.5% 9/15/17 (Reg. S)	EUR	400,000	576,544
8.5% 7/15/15 (Reg. S)	EUR	250,000	362,363
Continental Rubber of America Corp. 4.5% 9/15/19 (e)		150,000	152,250
Delphi Corp. 6.125% 5/15/21		800,000	880,000
Fiat Finance & Trade Ltd. SA:
6.375% 4/1/16	EUR	480,000	671,296
7.625% 9/15/14	EUR	50,000	71,811
7.75% 10/17/16	EUR	650,000	935,560
Fiat Industrial Finance Europe SA:
5.25% 3/11/15	EUR	520,000	736,964
6.25% 3/9/18	EUR	200,000	300,549
Ford Motor Co. 6.625% 10/1/28		5,000	5,777
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Automotive - continued
Ford Motor Credit Co. LLC:
2.375% 1/16/18		$ 5,000,000	$ 4,934,065
3.875% 1/15/15		4,490,000	4,666,327
4.25% 2/3/17		870,000	927,467
5.875% 8/2/21		765,000	869,476
General Motors Acceptance Corp. 8% 11/1/31		415,000	519,788
General Motors Financial Co., Inc.:
4.75% 8/15/17 (e)		1,095,000	1,144,275
6.75% 6/1/18		2,840,000	3,266,000
GT 2005 Bonds BV 8% 7/21/14 (h)		300,000	300,000
Lear Corp. 4.75% 1/15/23 (e)		200,000	198,500
Penske Automotive Group, Inc. 5.75% 10/1/22 (e)		225,000	232,313
PT Gadjah Tunggal Tbk:
7.75% 2/6/18 (e)(g)		200,000	199,000
7.75% 2/6/18 (Reg. S) (g)		200,000	199,000
Renault SA 4.375% 5/24/13	EUR	100,000	273,948
Schaeffler Finance BV 8.75% 2/15/19 (Reg. S)	EUR	400,000	613,720
			24,579,945
Banks & Thrifts - 6.1%
Access Finance BV 7.25% 7/25/17 (e)		200,000	214,000
Allied Irish Banks PLC 5.625% 11/12/14	EUR	300,000	413,450
Ally Financial, Inc.:
4.5% 2/11/14		230,000	234,600
4.625% 6/26/15		305,000	320,294
5.5% 2/15/17		600,000	645,000
7.5% 9/15/20		2,065,000	2,483,163
8% 3/15/20		185,000	226,856
8.3% 2/12/15		500,000	556,875
Banco Espirito Santo SA:
4.75% 1/15/18	EUR	500,000	671,497
5.875% 11/9/15	EUR	400,000	562,129
Bank of Ceylon 6.875% 5/3/17 (Reg. S)		200,000	207,500
Bank of East Asia Ltd. 8.5% (f)(h)		500,000	571,518
Bank of Ireland:
10% 7/30/16	EUR	200,000	278,686
10% 12/19/22	EUR	200,000	296,679
Bayerische Landesbank Girozentrale 4.5% 2/7/19 (h)	EUR	450,000	531,640
BDO Unibank, Inc. 4.5% 2/16/17		600,000	622,557
Caja Madrid SA:
4% 2/3/25	EUR	300,000	347,495
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Banks & Thrifts - continued
Caja Madrid SA: - continued
4.125% 3/24/36	EUR	50,000	$ 55,554
Canara Bank 6.365% 11/28/21 (h)		250,000	256,930
CBA Capital Trust II 6.024% (Reg. S) (f)(h)		350,000	362,153
Commerzbank AG 7.75% 3/16/21	EUR	200,000	289,211
Fortis Banque SA 4.625% (Reg. S) (f)(h)	EUR	450,000	556,019
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (e)		200,000	209,500
GMAC LLC:
6.75% 12/1/14		1,150,000	1,242,000
8% 12/31/18		30,000	35,325
8% 11/1/31		1,970,000	2,487,125
HBOS PLC:
4.5% 3/18/30 (h)	EUR	350,000	405,846
4.875% 3/20/15	EUR	200,000	279,724
ICICI Bank Ltd. 6.375% 4/30/22 (Reg. S) (h)		900,000	931,500
Industrial Senior Trust 5.5% 11/1/22 (e)		100,000	101,000
Kazkommerts International BV 6.875% 2/13/17	EUR	150,000	192,468
LBG Capital No. 1 PLC 6.439% 5/23/20	EUR	400,000	537,689
Mizuho Capital Investment (USD) 2 Ltd. 14.95% (Reg. S) (f)(h)		200,000	234,620
National Capital Trust II 5.486% (Reg. S) (h)		300,000	302,846
PKO Finance AB 4.63% 9/26/22 (e)		350,000	366,625
RBS Capital Trust C 4.243% (f)(h)	EUR	300,000	297,358
Resona Preferred Global Securities (Cayman) Ltd. 7.191% (Reg. S) (f)(h)		100,000	108,016
Rizal Commercial Banking Corp. 5.25% 1/31/17		250,000	263,565
RSHB Capital SA 5.298% 12/27/17 (e)		200,000	214,240
SBB Capital Corp. 6.62% (f)(h)		300,000	306,005
Scotiabank Peru SA 4.5% 12/13/27 (e)(h)		35,000	34,475
State Bank of India 6.439% (f)(h)		400,000	392,774
Trade & Development Bank of Mongolia LLC 8.5% 9/20/15		200,000	200,528
UniCredit SpA 6.95% 10/31/22 (Reg. S)	EUR	300,000	419,153
Woori Bank 6.208% 5/2/67 (Reg. S) (h)		600,000	645,000
			20,911,188
Broadcasting - 0.6%
AMC Networks, Inc.:
4.75% 12/15/22		100,000	100,000
7.75% 7/15/21		5,000	5,713
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Broadcasting - continued
Central European Media Enterprises Ltd. 11.625% 9/15/16 (Reg. S)	EUR	300,000	$ 427,707
Clear Channel Communications, Inc. 5.5% 9/15/14		500,000	480,000
EN Germany Holdings BV 10.75% 11/15/15 (Reg. S)	EUR	300,000	378,623
Mood Media Corp. 9.25% 10/15/20 (e)		190,000	204,725
Polish Television Holding BV 11.25% 5/15/17 (d)	EUR	410,000	595,667
			2,192,435
Building Materials - 2.1%
Associated Materials LLC 9.125% 11/1/17		65,000	66,625
BC Mountain LLC/BC Mountain Finance, Inc. 7% 2/1/21 (e)		60,000	61,950
CEMEX Finance LLC:
9.375% 10/12/22 (e)		400,000	451,000
9.625% 12/14/17 (Reg. S)	EUR	260,000	384,094
CEMEX SA de CV 5.311% 9/30/15 (e)(h)		345,000	350,175
China Liansu Group Holdings Ltd. 7.875% 5/13/16 (Reg. S)		400,000	412,000
China Shanshui Cement Group Ltd.:
8.5% 5/25/16 (Reg. S)		600,000	630,000
10.5% 4/27/17 (Reg. S)		200,000	225,000
Gibraltar Industries, Inc. 6.25% 2/1/21 (e)		30,000	30,975
HD Supply, Inc.:
8.125% 4/15/19 (e)		330,000	374,550
10.5% 1/15/21 (e)		120,000	122,700
HeidelbergCement Finance AG:
7.5% 10/31/14	EUR	326,000	479,382
8% 1/31/17	EUR	250,000	391,386
8.5% 10/31/19	EUR	300,000	494,918
HeidelbergCement Finance BV 9.5% 12/15/18 (Reg. S)	EUR	100,000	168,367
Isabelle Acquisition Sub, Inc. 10% 11/15/18 pay-in-kind (e)(h)		40,000	43,700
Lafarge SA:
5.375% 6/26/17	EUR	650,000	939,937
8.875% 11/24/16	EUR	350,000	565,524
Nortek, Inc. 8.5% 4/15/21 (e)		120,000	135,600
Ply Gem Industries, Inc. 8.25% 2/15/18		423,000	460,013
USG Corp.:
6.3% 11/15/16		20,000	21,050
7.875% 3/30/20 (e)		105,000	119,700
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Building Materials - continued
USG Corp.: - continued
9.75% 1/15/18		$ 135,000	$ 157,950
West China Cement Ltd. 7.5% 1/25/16		200,000	194,500
			7,281,096
Cable TV - 3.4%
Cablevision Systems Corp. 5.875% 9/15/22		375,000	369,863
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		975,000	961,594
6.5% 4/30/21		450,000	481,500
6.625% 1/31/22		240,000	261,600
7.375% 6/1/20		95,000	105,688
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (e)		45,000	46,800
CET 21 spol. s r.o. 9% 11/1/17 (Reg. S)	EUR	200,000	294,643
Cyfrowy Polsat Finance AB 7.125% 5/20/18 (Reg. S)	EUR	100,000	145,964
DISH DBS Corp.:
5% 3/15/23 (e)		1,765,000	1,738,525
5.875% 7/15/22		325,000	344,500
EchoStar Communications Corp. 7% 10/1/13		1,000,000	1,036,200
Kabel Deutschland GmbH 6.5% 7/31/17 (Reg. S)	EUR	200,000	289,211
Kabel Deutschland Vertrieb und Service GmbH 6.5% 6/29/18 (Reg. S)	EUR	740,000	1,060,034
Nara Cable Funding Ltd. 8.875% 12/1/18 (Reg. S)	EUR	300,000	417,727
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
0% 12/1/17 (Reg. S)	EUR	250,993	367,211
5.125% 1/21/23 (Reg. S)	EUR	250,000	330,964
5.5% 9/15/22 (Reg. S)	EUR	600,000	816,717
5.5% 1/15/23 (e)		200,000	206,500
7.5% 3/15/19 (Reg. S)	EUR	400,000	592,055
9.5% 3/15/21 (Reg. S)	EUR	200,000	310,624
9.625% 12/1/19 (Reg S.)	EUR	100,000	149,881
UPC Holding BV:
8% 11/1/16 (Reg. S)	EUR	50,000	69,723
9.75% 4/15/18 (Reg. S)	EUR	389,000	557,446
UPCB Finance III Ltd. 6.625% 7/1/20 (e)		270,000	288,225
UPCB Finance V Ltd. 7.25% 11/15/21 (e)		150,000	166,125
UPCB Finance VI Ltd. 6.875% 1/15/22 (e)		150,000	163,875
			11,573,195
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Capital Goods - 0.8%
Anixter International, Inc. 5.625% 5/1/19		$ 80,000	$ 84,800
Fosun International Ltd. 7.5% 5/12/16 (Reg. S)		200,000	205,000
Franz Haniel & Compagnie GmbH 6.25% 2/8/18	EUR	500,000	761,208
ISS Holdings A/S 8.875% 5/15/16 (Reg. S)	EUR	150,000	209,780
Norcell Sweden Holding 2 AB 10.75% 9/29/19 (Reg. S)	EUR	100,000	146,982
Wendel SA:
4.375% 8/9/17	EUR	250,000	347,936
4.875% 11/4/14	EUR	150,000	211,919
5.875% 9/17/19	EUR	100,000	145,285
Zoomlion HK SPV Co. Ltd.:
6.125% 12/20/22 (Reg. S)		400,000	399,000
6.875% 4/5/17 (Reg. S)		200,000	212,819
			2,724,729
Chemicals - 1.6%
Axiall Corp. 4.875% 5/15/23 (e)(g)		65,000	65,406
Brenntag Finance BV 5.5% 7/19/18 (Reg. S)	EUR	150,000	228,051
Eagle Spinco, Inc. 4.625% 2/15/21 (e)		110,000	110,550
Hexion US Finance Corp. 6.625% 4/15/20 (e)		475,000	467,875
INEOS Group Holdings PLC:
7.875% 2/15/16	EUR	710,000	966,448
8.5% 2/15/16 (e)		370,000	372,775
Kerling PLC 10.625% 2/1/17 (Reg. S)	EUR	100,000	132,046
Kinove German Bondco GmbH:
9.625% 6/15/18 (e)		357,000	389,130
10% 6/15/18 (Reg. S)	EUR	90,000	135,339
LyondellBasell Industries NV 6% 11/15/21		200,000	235,760
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20		415,000	427,450
Orion Engineered Carbons Finance & Co. SCA 9.25% 8/1/19 pay-in-kind (e)(h)		200,000	199,000
OXEA Finance & CY S.C.A. 9.625% 7/15/17	EUR	301,796	444,610
Rockwood Specialties Group, Inc. 4.625% 10/15/20		300,000	307,500
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (e)		885,000	875,044
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV:
5.75% 2/1/21 (Reg. S) (g)	EUR	100,000	134,422
7.375% 5/1/21 (e)(g)		150,000	153,375
			5,644,781
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Consumer Products - 0.4%
Alphabet Holding Co., Inc. 7.75% 11/1/17 pay-in-kind (e)		$ 190,000	$ 197,600
Dispensing Dynamics International 12.5% 1/1/18 (e)		660,000	650,100
Prestige Brands, Inc. 8.125% 2/1/20		25,000	28,000
Reddy Ice Corp. 11.25% 3/15/15		100,000	104,000
Revlon Consumer Products Corp. 9.75% 11/15/15		150,000	158,250
Spectrum Brands Escrow Corp.:
6.375% 11/15/20 (e)		45,000	47,588
6.625% 11/15/22 (e)		55,000	59,125
			1,244,663
Containers - 3.0%
ARD Finance SA:
11.125% 6/1/18 pay-in-kind	EUR	418,080	594,568
11.125% 6/1/18 pay-in-kind (e)		236,160	252,691
Ardagh Glass Finance PLC 7.125% 6/15/17 (Reg. S)	EUR	350,000	482,358
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (e)		700,000	770,000
7.375% 10/15/17 (Reg. S)	EUR	100,000	145,285
9.125% 10/15/20 (e)		1,215,000	1,336,500
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc.:
7.375% 10/15/17 (e)		200,000	220,000
7.375% 10/15/17 (Reg. S)	EUR	100,000	145,285
9.125% 10/15/20 (e)		460,000	503,700
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.:
4.875% 11/15/22 (e)		200,000	200,000
7% 11/15/20 (e)		200,000	202,500
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (e)		65,000	69,875
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23 (e)		1,455,000	1,427,719
Crown European Holdings SA 7.125% 8/15/18 (Reg. S)	EUR	400,000	581,138
OI European Group BV 6.75% 9/15/20 (Reg. S)	EUR	200,000	306,184
Rexam PLC 6.75% 6/29/67 (h)	EUR	325,000	462,070
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		1,155,000	1,186,763
6.875% 2/15/21		500,000	536,250
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Containers - continued
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA: - continued
7.875% 8/15/19		$ 250,000	$ 275,000
8.25% 2/15/21		250,000	261,875
Sealed Air Corp. 6.5% 12/1/20 (e)		145,000	160,225
Tekni-Plex, Inc. 9.75% 6/1/19 (e)		135,000	149,175
			10,269,161
Diversified Financial Services - 8.4%
Beverage Packaging Holdings (Luxembourg) SA 8% 12/15/16 (Reg. S)	EUR	400,000	543,120
BOATS Investments (Netherlands) BV 11% 3/31/17 pay-in-kind	EUR	236,042	185,453
Boparan Holdings Ltd. 9.75% 4/30/18 (Reg. S)	EUR	300,000	453,573
CIT Group, Inc.:
4.25% 8/15/17		340,000	351,900
4.75% 2/15/15 (e)		1,095,000	1,149,750
5% 8/15/22		270,000	285,153
5.25% 3/15/18		365,000	390,550
5.375% 5/15/20		330,000	358,050
5.5% 2/15/19 (e)		575,000	615,250
Citigroup, Inc. 5.9% (f)(h)		770,000	772,888
Eileme 2 AB:
11.625% 1/31/20 (e)		220,000	259,600
11.75% 1/31/20 (Reg. S)	EUR	200,000	315,010
Eksportfinans A/S 4.75% 6/11/13	EUR	100,000	136,459
GMAC International Finance BV 7.5% 4/21/15	EUR	350,000	519,308
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8% 1/15/18		850,000	910,563
International Lease Finance Corp.:
4.875% 4/1/15		180,000	187,875
5.625% 9/20/13		766,000	784,193
5.75% 5/15/16		120,000	129,097
5.875% 5/1/13		1,580,000	1,590,270
6.25% 5/15/19		640,000	707,200
8.25% 12/15/20		4,545,000	5,567,583
8.625% 9/15/15		975,000	1,106,625
8.625% 1/15/22		2,030,000	2,578,100
International Personal Finance PLC 11.5% 8/6/15	EUR	360,000	558,561
JGSH Philippines Ltd. 4.375% 1/23/23 (Reg. S)		200,000	199,930
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Diversified Financial Services - continued
Numericable Finance & Co. SCA:
8.07% 10/15/18 (Reg. S) (h)	EUR	100,000	$ 138,156
12.375% 2/15/19 (Reg. S)	EUR	100,000	156,486
Qtel International Finance Ltd. 5% 10/19/25 (e)		200,000	221,700
SLM Corp.:
3.875% 9/10/15		3,000,000	3,121,110
5.5% 1/25/23		655,000	652,357
8% 3/25/20		145,000	167,838
8.45% 6/15/18		30,000	35,741
Studio City Finance Ltd.:
8.5% 12/1/20 (e)		760,000	836,000
8.5% 12/1/20 (Reg. S)		750,000	825,000
TMD Friction Finance SA 10.75% 5/15/17	EUR	125,000	186,698
TMF Group Holding BV 9.875% 12/1/19 (Reg. S)	EUR	100,000	137,817
UPCB Finance Ltd.:
6.375% 7/1/20 (Reg. S)	EUR	500,000	714,542
7.625% 1/15/20 (Reg. S)	EUR	250,000	364,909
Verisure Holding AB:
8.75% 9/1/18 (Reg. S)	EUR	300,000	437,891
8.75% 12/1/18 (Reg. S)	EUR	300,000	413,450
			29,065,756
Diversified Media - 1.2%
Block Communications, Inc. 7.25% 2/1/20 (e)		660,000	709,500
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22 (e)		100,000	105,500
6.5% 11/15/22 (e)		275,000	292,875
7.625% 3/15/20		65,000	67,275
7.625% 3/15/20		465,000	485,925
Lamar Media Corp. 5.875% 2/1/22		55,000	60,500
National CineMedia LLC:
6% 4/15/22		300,000	320,250
7.875% 7/15/21		35,000	38,892
Nielsen Finance LLC/Nielsen Finance Co. 4.5% 10/1/20 (e)		1,855,000	1,827,175
WMG Acquisition Corp.:
6% 1/15/21 (e)		65,000	69,063
6.25% 1/15/21 (Reg. S)	EUR	100,000	136,798
			4,113,753
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Electric Utilities - 5.7%
Atlantic Power Corp. 9% 11/15/18		$ 395,000	$ 419,688
Calpine Construction Finance Co. LP 8% 6/1/16 (e)		500,000	528,750
Calpine Corp. 7.875% 1/15/23 (e)		629,000	693,473
China Resources Power East Foundation Co. Ltd. 7.25% (f)(h)		700,000	716,885
Duquesne Light Holdings, Inc. 5.9% 12/1/21 (e)		37,000	43,129
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
6.875% 8/15/17 (e)		60,000	64,500
10% 12/1/20		390,000	448,500
10% 12/1/20 (e)		2,290,000	2,622,050
11.75% 3/1/22 (e)		2,490,000	2,835,488
GenOn Energy, Inc.:
9.5% 10/15/18		55,000	65,313
9.875% 10/15/20		385,000	442,750
Hrvatska Elektroprivreda 6% 11/9/17 (e)		200,000	213,250
InterGen NV:
8.5% 6/30/17 (Reg. S)	EUR	150,000	186,358
9% 6/30/17 (e)		1,160,000	1,078,800
Listrindo Capital BV 6.95% 2/21/19 (Reg. S)		400,000	446,085
Majapahit Holding BV:
7.75% 1/20/20 (Reg. S)		200,000	249,000
8% 8/7/19 (Reg. S)		100,000	126,000
Mirant Americas Generation LLC 9.125% 5/1/31		185,000	205,350
NRG Energy, Inc. 6.625% 3/15/23 (e)		405,000	433,350
NSG Holdings II, LLC 7.75% 12/15/25 (e)		375,000	390,000
NV Energy, Inc. 6.25% 11/15/20		1,000,000	1,190,646
Perusahaan Listrik Negara PT 5.5% 11/22/21 (Reg. S)		200,000	223,000
Puget Energy, Inc.:
5.625% 7/15/22		120,000	129,561
6% 9/1/21		1,045,000	1,173,598
RRI Energy, Inc. 7.625% 6/15/14		540,000	577,800
Star Energy Geothermal Wayang Windu Ltd. 11.5% 2/12/15 (Reg. S)		400,000	424,000
Techem Energy Metering Service GmbH & Co. KG 7.875% 10/1/20 (Reg. S)	EUR	100,000	145,624
Techem GmbH 6.125% 10/1/19 (Reg. S)	EUR	300,000	431,780
The AES Corp.:
7.375% 7/1/21		35,000	39,025
8% 10/15/17		300,000	346,500
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Electric Utilities - continued
TXU Corp.:
5.55% 11/15/14		$ 1,361,000	$ 1,272,535
6.5% 11/15/24		610,000	416,325
6.55% 11/15/34		1,015,000	662,288
Viridian Group FundCo II 11.125% 4/1/17 (Reg. S)	EUR	200,000	283,101
			19,524,502
Energy - 7.3%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23		230,000	230,000
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20		85,000	91,800
7% 5/20/22		180,000	196,650
Antero Resources Finance Corp. 6% 12/1/20 (e)		585,000	599,625
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.:
5.875% 8/1/23 (e)(g)		205,000	205,000
8.75% 6/15/18		979,000	1,047,530
Chesapeake Energy Corp. 6.775% 3/15/19		310,000	312,325
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21		500,000	528,750
6.125% 7/15/22		170,000	180,625
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (e)		65,000	64,350
Clayton Williams Energy, Inc. 7.75% 4/1/19		390,000	386,100
Continental Resources, Inc. 8.25% 10/1/19		300,000	337,500
Crestwood Midstream Partners LP/Finance Corp. 7.75% 4/1/19 (e)		150,000	156,000
Denbury Resources, Inc. 4.625% 7/15/23 (g)		810,000	793,800
Drill Rigs Holdings, Inc. 6.5% 10/1/17 (e)		115,000	114,425
Edgen Murray Corp. 8.75% 11/1/20 (e)		150,000	153,750
EDP Finance BV:
4.75% 9/26/16	EUR	350,000	485,746
5.75% 9/21/17	EUR	200,000	287,854
Energy Transfer Equity LP 7.5% 10/15/20		30,000	34,575
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22		110,000	118,250
EPE Holdings LLC/EP Energy Bond Co., Inc. 8.125% 12/15/17 pay-in-kind (e)(h)		195,000	196,463
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19		180,000	195,300
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Energy - continued
Everest Acquisition LLC/Everest Acquisition Finance, Inc.: - continued
9.375% 5/1/20		$ 565,000	$ 631,388
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp. 8.625% 6/15/20		730,000	733,650
Forest Oil Corp.:
7.25% 6/15/19		215,000	215,000
7.5% 9/15/20 (e)		130,000	138,450
Gulfmark Offshore, Inc. 6.375% 3/15/22 (e)		340,000	350,200
Halcon Resources Corp. 8.875% 5/15/21 (e)		135,000	143,775
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (e)		80,000	86,600
Indo Energy Finance II BV 6.375% 1/24/23 (e)		200,000	204,750
Indo Integrated Energy II BV 9.75% 11/5/16 (Reg. S)		200,000	218,500
Israel Electric Corp. Ltd. 6.7% 2/10/17 (e)		200,000	220,000
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (e)		275,000	326,233
7% 5/5/20 (e)		100,000	121,630
9.125% 7/2/18 (e)		100,000	129,130
Kodiak Oil & Gas Corp.:
5.5% 1/15/21 (e)		80,000	80,800
8.125% 12/1/19		285,000	319,200
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (e)		435,000	433,913
6.5% 5/15/19		335,000	338,350
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
4.5% 7/15/23		1,160,000	1,154,200
5.5% 2/15/23		75,000	79,125
6.25% 6/15/22		105,000	113,400
MIE Holdings Corp. 9.75% 5/12/16		400,000	432,000
Offshore Group Investment Ltd.:
7.5% 11/1/19 (e)		1,510,000	1,543,975
11.5% 8/1/15		630,000	685,125
Oil States International, Inc. 6.5% 6/1/19		30,000	32,025
Pacific Drilling V Ltd. 7.25% 12/1/17 (e)		380,000	395,200
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (e)		150,000	176,250
Petrohawk Energy Corp. 6.25% 6/1/19		500,000	569,000
Petroleos de Venezuela SA:
4.9% 10/28/14		650,000	619,125
5.5% 4/12/37		750,000	521,250
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Energy - continued
Petroleos de Venezuela SA: - continued
8.5% 11/2/17 (e)		$ 895,000	$ 877,100
12.75% 2/17/22 (e)		1,200,000	1,365,000
Petroleos Mexicanos 6.625% (e)(f)		200,000	211,200
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (e)		150,000	199,500
Plains Exploration & Production Co. 6.75% 2/1/22		185,000	208,125
Precision Drilling Corp. 6.5% 12/15/21		10,000	10,725
PT Pertamina Persero 5.25% 5/23/21 (Reg. S)		200,000	220,000
QR Energy LP/QRE Finance Corp. 9.25% 8/1/20		135,000	142,425
Range Resources Corp. 5.75% 6/1/21		250,000	265,000
Regency Energy Partners LP/Regency Energy Finance Corp. 5.5% 4/15/23		195,000	205,725
Rockies Express Pipeline LLC 6% 1/15/19 (e)		365,000	357,700
Sabine Pass Liquefaction LLC 5.625% 2/1/21 (e)		660,000	665,775
Santos Finance Ltd. 8.25% 9/22/70 (h)	EUR	350,000	503,744
Suburban Propane Partners LP/Suburban Energy Finance Corp.:
7.375% 8/1/21		287,000	312,830
7.5% 10/1/18		245,000	264,600
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22		80,000	87,600
Tesoro Corp.:
4.25% 10/1/17		100,000	103,625
5.375% 10/1/22		110,000	114,400
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.875% 10/1/20 (e)		35,000	36,488
Unit Corp. 6.625% 5/15/21		650,000	674,375
WPX Energy, Inc.:
5.25% 1/15/17		55,000	57,888
6% 1/15/22		85,000	91,375
Zhaikmunai International BV 7.125% 11/13/19 (e)		475,000	509,438
			25,213,300
Entertainment/Film - 0.0%
Cinemark USA, Inc.:
5.125% 12/15/22 (e)		50,000	50,625
7.375% 6/15/21		15,000	16,613
Regal Entertainment Group 5.75% 2/1/25		55,000	54,863
			122,101
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Environmental - 0.3%
Clean Harbors, Inc.:
5.125% 6/1/21 (e)		$ 100,000	$ 103,000
5.25% 8/1/20		110,000	114,950
Covanta Holding Corp. 6.375% 10/1/22		145,000	158,247
Tervita Corp. 9.75% 11/1/19 (e)		355,000	347,900
Zinc Capital SA 8.875% 5/15/18 (Reg. S)	EUR	200,000	289,890
			1,013,987
Food & Drug Retail - 1.3%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (e)		135,000	146,475
ESAL GmbH 6.25% 2/5/23 (e)		950,000	922,640
FPC Finance Ltd. 6% 6/28/19		200,000	219,073
Petco Holdings, Inc. 8.5% 10/15/17 pay-in-kind (e)		80,000	82,400
Rite Aid Corp.:
7.5% 3/1/17		1,000,000	1,025,000
7.7% 2/15/27		20,000	18,750
8% 8/15/20		750,000	855,000
9.25% 3/15/20		155,000	171,275
10.375% 7/15/16		870,000	920,025
Tops Markets LLC 8.875% 12/15/17 (e)		95,000	102,125
			4,462,763
Food/Beverage/Tobacco - 0.7%
Agrokor d.d.:
8.875% 2/1/20 (e)		200,000	224,750
9.125% 2/1/20 (Reg. S)	EUR	300,000	456,730
9.875% 5/1/19 (Reg. S)	EUR	100,000	152,963
Constellation Brands, Inc. 4.625% 3/1/23		85,000	86,275
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc. 9.875% 2/1/20 (e)		100,000	108,500
Fresenius Finance BV 2.875% 7/15/20 (Reg. S)	EUR	300,000	403,776
Michael Foods Holding, Inc. 8.5% 7/15/18 pay-in-kind (e)(h)		60,000	61,950
Post Holdings, Inc. 7.375% 2/15/22		170,000	188,700
Tereos Europe 6.375% 4/15/14 (Reg. S)	EUR	450,000	632,395
			2,316,039
Gaming - 0.9%
American Casino & Entertainment Properties LLC 11% 6/15/14		142,000	144,840
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp. 8.375% 2/15/18 (e)		40,000	41,400
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Gaming - continued
Caesars Entertainment Operating Co., Inc. 8.5% 2/15/20		$ 495,000	$ 497,475
Chester Downs & Marina LLC 9.25% 2/1/20 (e)		45,000	43,763
Graton Economic Development Authority 9.625% 9/1/19 (e)		135,000	149,850
MCE Finance Ltd.:
5% 2/15/21 (e)		230,000	230,000
10.25% 5/15/18		300,000	348,000
MGM Mirage, Inc.:
5.875% 2/27/14		300,000	312,390
6.625% 12/15/21		150,000	154,500
8.625% 2/1/19		315,000	358,313
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind		1,126	1,182
Pinnacle Entertainment, Inc. 7.75% 4/1/22		50,000	53,500
Station Casinos LLC 3.66% 6/18/18 (d)		715,000	636,350
			2,971,563
Healthcare - 4.7%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19		195,000	209,138
Community Health Systems, Inc.:
5.125% 8/15/18		160,000	168,400
7.125% 7/15/20		160,000	172,800
8% 11/15/19		210,000	231,525
DaVita, Inc.:
5.75% 8/15/22		155,000	162,750
6.625% 11/1/20		300,000	327,750
Emergency Medical Services Corp. 8.125% 6/1/19		45,000	49,275
FMC Finance VII SA 5.25% 2/15/21	EUR	290,000	435,973
FMC Finance VIII SA 5.25% 7/31/19 (Reg S.)	EUR	300,000	452,376
Fresenius Medical Care US Finance II, Inc.:
5.625% 7/31/19 (e)		445,000	482,825
5.875% 1/31/22 (e)		625,000	682,813
6.5% 9/15/18 (e)		20,000	22,674
Fresenius US Finance II, Inc. 8.75% 7/15/15 (Reg. S)	EUR	100,000	157,233
HCA Holdings, Inc.:
6.25% 2/15/21		195,000	203,775
7.75% 5/15/21		950,000	1,040,250
HCA, Inc.:
4.75% 5/1/23		1,290,000	1,298,063
5.875% 3/15/22		620,000	674,250
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Healthcare - continued
HCA, Inc.: - continued
5.875% 5/1/23		$ 340,000	$ 353,600
6.5% 2/15/20		895,000	998,999
7.25% 9/15/20		1,000,000	1,110,000
7.5% 2/15/22		180,000	207,450
8.5% 4/15/19		1,000,000	1,107,500
HealthSouth Corp.:
5.75% 11/1/24		100,000	101,000
7.75% 9/15/22		270,000	295,650
IMS Health, Inc. 6% 11/1/20 (e)		95,000	99,038
Kindred Healthcare, Inc. 8.25% 6/1/19		15,000	14,775
Labco S.A.S. 8.5% 1/15/18 (Reg. S)	EUR	300,000	428,725
Legend Acquisition Sub, Inc. 10.75% 8/15/20 (e)		375,000	330,000
Omega Healthcare Investors, Inc.:
5.875% 3/15/24		360,000	381,600
6.75% 10/15/22		250,000	273,125
7.5% 2/15/20		300,000	329,250
Radiation Therapy Services, Inc. 8.875% 1/15/17		440,000	435,600
Rottapharm Ltd. 6.125% 11/15/19 (Reg. S)	EUR	300,000	422,177
Rural/Metro Corp. 10.125% 7/15/19 (e)		110,000	110,275
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		110,000	117,700
Sky Growth Acquisition Corp. 7.375% 10/15/20 (e)		60,000	61,200
Teleflex, Inc. 6.875% 6/1/19		40,000	43,500
Tenet Healthcare Corp.:
4.5% 4/1/21 (e)(g)		180,000	176,850
4.75% 6/1/20 (e)		135,000	135,675
6.25% 11/1/18		85,000	93,288
6.75% 2/1/20		145,000	151,525
9.25% 2/1/15		300,000	339,750
Valeant Pharmaceuticals International:
6.375% 10/15/20 (e)		190,000	196,175
6.75% 8/15/21 (e)		185,000	193,788
7% 10/1/20 (e)		90,000	95,400
7.25% 7/15/22 (e)		25,000	26,875
VPI Escrow Corp. 6.375% 10/15/20 (e)		340,000	351,458
VWR Funding, Inc. 7.25% 9/15/17 (e)		340,000	359,975
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (e)		30,000	30,225
			16,144,018
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Homebuilders/Real Estate - 4.1%
Agile Property Holdings Ltd.:
8.875% 4/28/17 (Reg. S)		$ 300,000	$ 315,000
9.875% 3/20/17 (Reg. S)		200,000	222,500
10% 11/14/16 (Reg. S)		400,000	431,520
Beazer Homes USA, Inc. 7.25% 2/1/23 (e)		140,000	141,050
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (e)		85,000	89,675
Central China Real Estate Ltd. 12.25% 10/20/15 (Reg. S)		100,000	109,250
China SCE Property Holdings Ltd. 11.5% 11/14/17 (Reg. S)		200,000	210,928
China South City Holdings Ltd. 13.5% 1/14/16 (Reg. S)		200,000	208,296
Country Garden Holdings Co. Ltd.:
7.5% 1/10/23 (Reg. S)		300,000	307,125
11.25% 4/22/17 (Reg. S)		500,000	556,250
11.75% 9/10/14		200,000	221,000
Evergrande Real Estate Group Ltd. 13% 1/27/15 (Reg. S)		700,000	750,750
Fantasia Holdings Group Co. Ltd. 13.75% 9/27/17		400,000	442,983
Franshion Development Ltd. 6.75% 4/15/21 (Reg S.)		200,000	214,700
Franshion Investment Ltd. 4.7% 10/26/17 (Reg. S)		600,000	597,445
Gemdale International Investment Ltd. 7.125% 11/16/17 (Reg. S)		200,000	203,205
Glorious Property Holdings Ltd. 13% 10/25/15		200,000	204,382
Hopson Development Holdings Ltd. 11.75% 1/21/16		200,000	208,530
Kaisa Group Holdings Ltd.:
10.25% 1/8/20 (Reg. S)		200,000	203,626
12.875% 9/18/17		200,000	225,058
13.5% 4/28/15		300,000	324,000
KWG Property Holding Ltd.:
8.625% 2/5/20 (Reg. S)		400,000	395,020
12.5% 8/18/17 (Reg. S)		400,000	444,097
12.75% 3/30/16 (Reg. S)		200,000	221,509
Longfor Properties Co. Ltd.:
6.875% 10/18/19		400,000	413,335
9.5% 4/7/16 (Reg. S)		400,000	433,000
M.D.C. Holdings, Inc. 6% 1/15/43		1,160,000	1,148,400
Neo-China Group (Holdings) Ltd. 9.75% 7/23/14 unit (Reg. S)		200,000	213,503
Obrascon Huarte Lain SA 7.625% 3/15/20 (Reg. S)	EUR	300,000	427,707
Odebrecht Finance Ltd. 7.5% (e)(f)		300,000	323,250
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Homebuilders/Real Estate - continued
Realogy Corp. 9% 1/15/20 (e)		$ 125,000	$ 145,625
Renhe Commercial Holdings Co. Ltd.:
11.75% 5/18/15 (Reg. S)		200,000	160,833
13% 3/10/16 (Reg. S)		100,000	79,500
Ryland Group, Inc. 5.375% 10/1/22		55,000	56,100
Shimao Property Holdings Ltd.:
6.625% 1/14/20 (Reg. S)		300,000	293,836
8% 12/1/16 (Reg. S)		100,000	102,750
9.65% 8/3/17		300,000	323,235
11% 3/8/18		300,000	336,995
Sigma Capital Pte. Ltd. 9% 4/30/15		200,000	210,706
SOHO China Ltd.:
5.75% 11/7/17 (Reg. S)		200,000	196,576
7.125% 11/7/22 (Reg. S)		400,000	392,996
Sunac China Holdings Ltd. 12.5% 10/16/17 (Reg. S)		200,000	222,885
Theta Capital Pte Ltd.:
6.125% 11/14/20 (Reg. S)		200,000	206,380
7% 5/16/19		200,000	212,752
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23 (e)		90,000	91,800
William Lyon Homes, Inc. 8.5% 11/15/20 (e)		100,000	107,750
Yanlord Land Group Ltd. 9.5% 5/4/17 (Reg. S)		400,000	417,000
Yuzhou Properties Co.:
11.75% 10/25/17 (Reg. S)		200,000	216,667
13.5% 12/15/15 (Reg. S)		100,000	109,765
			14,091,245
Hotels - 0.1%
Choice Hotels International, Inc. 5.75% 7/1/22		45,000	49,838
Host Hotels & Resorts LP:
4.75% 3/1/23		160,000	167,600
5.875% 6/15/19		10,000	10,875
6% 10/1/21		60,000	68,625
			296,938
Insurance - 0.2%
A-S Co.-Issuer Subsidiary, Inc./A-S Merger Sub LLC 7.875% 12/15/20 (e)		80,000	80,200
Assicurazioni Generali SpA 10.125% 7/10/42 (h)	EUR	200,000	319,083
MAPFRE SA 5.921% 7/24/37 (h)	EUR	150,000	173,120
			572,403
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Leisure - 0.8%
Equinox Holdings, Inc. 9.5% 2/1/16 (e)		$ 500,000	$ 523,750
FGI Operating Co. LLC/FGI Finance, Inc. 7.875% 5/1/20 (e)		70,000	71,925
Lottomatica SpA 8.25% 3/31/66 (Reg. S) (h)	EUR	400,000	558,056
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22		85,000	90,100
5.625% 1/27/14	EUR	250,000	349,634
Speedway Motorsports, Inc. 6.75% 2/1/19 (e)		1,160,000	1,229,600
			2,823,065
Metals/Mining - 2.3%
Alpha Natural Resources, Inc.:
6% 6/1/19		60,000	53,850
6.25% 6/1/21		35,000	31,063
American Rock Salt Co. LLC/American Rock Capital Corp. 8.25% 5/1/18 (e)		235,000	212,675
ArcelorMittal SA 4.625% 11/17/17	EUR	500,000	722,180
Berau Capital Resources Pte Ltd. 12.5% 7/8/15 (Reg. S)		300,000	322,500
Berau Coal Energy Tbk PT 7.25% 3/13/17 (Reg. S)		400,000	394,000
Bumi Capital Pte. Ltd. 12% 11/10/16 (Reg. S)		100,000	92,250
Bumi Investment Pte Ltd. 10.75% 10/6/17 (Reg. S)		300,000	255,000
CITIC Resources Finance (2007) Ltd. 6.75% 5/15/14 (Reg. S)		200,000	208,500
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (e)		200,000	204,500
6.875% 2/1/18 (e)		60,000	62,250
6.875% 4/1/22 (e)		200,000	207,000
7% 11/1/15 (e)		225,000	234,563
8.25% 11/1/19 (e)		605,000	647,350
Hidili Industry International Development Ltd. 8.625% 11/4/15 (Reg. S)		100,000	75,250
Indo Energy Finance BV 7% 5/7/18 (Reg. S)		200,000	213,500
Inmet Mining Corp. 7.5% 6/1/21 (e)		100,000	107,750
Mongolian Mining Corp. 8.875% 3/29/17 (Reg. S)		400,000	410,000
New Gold, Inc.:
6.25% 11/15/22 (e)		80,000	84,600
7% 4/15/20 (e)		40,000	43,000
Novelis, Inc. 8.75% 12/15/20		400,000	451,000
Penn Virginia Resource Partners LP/Penn Virginia Finance Corp. 8.375% 6/1/20 (e)		120,000	128,700
Prince Mineral Holding Corp. 11.5% 12/15/19 (e)		55,000	59,400
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Metals/Mining - continued
PT Adaro Indonesia 7.625% 10/22/19 (Reg. S)		$ 500,000	$ 550,000
Rain CII Carbon LLC/CII Carbon Corp. 8.25% 1/15/21 (e)		200,000	209,500
Vedanta Resources PLC:
6.75% 6/7/16 (e)		200,000	209,400
6.75% 6/7/16 (Reg. S)		200,000	209,400
8.25% 6/7/21 (e)		200,000	230,000
8.75% 1/15/14 (Reg. S)		400,000	417,832
9.5% 7/18/18 (Reg. S)		500,000	591,250
Winsway Coking Coal Holding Ltd. 8.5% 4/8/16 (Reg. S)		200,000	160,000
			7,798,263
Paper - 0.5%
Boise Cascade LLC/Boise Cascade Finance Corp. 6.375% 11/1/20 (e)		45,000	46,350
Clearwater Paper Corp. 4.5% 2/1/23 (e)		215,000	212,850
Lecta SA 8.875% 5/15/19 (Reg. S)	EUR	100,000	137,138
Norske Skogindustrier ASA 7% 6/26/17	EUR	100,000	94,707
Smurfit Kappa Acquisitions:
5.125% 9/15/18 (Reg. S)	EUR	100,000	141,551
7.25% 11/15/17 (Reg. S)	EUR	160,000	229,848
7.75% 11/15/19 (Reg. S)	EUR	120,000	178,415
Verso Paper Holdings LLC/Verso Paper, Inc.:
11.75% 1/15/19		545,000	574,975
11.75% 1/15/19		184,000	132,480
			1,748,314
Publishing/Printing - 0.0%
Seat Pagine Gialle SpA:
10.5% 1/31/17	EUR	2,500	1,222
10.5% 1/31/17 (Reg. S)	EUR	50,000	24,440
Sheridan Group, Inc. 12.5% 4/15/14		97,262	82,673
			108,335
Railroad - 0.2%
Refer-Rede Ferroviaria Nacional SA:
4% 3/16/15	EUR	200,000	255,546
4.25% 12/13/21	EUR	400,000	426,404
			681,950
Restaurants - 0.2%
Landry's Acquisition Co. 9.375% 5/1/20 (e)		105,000	112,875
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Restaurants - continued
Landry's Holdings II, Inc. 10.25% 1/1/18 (e)		$ 125,000	$ 129,375
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc. 10.5% 1/15/20		500,000	580,000
			822,250
Services - 0.7%
APX Group, Inc.:
6.375% 12/1/19 (e)		450,000	440,460
8.75% 12/1/20 (e)		300,000	294,000
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (e)(h)		300,000	306,750
FTI Consulting, Inc. 6% 11/15/22 (e)		205,000	215,250
Iron Mountain, Inc. 5.75% 8/15/24		125,000	126,094
Laureate Education, Inc. 9.25% 9/1/19 (e)		520,000	566,800
Road King Infrastructure Finance 2010 Ltd. 9.5% 9/21/15		300,000	316,433
TransUnion Holding Co., Inc.:
8.125% 6/15/18 pay-in-kind (e)		155,000	162,363
9.625% 6/15/18 pay-in-kind (h)		90,000	96,075
			2,524,225
Shipping - 0.2%
HDTFS, Inc.:
5.875% 10/15/20 (e)		150,000	157,500
6.25% 10/15/22 (e)		105,000	112,875
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17		25,000	23,688
Navios Maritime Holdings, Inc. 8.125% 2/15/19		10,000	8,500
NESCO LLC/NESCO Holdings Corp. 11.75% 4/15/17 (e)		110,000	119,900
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19 (e)		115,000	121,900
Western Express, Inc. 12.5% 4/15/15 (e)		315,000	199,238
			743,601
Steel - 0.8%
China Oriental Group Co. Ltd. 8% 8/18/15 (Reg. S)		500,000	506,250
CITIC Pacific Ltd. 6.875% 1/21/18 (Reg. S)		800,000	843,686
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17 (e)		520,000	559,000
11.25% 10/15/18 (e)		125,000	123,750
Severstal Columbus LLC 10.25% 2/15/18		425,000	455,813
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Steel - continued
Steel Dynamics, Inc.:
6.125% 8/15/19 (e)		$ 140,000	$ 151,200
6.375% 8/15/22 (e)		120,000	129,300
			2,768,999
Super Retail - 0.6%
Academy Ltd./Academy Finance Corp. 9.25% 8/1/19 (e)		20,000	22,400
Claire's Stores, Inc. 9% 3/15/19 (e)		1,075,000	1,177,125
Hengdeli Holding Ltd. 6.25% 1/29/18 (Reg. S)		200,000	200,900
Jo-Ann Stores, Inc. 9.75% 10/15/19 pay-in-kind (e)(h)		155,000	158,488
Limited Brands, Inc. 5.625% 2/15/22		250,000	269,375
Sally Holdings LLC 6.875% 11/15/19		35,000	38,588
Sonic Automotive, Inc. 7% 7/15/22		105,000	115,894
			1,982,770
Technology - 2.7%
Avaya, Inc. 7% 4/1/19 (e)		905,000	864,275
Brocade Communications Systems, Inc. 4.625% 1/15/23 (e)		135,000	133,650
Ceridian Corp. 8.875% 7/15/19 (e)		135,000	150,188
China Automation Group Ltd. 7.75% 4/20/16		200,000	192,363
First Data Corp.:
6.75% 11/1/20 (e)		1,905,000	1,962,150
11.25% 1/15/21 (e)(g)		745,000	746,863
Freescale Semiconductor, Inc. 9.25% 4/15/18 (e)		285,000	312,788
Global A&T Electronics Ltd. 10% 2/1/19 (Reg. S)		200,000	200,000
IAC/InterActiveCorp 4.75% 12/15/22 (e)		205,000	203,463
Infor US, Inc. 9.375% 4/1/19		85,000	96,050
Lucent Technologies, Inc. 6.45% 3/15/29		1,000,000	780,000
Metropolitan Light International Ltd. 5.25% 1/17/18		200,000	197,235
Nuance Communications, Inc. 5.375% 8/15/20 (e)		80,000	82,400
NXP BV/NXP Funding LLC:
2.945% 10/15/13 (h)	EUR	205,176	278,588
5.75% 2/15/21 (e)(g)		290,000	290,000
Rexel SA:
7% 12/17/18	EUR	400,000	594,716
8.25% 12/15/16	EUR	200,000	293,964
STATS ChipPAC Ltd.:
5.375% 3/31/16 (Reg. S)		300,000	312,000
7.5% 8/12/15 (Reg. S)		200,000	211,750
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Technology - continued
SunGard Data Systems, Inc. 6.625% 11/1/19 (e)		$ 295,000	$ 304,588
Viasystems, Inc. 7.875% 5/1/19 (e)		295,000	294,263
WEX, Inc. 4.75% 2/1/23 (e)		110,000	108,900
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19 (e)		400,000	441,000
13.375% 10/15/19 (e)		220,000	242,550
			9,293,744
Telecommunications - 8.8%
Altice Financing SA:
7.875% 12/15/19 (e)		975,000	1,048,125
8% 12/15/19 (Reg. S)	EUR	650,000	935,524
Altice Finco SA 9.875% 12/15/20 (e)		865,000	955,825
Bakrie Telecom Pte Ltd. 11.5% 5/7/15 (Reg. S)		200,000	116,000
Bite Finance International BV 7.7441% 2/15/18 (Reg. S) (h)	EUR	200,000	270,202
Broadview Networks Holdings, Inc. 10.5% 11/15/17		187,500	187,500
Clearwire Communications LLC/Clearwire Finance, Inc.:
12% 12/1/15 (e)		295,000	319,706
14.75% 12/1/16 (e)		665,000	939,313
Cyrusone LP/Cyrusone Finance Corp. 6.375% 11/15/22 (e)		120,000	127,800
Digicel Group Ltd.:
7% 2/15/20 (e)		200,000	216,000
8.25% 9/1/17 (e)		300,000	318,000
8.25% 9/30/20 (e)		525,000	585,375
10.5% 4/15/18 (e)		400,000	446,000
DigitalGlobe, Inc. 5.25% 2/1/21 (e)		905,000	902,738
eAccess Ltd. 8.375% 4/1/18 (Reg. S)	EUR	400,000	605,579
Eileme 1 AB 14.25% 8/15/20 pay-in-kind (e)		235,500	257,873
Frontier Communications Corp.:
7.125% 1/15/23		255,000	270,938
8.5% 4/15/20		750,000	862,500
Hughes Satellite Systems Corp. 6.5% 6/15/19		715,000	786,500
Indosat Palapa Co. BV 7.375% 7/29/20		200,000	225,000
Instituto Costarricense de Electricidad 6.95% 11/10/21 (e)		200,000	231,000
Intelsat Jackson Holdings SA:
6.625% 12/15/22 (e)		350,000	356,125
7.25% 10/15/20 (e)		495,000	529,650
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Intelsat Jackson Holdings SA: - continued
7.5% 4/1/21		$ 2,470,000	$ 2,692,300
Level 3 Communications, Inc. 8.875% 6/1/19 (e)		55,000	59,950
Level 3 Financing, Inc.:
7% 6/1/20 (e)		180,000	190,350
10% 2/1/18		200,000	222,000
NeuStar, Inc. 4.5% 1/15/23 (e)		1,795,000	1,795,000
NII Capital Corp. 7.625% 4/1/21		190,000	149,150
OTE PLC:
4.625% 5/20/16	EUR	400,000	506,307
5% 8/5/13	EUR	50,000	67,890
7.25% 2/12/15	EUR	300,000	409,377
7.875% 2/7/18 (Reg. S)	EUR	200,000	268,844
Pacnet Ltd. 9.25% 11/9/15 (Reg. S)		200,000	208,500
Portugal Telecom International Finance BV:
4.5% 6/16/25	EUR	400,000	496,444
5.875% 4/17/18	EUR	300,000	422,192
SBA Communications Corp. 5.625% 10/1/19 (e)		245,000	256,638
Sprint Capital Corp.:
6.875% 11/15/28		190,000	191,900
6.9% 5/1/19		815,000	886,313
8.75% 3/15/32		495,000	584,100
Sprint Nextel Corp.:
6% 11/15/22		2,225,000	2,230,563
7% 8/15/20		735,000	795,638
9% 11/15/18 (e)		505,000	624,938
Sunrise Communications International SA 8.5% 12/31/18 (Reg. S)	EUR	200,000	293,285
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (e)		200,000	215,000
Telenet Finance Luxembourg S.C.A.:
6.25% 8/15/22 (Reg. S)	EUR	100,000	143,587
6.375% 11/15/20 (Reg. S)	EUR	300,000	435,854
6.75% 8/15/24 (Reg. S)	EUR	100,000	144,606
Wind Acquisition Finance SA:
7.25% 2/15/18 (e)		400,000	421,000
7.375% 2/15/18	EUR	550,000	776,662
7.375% 2/15/18 (Reg. S)	EUR	250,000	350,652
Wind Acquisition Holdings Finance SA:
12.25% 7/15/17 pay-in-kind (Reg. S) (h)	EUR	873,030	1,134,313
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Wind Acquisition Holdings Finance SA: - continued
12.25% 7/15/17 pay-in-kind (e)(h)		$ 105,000	$ 110,775
Windstream Corp.:
6.375% 8/1/23 (e)		1,160,000	1,183,200
7.5% 6/1/22		500,000	541,250
			30,301,851
Textiles & Apparel - 0.1%
Albea Beauty Holdings SA 8.375% 11/1/19 (e)		230,000	243,225
TOTAL NONCONVERTIBLE BONDS			269,574,916
TOTAL CORPORATE BONDS (Cost $255,562,613)			270,024,149
Government Obligations - 3.2%

Aruba - 0.1%
Aruba Government 4.625% 9/14/23 (e)		200,000	207,400
Azerbaijan - 0.1%
State Oil Company of Azerbaijan Republic 5.45% 2/9/17		200,000	218,500
Barbados - 0.0%
Barbados Government 7% 8/4/22 (e)		100,000	106,000
Belarus - 0.1%
Belarus Republic:
8.75% 8/3/15 (Reg. S)		200,000	210,000
8.95% 1/26/18		100,000	106,500
TOTAL BELARUS			316,500
Belize - 0.1%
Belize Government 8.5% 2/20/29 (b)(e)		400,000	232,000
Bermuda - 0.0%
Bermuda Government 5.603% 7/20/20 (e)		150,000	174,000
Bolivia - 0.1%
Plurinational State of Bolivia 4.875% 10/29/22 (e)		200,000	197,500
Cayman Islands - 0.0%
Cayman Island Government 5.95% 11/24/19 (e)		100,000	117,000
Congo - 0.0%
Congo Republic 3% 6/30/29 (d)		188,100	176,814
Government Obligations - continued
		Principal Amount (c)	Value
Ecuador - 0.1%
Ecuador Republic 9.375% 12/15/15 (e)		$ 250,000	$ 260,000
Ghana - 0.0%
Ghana Republic 8.5% 10/4/17 (e)		100,000	116,500
Guatemala - 0.1%
Guatemalan Republic 5.75% 6/6/22 (e)		200,000	226,000
Hungary - 0.0%
Hungarian Republic 4.75% 2/3/15		95,000	97,261
Iceland - 0.1%
Republic of Iceland:
4.875% 6/16/16 (e)		125,000	132,813
5.875% 5/11/22 (e)		100,000	112,500
TOTAL ICELAND			245,313
Iraq - 0.1%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		250,000	238,750
Ivory Coast - 0.0%
Ivory Coast 7.1% 12/31/32 (Reg. S) (d)		200,000	191,000
Jordan - 0.0%
Jordanian Kingdom 3.875% 11/12/15		200,000	195,000
Latvia - 0.0%
Latvian Republic 2.75% 1/12/20 (e)		200,000	197,260
Lebanon - 0.2%
Lebanese Republic:
6.1% 10/4/22		260,000	266,188
11.625% 5/11/16 (Reg. S)		325,000	397,313
TOTAL LEBANON			663,501
Lithuania - 0.1%
Lithuanian Republic:
6.125% 3/9/21 (e)		150,000	180,000
7.375% 2/11/20 (e)		125,000	159,375
TOTAL LITHUANIA			339,375
Mongolia - 0.0%
Mongolian People's Republic 5.125% 12/5/22 (Reg. S)		200,000	191,000
Morocco - 0.1%
Moroccan Kingdom 4.25% 12/11/22 (e)		200,000	204,250
Namibia - 0.1%
Republic of Namibia 5.5% 11/3/21 (e)		200,000	222,140
Government Obligations - continued
		Principal Amount (c)	Value
Netherlands - 0.1%
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		$ 250,000	$ 281,875
Nigeria - 0.1%
Republic of Nigeria 6.75% 1/28/21 (e)		225,000	268,875
Paraguay - 0.1%
Republic of Paraguay 4.625% 1/25/23 (e)		200,000	200,500
Romania - 0.1%
Romanian Republic 6.75% 2/7/22 (e)		246,000	296,430
Russia - 0.4%
Russian Federation:
5.625% 4/4/42 (e)		400,000	467,000
7.5% 3/31/30 (Reg. S)		174,375	217,306
12.75% 6/24/28 (Reg. S)		400,000	782,480
TOTAL RUSSIA			1,466,786
Senegal - 0.1%
Republic of Senegal 8.75% 5/13/21 (e)		200,000	243,000
Serbia - 0.1%
Republic of Serbia 6.75% 11/1/24 (e)		404,000	407,030
Slovakia - 0.1%
Slovakia Republic 4.375% 5/21/22 (e)		200,000	214,000
Slovenia - 0.1%
Republic of Slovenia 5.5% 10/26/22 (e)		400,000	414,000
Sri Lanka - 0.1%
Democratic Socialist Republic of Sri Lanka:
5.875% 7/25/22 (e)		200,000	213,500
6.25% 10/4/20 (e)		100,000	108,500
TOTAL SRI LANKA			322,000
Ukraine - 0.0%
Ukraine Government 7.75% 9/23/20 (e)		150,000	156,930
Venezuela - 0.4%
Venezuelan Republic:
oil recovery rights 4/15/20 (i)		1,500	45,750
7.75% 10/13/19 (Reg. S)		110,000	106,700
11.75% 10/21/26 (Reg. S)		375,000	424,688
11.95% 8/5/31 (Reg. S)		500,000	572,500
12.75% 8/23/22		190,000	227,525
TOTAL VENEZUELA			1,377,163
Government Obligations - continued
		Principal Amount (c)	Value
Zambia - 0.1%
Republic of Zambia 5.375% 9/20/22 (e)		$ 200,000	$ 204,500
TOTAL GOVERNMENT OBLIGATIONS (Cost $9,914,485)			10,986,153
Common Stocks - 0.0%
	Shares
Homebuilders/Real Estate - 0.0%
Realogy Holdings Corp.	1,400	62,678
Telecommunications - 0.0%
Broadview Networks Holdings, Inc.	12,187	164,525
TOTAL COMMON STOCKS (Cost $244,603)		227,203
Preferred Stocks - 1.3%

Convertible Preferred Stocks - 0.5%
Automotive - 0.1%
General Motors Co. 4.75%	5,000	216,600
Electric Utilities - 0.3%
PPL Corp. 9.50%	20,000	1,081,200
Energy - 0.1%
Chesapeake Energy Corp. Series A, 5.75% (e)	400	406,750
TOTAL CONVERTIBLE PREFERRED STOCKS		1,704,550
Nonconvertible Preferred Stocks - 0.8%
Banks & Thrifts - 0.3%
Ally Financial, Inc. 7.00% (e)	709	687,730
U.S. Bancorp Series F, 6.50%	4,054	116,431
		804,161
Diversified Financial Services - 0.4%
Discover Financial Services Series B, 6.50%	5,796	147,798
GMAC Capital Trust I Series 2, 8.125%	50,000	1,333,500
		1,481,298
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
Homebuilders/Real Estate - 0.1%
Annaly Capital Management, Inc. Series D, 7.50%	15,357	$ 384,693
TOTAL NONCONVERTIBLE PREFERRED STOCKS		2,670,152
TOTAL PREFERRED STOCKS (Cost $4,077,178)		4,374,702
Floating Rate Loans - 7.1%
	Principal Amount (c)
Air Transportation - 0.2%
US Airways Group, Inc. term loan 2.7017% 3/23/14 (h)	$ 685,211	682,642
Broadcasting - 0.2%
CKX, Inc. Tranche 1LN, term loan 9% 6/21/17	335,000	279,725
Media Holdco, LP Tranche B, term loan 7.25% 7/23/18 (h)	105,000	103,950
NEP/NCP Holdco, Inc.:
Tranche 2LN, term loan 9.5% 7/22/20 (h)	10,000	10,350
Tranche B 1LN, term loan 5.25% 1/22/20 (h)	20,000	20,350
Univision Communications, Inc. term loan 4.4517% 3/31/17 (h)	327,776	329,005
		743,380
Cable TV - 0.1%
Kabel Deutschland GmbH Tranche F, term loan 4.25% 2/1/19 (h)	40,000	39,950
WideOpenWest Finance LLC Tranche B, term loan 6.25% 7/17/18 (h)	412,925	417,054
		457,004
Capital Goods - 0.1%
Apex Tool Group, LLC Tranche B, term loan 4.5% 1/18/20 (h)	205,000	207,050
Chemicals - 0.0%
U.S. Coatings Acquisition, Inc. Tranche B, term loan 4.75% 1/14/20 (h)	115,000	116,294
Consumer Products - 0.0%
Spectrum Brands Holdings, Inc. Tranche B, term loan 4.5% 11/1/19 (h)	20,000	20,300
Diversified Financial Services - 0.2%
AlixPartners LLP Tranche 2LN, term loan 10.75% 12/29/19 (h)	620,000	638,600
Floating Rate Loans - continued
	Principal Amount (c)	Value
Diversified Financial Services - continued
Delos Aircraft, Inc. Tranche T 2LN, term loan 4.75% 4/12/16 (h)	$ 35,000	$ 35,133
Fly Funding II Sarl Tranche B, term loan 5.75% 8/9/18 (h)	24,688	24,996
HarbourVest Partners LLC Tranche B, term loan 4.75% 11/21/17 (h)	72,054	72,054
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 1/23/18 (h)	60,000	60,750
		831,533
Diversified Media - 0.0%
WMG Acquisition Corp. Tranche B, term loan 5.25% 11/1/18 (h)	15,000	15,188
Electric Utilities - 0.2%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7423% 10/10/17 (h)	1,000,000	661,250
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (h)	11,523	11,653
		672,903
Energy - 0.4%
Alon USA Partners LP term loan 9.25% 11/13/18 (h)	108,333	110,771
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (h)	635,000	650,113
Everest Acquisition LLC Tranche B 1LN, term loan 5% 4/24/18 (h)	85,000	85,956
LSP Madison Funding LLC Tranche 1LN, term loan 4.7484% 6/28/19 (h)	180,690	181,142
MRC Global, Inc. Tranche B, term loan 6.25% 11/9/19 (h)	299,250	302,617
Panda Sherman Power, LLC term loan 9% 9/14/18 (h)	65,000	65,975
Samson Investment Co. Tranche 2LN, term loan 6% 9/25/18 (h)	45,000	45,621
		1,442,195
Food & Drug Retail - 0.2%
Sprouts Farmers Market LLC Tranche B, term loan 6% 4/18/18 (h)	740,578	747,984
Gaming - 0.4%
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (h)	75,000	77,625
Harrah's Entertainment, Inc. Tranche B 6LN, term loan 5.4537% 1/28/18 (h)	1,360,000	1,261,400
Floating Rate Loans - continued
	Principal Amount (c)	Value
Gaming - continued
MGM Mirage, Inc. Tranche B, term loan 4.25% 12/20/19 (h)	$ 90,000	$ 91,350
NP Opco, LLC Tranche B, term loan 5.5% 9/28/19 (h)	64,838	65,894
		1,496,269
Healthcare - 0.2%
Genesis HealthCare Corp. Tranche B, term loan 10.0022% 12/4/17 (h)	297,500	290,063
VWR Funding, Inc. Tranche B, term loan 4.2017% 4/3/17 (h)	205,000	206,025
		496,088
Homebuilders/Real Estate - 0.5%
Realogy Corp.:
Credit-Linked Deposit 4.4587% 10/10/16 (h)	137,164	138,193
term loan 4.4557% 10/10/16 (h)	1,418,982	1,429,624
		1,567,817
Insurance - 0.3%
Asurion Corp.:
Tranche 1LN, term loan 5.5% 5/24/18 (h)	456,250	460,265
Tranche 2LN, term loan 9% 5/24/19 (h)	345,541	355,044
Lonestar Intermediate Super Holdings LLC term loan 11% 9/2/19 (h)	310,000	331,700
		1,147,009
Leisure - 0.5%
Equinox Holdings, Inc. Tranche 2LN, term loan 9.75% 5/16/20 (h)	630,000	639,450
Formula One Holdings Tranche B 2LN, term loan 6% 4/28/19 (h)	992,513	1,003,678
		1,643,128
Metals/Mining - 0.1%
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 1/25/20 (h)	35,000	35,383
Tranche B 2LN, term loan 8.75% 1/25/21 (h)	20,000	20,275
Fortescue Metals Group Ltd. Tranche B, term loan 5.25% 10/18/17 (h)	379,050	383,314
		438,972
Publishing/Printing - 0.0%
Houghton Mifflin Harcourt Publishing Co. term loan 7.25% 5/22/18 (h)	19,850	19,949
Floating Rate Loans - continued
	Principal Amount (c)	Value
Restaurants - 0.1%
Landry's Restaurants, Inc. Tranche B, term loan 6.5% 4/24/18 (h)	$ 297,750	$ 301,159
NPC International, Inc. Tranche B, term loan 4.5% 12/28/18 (h)	83,442	84,276
		385,435
Services - 0.0%
Bright Horizons Family Solutions, Inc. Tranche B, term loan 5.25% 1/18/20 (h)	40,000	40,350
Laureate Education, Inc. Tranche B, term loan 5.25% 6/16/18 (h)	40,000	40,300
		80,650
Super Retail - 0.3%
BJ's Wholesale Club, Inc. Tranche 1LN, term loan 5.75% 9/26/19 (h)	39,900	40,648
Party City Corp. Tranche B, term loan 5.75% 7/27/19 (h)	119,700	121,496
Serta Simmons Holdings, LLC Tranche B, term loan 5% 10/1/19 (h)	230,000	232,588
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (h)	494,949	498,662
		893,394
Technology - 1.5%
Ancestry.com, Inc. Tranche B, term loan 7% 12/28/18 (h)	755,000	753,113
Avaya, Inc. term loan 3.0615% 10/27/14 (h)	196,579	195,596
First Data Corp.:
term loan 4.2047% 3/24/18 (h)	2,105,000	2,083,950
Tranche 1LN, term loan 5.2047% 9/24/18 (h)	15,000	15,019
GoDaddy.com, Inc. Tranche B 1LN, term loan 5.5% 12/16/18 (h)	21,099	21,152
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/24/20 (h)	270,000	272,700
Tranche B 1LN, term loan 5.5% 10/30/19 (h)	150,000	152,438
NXP BV:
Tranche A 1LN, term loan 4.5% 3/4/17 (h)	553,280	562,962
Tranche A 2LN, term loan 5.5% 3/4/17 (h)	113,563	115,976
Tranche A6, term loan 5.25% 3/19/19 (h)	853,695	866,500
		5,039,406
Telecommunications - 1.6%
Alcatel-Lucent USA, Inc. Tranche C, term loan 7.25% 1/23/19 (h)	270,000	273,375
Floating Rate Loans - continued
	Principal Amount (c)	Value
Telecommunications - continued
Crown Castle Operating Co. Tranche B, term loan 4% 1/31/19 (h)	$ 148,500	$ 149,064
FairPoint Communications, Inc. term loan 6.4047% 1/24/16 (h)	1,892,458	1,859,339
Genesys SA Tranche B, term loan 6.75% 1/31/19 (h)	44,663	44,830
Intelsat Jackson Holdings SA Tranche B, term loan 4.5% 4/2/18 (h)	184,206	186,288
Level 3 Financing, Inc. Tranche B 2LN, term loan 4.75% 8/1/19 (h)	710,000	716,248
RP Crown Parent, LLC:
Tranche 1LN, term loan 6.75% 12/21/18 (h)	380,000	385,700
Tranche 2LN, term loan 11.25% 12/21/19 (h)	310,000	319,300
Vodafone Americas Finance 2, Inc.:
term loan 6.875% 8/11/15	1,117,538	1,139,888
Tranche 2LN, term loan 6.25% 6/24/16 pay-in-kind	309,375	317,883
		5,391,915
TOTAL FLOATING RATE LOANS (Cost $23,776,599)		24,536,505
Preferred Securities - 3.1%

Banks & Thrifts - 2.4%
ABN AMRO Bank N.V. Amsterdam BRH. 4.31% (f)(h)	600,000	714,336
AMBB Capital (L) Ltd. 6.77% (f)(h)	200,000	202,874
Banque Federative du Credit Mutuel SA 4.471% (f)(h)	150,000	193,751
Barclays Bank PLC:
4.75% (f)(h)	400,000	420,144
4.875% (f)(h)	400,000	402,585
BNP Paribas SA 5.019% (f)(h)	50,000	64,533
Caisse Nationale des Caisses d' Epargne et de Prevoyance:
4.75% (f)(h)	150,000	159,719
6.117% (f)(h)	500,000	617,890
Credit Agricole SA 7.875% (f)(h)	400,000	582,650
Groupe BPCE SA 9% (f)(h)	600,000	899,616
Intesa Sanpaolo SpA:
0% (f)(h)	450,000	590,870
8.375% (f)(h)	500,000	686,023
Lloyds TSB Bank PLC 6.35% (f)(h)	150,000	174,102
Natixis SA 6.307% (f)(h)	150,000	181,794
OTP Bank PLC 5.875% (f)(h)	60,000	56,158
Royal Bank of Scotland Group PLC 7.0916% (f)(h)	100,000	125,338
Preferred Securities - continued
	Principal Amount (c)	Value
Banks & Thrifts - continued
Societe Generale:
4.196% (f)(h)	$ 473,000	$ 562,070
6.999% (f)(h)	200,000	267,004
7.756% (f)(h)	50,000	68,959
UBS Capital Securities Ltd. (Jersey) 8.836% (f)(h)	700,000	1,007,410
UniCredit International Bank Luxembourg SA 8.125% (f)(h)	100,000	141,115
Westpac Capital Trust III 5.819% (Reg. S) (f)(h)	200,000	204,703
		8,323,644
Diversified Financial Services - 0.3%
Citigroup, Inc. 5.95% (f)(h)	395,000	405,021
Fortis Hybrid Financing SA 5.125% (f)(h)	300,000	351,391
SNS REAAL NV 6.258% (f)(h)	50,000	29,466
UBS AG 4.28% (f)(h)	250,000	337,636
		1,123,514
Food/Beverage/Tobacco - 0.2%
Suedzucker International Finance BV 0% (f)(h)	350,000	497,038
Homebuilders/Real Estate - 0.1%
Wienerberger AG 6.5% (f)(h)	300,000	371,037
Insurance - 0.1%
Aviva PLC:
4.7291% (f)(h)	50,000	65,729
5.7% (f)(h)	200,000	271,056
		336,785
TOTAL PREFERRED SECURITIES (Cost $9,466,229)		10,652,018
Money Market Funds - 8.7%
	Shares
Fidelity Cash Central Fund, 0.16% (a) (Cost $30,118,889)	30,118,889	30,118,889
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $333,160,596)		350,919,619
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(6,359,432)
NET ASSETS - 100%		$ 344,560,187
Currency Abbreviations
CNY	-	Chinese yuan
EUR	-	European Monetary Unit
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $85,021,795 or 24.7% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i) Quantity represents share amount.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 20,617
Other Information

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 216,600	$ 216,600	$ -	$ -
Energy	406,750	-	406,750	-
Financials	2,732,830	2,045,100	687,730	-
Telecommunication Services	164,525	-	-	164,525
Utilities	1,081,200	1,081,200	-	-
Corporate Bonds	270,024,149	-	269,836,649	187,500
Government Obligations	10,986,153	-	10,986,153	-
Floating Rate Loans	24,536,505	-	24,536,505	-
Preferred Securities	10,652,018	-	10,652,018	-
Money Market Funds	30,118,889	30,118,889	-	-
Total Investments in Securities:	$ 350,919,619	$ 33,461,789	$ 317,105,805	$ 352,025
Income Tax Information

At January 31, 2013, the cost of investment securities for income tax purposes was $332,262,914. Net unrealized appreciation aggregated $18,656,705, of which $20,327,778 related to appreciated investment securities and $1,671,073 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans, foreign government and government agency obligations, and preferred securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Capital and Income Fund

January 31, 2013

1.813054.108

CAI-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 74.1%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.3%
Automotive - 0.2%
TRW Automotive, Inc. 3.5% 12/1/15	$ 8,420	$ 17,019
Technology - 0.1%
Nuance Communications, Inc.:
2.75% 8/15/27	10,030	13,741
2.75% 11/1/31	670	747
		14,488
TOTAL CONVERTIBLE BONDS		31,507
Nonconvertible Bonds - 73.8%
Aerospace - 0.4%
ADS Tactical, Inc. 11% 4/1/18 (h)	4,475	4,587
Alion Science & Technology Corp.:
10.25% 2/1/15	2,770	1,385
12% 11/1/14 pay-in-kind	3,992	4,002
Bombardier, Inc. 6.125% 1/15/23 (h)	9,295	9,411
GenCorp, Inc. 7.125% 3/15/21 (h)	2,610	2,701
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18	4,532	4,968
7.125% 3/15/21	4,532	4,985
Sequa Corp. 7% 12/15/17 (h)	9,660	9,732
		41,771
Air Transportation - 1.6%
Air Canada 9.25% 8/1/15 (h)	17,706	18,768
Aviation Capital Group Corp. 4.625% 1/31/18 (h)	6,886	6,976
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22	2,788	2,990
6.125% 4/29/18 (h)	3,325	3,308
7.25% 11/10/19	12,267	14,230
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	29,854	33,774
8.021% 8/10/22	12,470	13,655
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19	7,618	8,589
8.028% 11/1/17	2,088	2,269
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 4/22/25	13,162	14,971
Series 2012-2:
Class A, 4.625% 12/3/26	4,630	4,792
Class B, 6.75% 12/3/22	3,610	3,809
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Air Transportation - continued
United Air Lines, Inc.:
9.875% 8/1/13 (h)	$ 4,711	$ 4,711
12% 11/1/13 (h)	9,363	9,363
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17	17,256	19,845
		162,050
Automotive - 3.1%
Affinia Group, Inc.:
9% 11/30/14	13,208	13,241
10.75% 8/15/16 (h)	1,666	1,808
Cooper Standard Auto, Inc. 8.5% 5/1/18	4,714	5,115
Dana Holding Corp.:
6.5% 2/15/19	6,056	6,465
6.75% 2/15/21	3,618	3,944
Delphi Corp.:
5.875% 5/15/19	14,590	15,702
6.125% 5/15/21	14,115	15,527
Exide Technologies 8.625% 2/1/18	5,526	4,725
Ford Motor Co. 7.45% 7/16/31	5,070	6,464
Ford Motor Credit Co. LLC:
4.25% 9/20/22	10,659	10,927
5.75% 2/1/21	10,070	11,386
5.875% 8/2/21	38,265	43,491
General Motors Acceptance Corp. 8% 11/1/31	63,914	80,052
General Motors Corp.:
6.75% 5/1/28 (d)	30,632	0
7.125% 7/15/13 (d)	3,954	0
7.2% 1/15/11 (d)	9,896	0
7.4% 9/1/25 (d)	1,235	0
7.7% 4/15/16 (d)	21,189	0
8.25% 7/15/23 (d)	11,961	0
8.375% 7/15/33 (d)	17,293	0
General Motors Financial Co., Inc. 6.75% 6/1/18	16,900	19,435
International Automotive Components Group SA 9.125% 6/1/18 (h)	14,445	13,867
Lear Corp. 4.75% 1/15/23 (h)	9,530	9,459
Stoneridge, Inc. 9.5% 10/15/17 (h)	5,694	6,093
Tenneco, Inc.:
6.875% 12/15/20	15,510	17,022
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Automotive - continued
Tenneco, Inc.: - continued
7.75% 8/15/18	$ 3,812	$ 4,174
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (h)	12,030	13,368
		302,265
Banks & Thrifts - 4.1%
Ally Financial, Inc.:
5.5% 2/15/17	16,155	17,367
7.5% 9/15/20	79,750	95,899
8% 3/15/20	69,172	84,822
GMAC LLC:
6.75% 12/1/14	8,237	8,896
8% 11/1/31	146,276	184,673
Regions Financing Trust II 6.625% 5/15/47 (k)	10,140	10,140
		401,797
Broadcasting - 0.7%
AMC Networks, Inc. 4.75% 12/15/22	5,930	5,930
Clear Channel Communications, Inc.:
5.5% 9/15/14	1,005	965
9% 12/15/19 (h)	4,510	4,262
10.75% 8/1/16	35,610	27,598
Sinclair Television Group, Inc. 8.375% 10/15/18	8,694	9,629
Sirius XM Radio, Inc. 5.25% 8/15/22 (h)	9,910	10,083
Starz LLC/Starz Finance Corp. 5% 9/15/19 (h)	8,945	9,191
		67,658
Building Materials - 1.8%
CEMEX Espana SA (Luxembourg):
9.25% 5/12/20 (h)	6,055	6,479
9.875% 4/30/19 (h)	10,465	11,773
CEMEX Finance LLC:
9.375% 10/12/22 (h)	4,700	5,299
9.5% 12/14/16 (h)	25,600	27,328
CEMEX SA de CV:
5.311% 9/30/15 (h)(k)	11,470	11,642
9.5% 6/15/18 (h)	29,085	32,721
Gibraltar Industries, Inc. 6.25% 2/1/21 (h)	1,495	1,544
HD Supply, Inc.:
8.125% 4/15/19 (h)	10,045	11,401
11% 4/15/20 (h)	19,585	23,355
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Building Materials - continued
HD Supply, Inc.: - continued
11.5% 7/15/20 (h)	$ 24,950	$ 28,693
Nortek, Inc. 8.5% 4/15/21 (h)	7,445	8,413
Summit Materials LLC/Summit Materials Finance Corp. 10.5% 1/31/20 (h)	11,185	11,940
		180,588
Cable TV - 2.4%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	12,705	12,530
5.25% 9/30/22	15,055	14,904
6.5% 4/30/21	28,370	30,356
6.625% 1/31/22	17,645	19,233
7.375% 6/1/20	12,500	13,906
8.125% 4/30/20	8,473	9,511
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (h)	12,315	12,808
DISH DBS Corp.:
5.875% 7/15/22	45,130	47,838
6.75% 6/1/21	25,875	28,915
EchoStar Communications Corp. 7.125% 2/1/16	18,061	20,138
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (h)	10,690	11,037
Virgin Media Finance PLC 4.875% 2/15/22	10,880	10,853
		232,029
Chemicals - 2.5%
Axiall Corp. 4.875% 5/15/23 (h)(j)	3,075	3,094
Eagle Spinco, Inc. 4.625% 2/15/21 (h)	5,220	5,246
Hexion US Finance Corp. 6.625% 4/15/20 (h)	22,825	22,483
LyondellBasell Industries NV:
5% 4/15/19	15,005	16,543
5.75% 4/15/24	15,005	17,368
6% 11/15/21	7,330	8,641
Momentive Performance Materials, Inc.:
9% 1/15/21	4,785	3,708
10% 10/15/20	5,685	5,742
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20	64,215	66,141
Nufarm Australia Ltd. 6.375% 10/15/19 (h)	4,160	4,399
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Chemicals - continued
Orion Engineered Carbons Finance & Co. SCA 9.25% 8/1/19 pay-in-kind (h)(k)	$ 14,530	$ 14,457
OXEA Finance & CY S.C.A. 9.5% 7/15/17 (h)	8,011	8,772
PolyOne Corp. 7.375% 9/15/20	4,506	4,957
Rockwood Specialties Group, Inc. 4.625% 10/15/20	18,450	18,911
Taminco Global Chemical Corp. 9.75% 3/31/20 (h)	2,660	2,926
TPC Group, Inc. 8.75% 12/15/20 (h)	14,165	14,307
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (h)	19,410	19,192
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (h)(j)	4,750	4,857
		241,744
Consumer Products - 0.6%
Dispensing Dynamics International 12.5% 1/1/18 (h)	4,830	4,758
Easton-Bell Sports, Inc. 9.75% 12/1/16	4,122	4,431
Elizabeth Arden, Inc. 7.375% 3/15/21	4,027	4,490
Jarden Corp. 6.125% 11/15/22	7,850	8,400
NBTY, Inc. 9% 10/1/18	12,257	13,881
Prestige Brands, Inc. 8.125% 2/1/20	1,650	1,848
Revlon Consumer Products Corp. 9.75% 11/15/15	10,653	11,239
Sealy Mattress Co. 10.875% 4/15/16 (h)	3,218	3,443
Spectrum Brands Escrow Corp.:
6.375% 11/15/20 (h)	2,820	2,982
6.625% 11/15/22 (h)	3,335	3,585
Tempur-Pedic International, Inc. 6.875% 12/15/20 (h)	3,880	4,123
		63,180
Containers - 1.9%
ARD Finance SA 11.125% 6/1/18 pay-in-kind (h)	11,847	12,676
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.:
4.875% 11/15/22 (h)	2,220	2,220
7% 11/15/20 (h)	5,830	5,903
Berry Plastics Holding Corp. 4.183% 9/15/14 (k)	1,765	1,767
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (h)	4,335	4,660
Crown Cork & Seal, Inc.:
7.375% 12/15/26	1,805	2,031
7.5% 12/15/96	12,871	12,469
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Containers - continued
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	$ 26,515	$ 27,244
6.875% 2/15/21	15,185	16,286
7.125% 4/15/19	10,137	10,821
8.25% 2/15/21	40,461	42,383
8.5% 5/15/18 (e)	1,070	1,124
9% 4/15/19	13,250	13,979
9.875% 8/15/19	16,895	18,458
Rock-Tenn Co.:
4.45% 3/1/19 (h)	3,175	3,419
4.9% 3/1/22 (h)	2,965	3,158
Tekni-Plex, Inc. 9.75% 6/1/19 (h)	9,040	9,989
		188,587
Diversified Financial Services - 9.1%
Aircastle Ltd.:
6.75% 4/15/17	14,115	15,527
7.625% 4/15/20	7,830	8,985
9.75% 8/1/18	4,528	5,139
CIT Group, Inc.:
4.25% 8/15/17	21,795	22,558
5% 5/15/17	25,045	26,736
5% 8/15/22	17,330	18,303
5.25% 3/15/18	25,000	26,750
5.375% 5/15/20	21,665	23,507
5.5% 2/15/19 (h)	76,100	81,427
Citigroup, Inc. 5.9% (i)(k)	27,015	27,116
Eileme 2 AB 11.625% 1/31/20 (h)	20,050	23,659
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8% 1/15/18	79,611	85,283
International Lease Finance Corp.:
5.75% 5/15/16	29,150	31,360
5.875% 4/1/19	75,675	81,799
6.25% 5/15/19	59,200	65,416
6.75% 9/1/16 (h)	11,300	12,741
7.125% 9/1/18 (h)	40,123	46,944
8.25% 12/15/20	31,112	38,112
8.625% 9/15/15	20,809	23,618
8.625% 1/15/22	62,425	79,280
8.75% 3/15/17	46,238	54,214
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Diversified Financial Services - continued
Penson Worldwide, Inc. 12.5% 5/15/17 (d)(h)	$ 9,516	$ 2,284
SLM Corp.:
5.5% 1/25/23	37,170	37,020
6% 1/25/17	19,625	21,637
7.25% 1/25/22	17,805	19,897
8% 3/25/20	15,115	17,496
		896,808
Diversified Media - 1.6%
Checkout Holding Corp. 0% 11/15/15 (h)	7,954	5,787
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22 (h)	15,960	16,838
6.5% 11/15/22 (h)	43,150	45,955
Liberty Media Corp.:
8.25% 2/1/30	14,848	16,407
8.5% 7/15/29	9,940	11,083
MDC Partners, Inc. 11% 11/1/16	2,375	2,613
Quebecor Media, Inc. 5.75% 1/15/23 (h)	15,820	16,413
WMG Acquisition Corp. 11.5% 10/1/18	38,530	44,887
		159,983
Electric Utilities - 5.5%
Atlantic Power Corp. 9% 11/15/18	21,010	22,323
Calpine Corp. 7.875% 1/15/23 (h)	61,926	68,273
Energy Future Holdings Corp.:
10.875% 11/1/17	7,994	7,514
11.25% 11/1/17 pay-in-kind (k)	147	138
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
6.875% 8/15/17 (h)	2,525	2,714
10% 12/1/20	106,657	122,656
10% 12/1/20 (h)	27,969	32,025
11% 10/1/21	77,278	84,233
11.75% 3/1/22 (h)	71,680	81,626
12.25% 12/1/18 pay-in-kind (h)	14,510	13,857
GenOn Energy, Inc. 9.5% 10/15/18	6,575	7,808
Mirant Americas Generation LLC 9.125% 5/1/31	8,735	9,696
Puget Energy, Inc. 5.625% 7/15/22	7,775	8,394
TXU Corp.:
5.55% 11/15/14	4,137	3,868
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Electric Utilities - continued
TXU Corp.: - continued
6.5% 11/15/24	$ 39,570	$ 27,007
6.55% 11/15/34	75,888	49,517
		541,649
Energy - 8.1%
Atlas Pipeline Escrow LLC 6.625% 10/1/20 (h)	6,985	7,334
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 6.625% 10/1/20 (h)	2,500	2,625
Atwood Oceanics, Inc. 6.5% 2/1/20	2,395	2,599
Basic Energy Services, Inc. 7.75% 10/15/22	7,490	7,359
Berry Petroleum Co. 10.25% 6/1/14	6,231	6,885
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
9.375% 5/1/19	9,780	10,746
9.625% 8/1/20 (h)	10,080	11,264
Carrizo Oil & Gas, Inc. 8.625% 10/15/18	13,320	14,352
Chaparral Energy, Inc. 9.875% 10/1/20	4,495	5,158
Concho Resources, Inc.:
5.5% 4/1/23	17,330	18,197
6.5% 1/15/22	16,925	18,448
7% 1/15/21	7,134	7,830
Continental Resources, Inc.:
5% 9/15/22	30,100	31,906
8.25% 10/1/19	2,525	2,841
Crestwood Midstream Partners LP/Finance Corp.:
7.75% 4/1/19	6,120	6,395
7.75% 4/1/19 (h)	9,155	9,521
Crosstex Energy L.P./Crosstex Energy Finance Corp. 8.875% 2/15/18	13,153	14,107
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22 (h)	14,965	15,115
Denbury Resources, Inc.:
8.25% 2/15/20	10,371	11,538
9.75% 3/1/16	4,608	4,861
Drill Rigs Holdings, Inc. 6.5% 10/1/17 (h)	7,065	7,030
Eagle Rock Energy Partners LP / Eagle Rock Energy Finance Corp. 8.375% 6/1/19	14,075	14,568
Edgen Murray Corp. 8.75% 11/1/20 (h)	12,170	12,474
Energy Partners Ltd. 8.25% 2/15/18	17,853	18,835
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Energy Transfer Equity LP 7.5% 10/15/20	$ 25,052	$ 28,872
Energy XXI Gulf Coast, Inc. 9.25% 12/15/17	31,611	35,997
EPL Oil & Gas, Inc. 8.25% 2/15/18 (h)	9,920	10,416
Forbes Energy Services Ltd. 9% 6/15/19	10,305	9,171
Forest Oil Corp. 7.5% 9/15/20 (h)	13,890	14,793
Goodrich Petroleum Corp. 8.875% 3/15/19	9,323	9,137
Halcon Resources Corp. 8.875% 5/15/21 (h)	8,280	8,818
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (h)	8,892	9,137
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (h)	4,825	5,223
Hilcorp Energy I LP/Hilcorp Finance Co. 7.625% 4/15/21 (h)	10,284	11,210
Laredo Pete, Inc. 7.375% 5/1/22	12,325	13,342
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (h)	10,360	10,334
7.75% 2/1/21	37,965	40,623
8.625% 4/15/20	26,385	29,089
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
5.5% 2/15/23	4,850	5,117
6.75% 11/1/20	4,586	5,022
Newfield Exploration Co. 5.625% 7/1/24	10,950	11,771
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20 (h)	4,500	4,725
Oil States International, Inc. 6.5% 6/1/19	10,615	11,332
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (h)	19,835	21,521
Pioneer Drilling Co. 9.875% 3/15/18	8,990	9,754
Precision Drilling Corp. 6.5% 12/15/21	2,505	2,687
Pride International, Inc. 6.875% 8/15/20	7,810	9,749
QEP Resources, Inc. 5.25% 5/1/23	12,370	12,834
QR Energy LP/QRE Finance Corp. 9.25% 8/1/20	8,470	8,936
Range Resources Corp.:
5% 8/15/22	2,500	2,619
5.75% 6/1/21	2,500	2,650
Rosetta Resources, Inc. 9.5% 4/15/18	9,465	10,412
Sabine Pass Liquefaction LLC 5.625% 2/1/21 (h)	9,655	9,739
Southern Natural Gas Co.:
7.35% 2/15/31	23,497	30,793
8% 3/1/32	13,025	18,474
Southern Star Central Corp. 6.75% 3/1/16	5,021	5,096
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	$ 6,004	$ 6,079
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.375% 8/1/21	9,598	10,462
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25% 5/1/23 (h)	2,520	2,621
6.875% 2/1/21	7,214	7,899
11.25% 7/15/17	11,884	12,954
Tennessee Gas Pipeline Co.:
7% 10/15/28	7,170	9,524
7.625% 4/1/37	5,445	7,716
8.375% 6/15/32	4,458	6,265
Tesoro Corp.:
4.25% 10/1/17	6,155	6,378
5.375% 10/1/22	6,925	7,202
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.875% 10/1/20 (h)	2,090	2,179
Trinidad Drilling Ltd. 7.875% 1/15/19 (h)	4,031	4,263
Venoco, Inc. 8.875% 2/15/19	8,189	7,964
W&T Offshore, Inc. 8.5% 6/15/19 (h)	9,920	10,590
WPX Energy, Inc. 6% 1/15/22	16,060	17,265
		800,742
Entertainment/Film - 0.1%
Cinemark USA, Inc. 5.125% 12/15/22 (h)	2,845	2,881
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (h)	6,124	6,706
Regal Entertainment Group 5.75% 2/1/25	2,760	2,753
		12,340
Environmental - 0.4%
Clean Harbors, Inc.:
5.125% 6/1/21 (h)	5,880	6,056
5.25% 8/1/20	7,105	7,425
Covanta Holding Corp. 7.25% 12/1/20	12,151	13,386
Darling International, Inc. 8.5% 12/15/18	2,810	3,189
Tervita Corp. 9.75% 11/1/19 (h)	9,920	9,722
		39,778
Food & Drug Retail - 0.9%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (h)	20,502	22,245
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Food & Drug Retail - continued
ESAL GmbH 6.25% 2/5/23 (h)	$ 7,490	$ 7,274
Petco Holdings, Inc. 8.5% 10/15/17 pay-in-kind (h)	10,785	11,109
Rite Aid Corp.:
8% 8/15/20	10,701	12,199
9.25% 3/15/20	17,965	19,851
9.75% 6/12/16	1,451	1,556
10.25% 10/15/19	4,488	5,161
Shearers Foods LLC/Chip Finance Corp. 9% 11/1/19 (h)	2,915	3,126
Tops Markets LLC 8.875% 12/15/17 (h)	5,450	5,859
		88,380
Food/Beverage/Tobacco - 0.8%
Constellation Brands, Inc. 4.625% 3/1/23	5,370	5,451
Dean Foods Co. 9.75% 12/15/18	18,112	20,467
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc. 9.875% 2/1/20 (h)	17,575	19,069
JBS USA LLC/JBS USA Finance, Inc. 8.25% 2/1/20 (h)	7,110	7,625
Leiner Health Products, Inc. 11% 6/1/49 (d)	2,870	0
Michael Foods Holding, Inc. 8.5% 7/15/18 pay-in-kind (h)(k)	3,420	3,531
Michael Foods, Inc. 9.75% 7/15/18	4,776	5,301
Post Holdings, Inc. 7.375% 2/15/22	2,115	2,348
Smithfield Foods, Inc. 6.625% 8/15/22	9,850	10,835
		74,627
Gaming - 2.1%
Caesars Entertainment Operating Co., Inc. 8.5% 2/15/20	12,815	12,879
Caesars Operating Escrow LLC/Caesars Escrow Corp. 9% 2/15/20 (h)	20,065	20,441
Chester Downs & Marina LLC 9.25% 2/1/20 (h)	3,250	3,161
Graton Economic Development Authority 9.625% 9/1/19 (h)	21,760	24,154
MCE Finance Ltd.:
5% 2/15/21 (h)	9,655	9,655
10.25% 5/15/18	20,155	23,380
Mohegan Tribal Gaming Authority 11% 9/15/18 pay-in-kind (h)(k)	7,221	6,246
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind	14,856	15,599
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (h)	6,103	6,088
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Gaming - continued
Station Casinos LLC 3.66% 6/18/18 (e)	$ 43,735	$ 38,924
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 8.625% 4/15/16 (h)	1,605	1,717
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (h)	3,664	1,218
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.375% 3/15/22	12,000	12,780
7.75% 8/15/20	29,768	33,638
		209,880
Healthcare - 7.1%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19	70	75
Community Health Systems, Inc.:
5.125% 8/15/18	10,125	10,657
7.125% 7/15/20	10,245	11,065
ConvaTec Healthcare ESA 10.5% 12/15/18 (h)	11,949	13,263
CRC Health Group, Inc. 10.75% 2/1/16	5,621	5,614
DaVita, Inc.:
5.75% 8/15/22	39,610	41,591
6.625% 11/1/20	9,505	10,384
DJO Finance LLC/DJO Finance Corp. 8.75% 3/15/18 (h)	1,100	1,224
Elan Finance PLC/Elan Finance Corp. 6.25% 10/15/19 (h)	9,025	9,657
Fresenius Medical Care US Finance II, Inc. 5.875% 1/31/22 (h)	14,000	15,295
Gentiva Health Services, Inc. 11.5% 9/1/18	14,015	13,805
Grifols, Inc. 8.25% 2/1/18	12,699	13,905
HCA Holdings, Inc.:
6.25% 2/15/21	11,290	11,798
7.75% 5/15/21	198,397	217,230
HCA, Inc.:
4.75% 5/1/23	12,395	12,472
5.875% 5/1/23	22,195	23,083
7.5% 2/15/22	3,150	3,630
8% 10/1/18	3,150	3,654
Health Management Associates, Inc. 7.375% 1/15/20	6,815	7,428
HealthSouth Corp. 5.75% 11/1/24	6,235	6,297
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19	11,155	11,322
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
InVentiv Health, Inc. 10% 8/15/18 (h)	$ 2,237	$ 1,969
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (h)	8,815	10,115
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21	21,720	23,892
Omega Healthcare Investors, Inc. 6.75% 10/15/22	20,615	22,522
Polymer Group, Inc. 7.75% 2/1/19	4,067	4,403
ResCare, Inc. 10.75% 1/15/19	6,775	7,503
Rotech Healthcare, Inc. 10.5% 3/15/18	6,732	4,342
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	9,999	10,699
Tenet Healthcare Corp.:
4.5% 4/1/21 (h)(j)	8,350	8,204
4.75% 6/1/20 (h)	8,175	8,216
6.25% 11/1/18	17,260	18,943
6.75% 2/1/20	29,325	30,645
6.875% 11/15/31	8,490	7,768
8% 8/1/20	15,045	16,361
Thomson Reuters Healthcare, Inc. 10.625% 6/1/20 (h)	9,085	10,039
UHS Escrow Corp. 7% 10/1/18	2,503	2,760
Valeant Pharmaceuticals International:
6.375% 10/15/20 (h)	7,515	7,759
6.75% 8/15/21 (h)	24,534	25,699
6.875% 12/1/18 (h)	3,960	4,198
VPI Escrow Corp. 6.375% 10/15/20 (h)	14,780	15,278
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (h)	9,030	9,098
		693,862
Homebuilders/Real Estate - 1.0%
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (h)	5,010	5,286
CB Richard Ellis Services, Inc. 6.625% 10/15/20	13,613	14,822
D.R. Horton, Inc. 4.375% 9/15/22	11,180	11,124
Realogy Corp.:
7.625% 1/15/20 (h)	13,580	15,481
7.875% 2/15/19 (h)	13,668	15,069
9% 1/15/20 (h)	8,005	9,326
Standard Pacific Corp.:
8.375% 5/15/18	5,670	6,691
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Homebuilders/Real Estate - continued
Standard Pacific Corp.: - continued
8.375% 1/15/21	$ 10,900	$ 12,971
Taylor Morrison Community Monarch 7.75% 4/15/20 (h)	7,995	8,635
		99,405
Hotels - 0.1%
Choice Hotels International, Inc. 5.75% 7/1/22	3,035	3,361
FelCor Lodging LP 5.625% 3/1/23 (h)	8,085	8,155
		11,516
Insurance - 0.1%
CNO Financial Group, Inc. 6.375% 10/1/20 (h)	5,100	5,406
Leisure - 0.6%
Cedar Fair LP/Magnum Management Corp. 9.125% 8/1/18	7,298	8,210
Equinox Holdings, Inc. 9.5% 2/1/16 (h)	15,517	16,254
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	11,563	13,066
NCL Corp. Ltd. 9.5% 11/15/18	3,549	3,957
Palace Entertainment Holdings LLC/Corp. 8.875% 4/15/17 (h)	3,048	3,231
Seven Seas Cruises S de RL LLC 9.125% 5/15/19	1,855	1,948
Six Flags Entertainment Corp. 5.25% 1/15/21 (h)	14,515	14,479
		61,145
Metals/Mining - 1.4%
Aleris International, Inc.:
6% 6/1/20 (h)	151	300
9% 12/15/14 pay-in-kind (d)(k)	12,670	0
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (h)	13,365	13,666
6.875% 2/1/18 (h)	18,787	19,492
6.875% 4/1/22 (h)	21,410	22,159
8.25% 11/1/19 (h)	24,565	26,285
IAMGOLD Corp. 6.75% 10/1/20 (h)	12,535	12,253
Inmet Mining Corp. 7.5% 6/1/21 (h)	5,815	6,266
Midwest Vanadium Pty Ltd. 11.5% 2/15/18 (h)	6,027	3,887
Mirabela Nickel Ltd. 8.75% 4/15/18 (h)	3,145	2,988
New Gold, Inc.:
6.25% 11/15/22 (h)	8,895	9,406
7% 4/15/20 (h)	3,050	3,279
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Metals/Mining - continued
Prince Mineral Holding Corp. 11.5% 12/15/19 (h)	$ 3,255	$ 3,515
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (h)	8,460	8,883
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (h)	2,020	2,096
SunCoke Energy, Inc. 7.625% 8/1/19	3,510	3,694
		138,169
Paper - 0.7%
AbitibiBowater, Inc. 10.25% 10/15/18	27,111	31,245
Boise Cascade LLC/Boise Cascade Finance Corp. 6.375% 11/1/20 (h)	2,860	2,946
Clearwater Paper Corp. 7.125% 11/1/18	3,004	3,274
NewPage Corp.:
6.2813% 5/1/49 (d)(k)	6,337	269
11.375% 12/31/14 (d)	13,642	0
Sappi Papier Holding GmbH:
7.75% 7/15/17 (h)	5,480	6,165
8.375% 6/15/19 (h)	7,405	8,368
Verso Paper Holdings LLC/Verso Paper, Inc. 11.75% 1/15/19	14,885	15,704
		67,971
Publishing/Printing - 0.2%
American Reprographics Co. 10.5% 12/15/16	11,245	11,133
Sheridan Group, Inc. 12.5% 4/15/14	8,272	7,031
		18,164
Railroad - 0.1%
Kansas City Southern de Mexico SA de CV:
6.125% 6/15/21	6,895	7,688
12.5% 4/1/16	4,787	5,158
		12,846
Restaurants - 0.1%
Landry's Holdings II, Inc. 10.25% 1/1/18 (h)	6,285	6,505
Services - 1.1%
Bakercorp International, Inc. 8.25% 6/1/19	8,035	8,115
Garda World Security Corp. 9.75% 3/15/17 (h)	5,964	6,307
Iron Mountain, Inc. 5.75% 8/15/24	7,925	7,994
Laureate Education, Inc. 9.25% 9/1/19 (h)	37,100	40,439
MediMedia USA, Inc. 11.375% 11/15/14 (h)	2,763	2,680
The Geo Group, Inc. 7.75% 10/15/17	2,193	2,357
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Services - continued
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18	$ 10,861	$ 12,585
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind (k)	6,270	6,693
United Rentals North America, Inc. 8.375% 9/15/20	17,041	18,745
		105,915
Shipping - 1.0%
Aguila 3 SA 7.875% 1/31/18 (h)	7,473	7,865
Kenan Advantage Group, Inc. 8.375% 12/15/18 (h)	9,030	9,504
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17	6,344	6,011
Navios Maritime Holdings, Inc.:
8.125% 2/15/19	12,249	10,412
8.875% 11/1/17	8,029	7,919
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19	3,665	3,665
NESCO LLC/NESCO Holdings Corp. 11.75% 4/15/17 (h)	7,295	7,952
Swift Services Holdings, Inc. 10% 11/15/18	11,188	12,614
Teekay Corp. 8.5% 1/15/20	10,097	10,955
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19 (h)	7,235	7,669
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	6,918	6,883
Western Express, Inc. 12.5% 4/15/15 (h)	15,667	9,909
		101,358
Steel - 0.4%
Atkore International, Inc. 9.875% 1/1/18	5,379	5,877
RathGibson, Inc. 11.25% 2/15/14 (d)	10,935	0
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17 (h)	14,420	15,502
11.25% 10/15/18 (h)	18,615	18,429
		39,808
Super Retail - 0.9%
Asbury Automotive Group, Inc. 8.375% 11/15/20	3,530	3,936
Innovation Ventures LLC / Innovation Ventures Finance Corp. 9.5% 8/15/19 (h)	7,700	6,969
Jo-Ann Stores, Inc. 9.75% 10/15/19 pay-in-kind (h)(k)	9,575	9,790
Limited Brands, Inc. 5.625% 2/15/22	14,745	15,888
Michaels Stores, Inc. 7.75% 11/1/18	7,410	8,105
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Super Retail - continued
Netflix, Inc. 5.375% 2/1/21 (h)	$ 7,725	$ 7,706
Office Depot, Inc. 9.75% 3/15/19 (h)	7,865	8,612
Sally Holdings LLC 6.875% 11/15/19	7,585	8,362
Sonic Automotive, Inc. 9% 3/15/18	5,200	5,733
Spencer Spirit Holdings, Inc./Spencer Gifts LLC/Spirit Halloween Superstores 11% 5/1/17 (h)	7,625	8,235
		83,336
Technology - 2.9%
Avaya, Inc.:
9.75% 11/1/15	16,980	16,258
10.125% 11/1/15 pay-in-kind (k)	11,320	10,867
Brocade Communications Systems, Inc.:
4.625% 1/15/23 (h)	6,460	6,395
6.625% 1/15/18	3,103	3,212
CDW LLC/CDW Finance Corp. 8% 12/15/18	3,942	4,385
Fidelity National Information Services, Inc. 7.875% 7/15/20	9,750	11,042
First Data Corp.:
6.75% 11/1/20 (h)	21,550	22,197
7.375% 6/15/19 (h)	15,575	16,315
IAC/InterActiveCorp 4.75% 12/15/22 (h)	11,855	11,766
Jabil Circuit, Inc. 4.7% 9/15/22	5,525	5,663
Lucent Technologies, Inc.:
6.45% 3/15/29	16,369	12,768
6.5% 1/15/28	14,276	11,064
Nuance Communications, Inc. 5.375% 8/15/20 (h)	5,080	5,232
NXP BV/NXP Funding LLC:
5.75% 2/15/21 (h)(j)	9,665	9,665
9.75% 8/1/18 (h)	3,476	4,006
Open Solutions, Inc. 9.75% 2/1/15 (h)	2,975	2,979
Seagate HDD Cayman:
7% 11/1/21	17,475	19,179
7.75% 12/15/18	9,234	10,157
Sensata Technologies BV 6.5% 5/15/19 (h)	14,750	15,930
Spansion LLC 11.25% 1/15/16 (d)(h)	20,560	0
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19 (h)	50,815	56,024
13.375% 10/15/19 (h)	25,055	27,623
		282,727
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - 8.0%
Altice Financing SA 7.875% 12/15/19 (h)	$ 9,310	$ 10,008
Altice Finco SA 9.875% 12/15/20 (h)	10,945	12,094
Citizens Communications Co.:
7.875% 1/15/27	9,275	9,507
9% 8/15/31	13,178	14,298
Consolidated Communications, Inc. 10.875% 6/1/20 (h)	4,930	5,571
Crown Castle International Corp. 5.25% 1/15/23 (h)	17,075	17,758
Cyrusone LP/Cyrusone Finance Corp. 6.375% 11/15/22 (h)	7,190	7,657
Digicel Group Ltd.:
7% 2/15/20 (h)	2,110	2,279
8.25% 9/1/17 (h)	5,913	6,268
8.25% 9/30/20 (h)	78,764	87,822
10.5% 4/15/18 (h)	74,384	82,938
Eileme 1 AB 14.25% 8/15/20 pay-in-kind (h)	10,860	11,891
Frontier Communications Corp.:
8.5% 4/15/20	26,838	30,864
8.75% 4/15/22	7,663	8,870
Intelsat Jackson Holdings SA:
6.625% 12/15/22 (h)	36,515	37,154
7.25% 4/1/19	30,640	33,015
7.25% 10/15/20 (h)	32,030	34,272
7.5% 4/1/21	57,680	62,871
8.5% 11/1/19	11,979	13,327
j2 Global, Inc. 8% 8/1/20	7,245	7,535
Level 3 Communications, Inc. 8.875% 6/1/19 (h)	3,435	3,744
Level 3 Financing, Inc. 7% 6/1/20 (h)	30,000	31,725
NeuStar, Inc. 4.5% 1/15/23 (h)	3,585	3,585
NII Capital Corp. 7.625% 4/1/21	15,945	12,517
SBA Telecommunications, Inc. 5.75% 7/15/20 (h)	12,075	12,679
Sprint Capital Corp.:
6.875% 11/15/28	59,169	59,761
8.75% 3/15/32	62,445	73,685
Sprint Nextel Corp. 6% 11/15/22	4,790	4,802
TW Telecom Holdings, Inc. 5.375% 10/1/22	8,095	8,500
U.S. West Communications:
7.25% 9/15/25	1,480	1,701
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
U.S. West Communications: - continued
7.25% 10/15/35	$ 5,745	$ 6,068
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (h)(k)	64,010	67,531
		782,297
Textiles & Apparel - 0.4%
Hanesbrands, Inc. 6.375% 12/15/20	18,006	19,560
Levi Strauss & Co. 7.625% 5/15/20	5,774	6,265
PVH Corp. 4.5% 12/15/22	15,175	15,023
		40,848
TOTAL NONCONVERTIBLE BONDS		7,257,134
TOTAL CORPORATE BONDS (Cost $6,701,391)		7,288,641
Common Stocks - 9.5%
	Shares
Aerospace - 0.0%
Alion Science & Technology Corp. warrants 3/15/17 (a)	5,185	0
Air Transportation - 0.0%
Delta Air Lines, Inc. (a)	75,034	1,042
Automotive - 0.1%
General Motors Co. (a)	17,620	495
General Motors Co.:
warrants 7/10/16 (a)	352,563	6,642
warrants 7/10/19 (a)	352,563	4,301
Motors Liquidation Co. GUC Trust (a)	97,361	2,273
		13,711
Building Materials - 0.7%
Nortek, Inc. (a)(g)	936,497	67,568
Nortek, Inc. warrants 12/7/14 (a)(g)	27,280	546
		68,114
Capital Goods - 0.1%
Remy International, Inc.	380,502	6,468
Common Stocks - continued
	Shares	Value (000s)
Chemicals - 0.7%
Axiall Corp. (f)	500,000	$ 28,090
LyondellBasell Industries NV Class A	631,745	40,065
		68,155
Consumer Products - 0.6%
Jarden Corp.	450,000	26,478
Reddy Ice Holdings, Inc.	496,439	2,524
Revlon, Inc. (a)	930,000	14,648
Spectrum Brands Holdings, Inc.	314,997	15,951
		59,601
Containers - 0.0%
Rock-Tenn Co. Class A	22,096	1,744
Diversified Financial Services - 0.2%
Heartland Payment Systems, Inc.	700,000	22,232
Electric Utilities - 0.0%
Portland General Electric Co.	14,817	426
Energy - 0.0%
Lone Pine Resources, Inc. (a)	277,573	319
Food & Drug Retail - 0.3%
CVS Caremark Corp.	650,000	33,280
Food/Beverage/Tobacco - 0.0%
WhiteWave Foods Co. (f)	205,100	3,321
Gaming - 0.7%
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)(f)	1,616,000	33,871
Station Holdco LLC (a)(l)(m)	22,418,968	32,732
Station Holdco LLC warrants 6/15/18 (a)(l)(m)	894,280	45
		66,648
Healthcare - 1.4%
Community Health Systems, Inc.	420,000	16,099
Express Scripts Holding Co. (a)	1,070,000	57,159
HCA Holdings, Inc.	1,097,900	41,336
Valeant Pharmaceuticals International, Inc. (Canada) (a)	310,000	20,557
		135,151
Homebuilders/Real Estate - 0.2%
American Residential Properties, Inc. (h)	750,000	16,313
American Tower Corp.	11,612	884
Realogy Holdings Corp.	51,500	2,306
		19,503
Metals/Mining - 0.1%
Aleris International, Inc. (a)(m)	127,520	5,978
Common Stocks - continued
	Shares	Value (000s)
Paper - 0.1%
NewPage Corp.	54,568	$ 5,102
Publishing/Printing - 0.0%
Haights Cross Communications, Inc. (a)	49,867	370
Haights Cross Communications, Inc. warrants 3/11/13 (a)	69,259	24
HMH Holdings, Inc. warrants 6/22/19 (a)(m)	127,577	957
RDA Holding Co. warrants 2/19/14 (a)(m)	46,934	0
		1,351
Restaurants - 0.2%
Texas Roadhouse, Inc. Class A	1,000,000	17,590
Services - 1.0%
Monsanto Co.	214,600	21,750
Penhall Acquisition Co.:
Class A (a)	26,163	2,277
Class B (a)	8,721	759
United Rentals, Inc. (a)	850,000	43,027
Visa, Inc. Class A	185,000	29,213
		97,026
Shipping - 0.2%
DeepOcean Group Holding BV (a)(h)	1,138,931	19,269
U.S. Shipping Partners Corp. (a)	51,736	0
U.S. Shipping Partners Corp. warrants 12/31/29 (a)	484,379	0
		19,269
Super Retail - 0.6%
Dollar General Corp. (a)	650,000	30,043
GNC Holdings, Inc.	749,200	26,926
		56,969
Technology - 1.6%
Apple, Inc.	63,800	29,049
Avago Technologies Ltd.	552,500	19,763
Broadcom Corp. Class A	600,000	19,470
Facebook, Inc. Class A	468,265	14,502
Fidelity National Information Services, Inc.	600,000	22,266
MagnaChip Semiconductor Corp. (a)	219,804	3,521
Nuance Communications, Inc. (a)	625,000	15,031
Skyworks Solutions, Inc. (a)	1,574,134	37,685
		161,287
Telecommunications - 0.1%
MetroPCS Communications, Inc. (a)	1,300,000	13,039
Textiles & Apparel - 0.6%
Arena Brands Holding Corp. Class B (a)(m)	659,302	4,912
Common Stocks - continued
	Shares	Value (000s)
Textiles & Apparel - continued
Express, Inc. (a)	1,300,000	$ 23,894
Steven Madden Ltd. (a)	550,000	25,344
		54,150
TOTAL COMMON STOCKS (Cost $904,394)		931,476
Preferred Stocks - 1.6%

Convertible Preferred Stocks - 0.1%
Consumer Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind	199,717	1,426
Diversified Media - 0.1%
Interpublic Group of Companies, Inc. 5.25%	9,200	10,373
TOTAL CONVERTIBLE PREFERRED STOCKS		11,799
Nonconvertible Preferred Stocks - 1.5%
Banks & Thrifts - 1.3%
Ally Financial, Inc. 7.00% (h)	81,450	79,007
SunTrust Banks, Inc. Series E, 5.875% (a)	580,069	14,386
Wells Fargo & Co. 5.20%	1,335,778	33,368
		126,761
Homebuilders/Real Estate - 0.2%
Public Storage Series V, 5.375%	800,000	20,312
TOTAL NONCONVERTIBLE PREFERRED STOCKS		147,073
TOTAL PREFERRED STOCKS (Cost $128,347)		158,872
Floating Rate Loans - 8.4%
	Principal Amount (000s)
Aerospace - 0.3%
Aeroflex, Inc. Tranche B, term loan 5.75% 5/9/18 (k)	$ 6,754	6,855
Hamilton Sundstrand Corp. Tranche B, term loan 5% 12/13/19 (k)	16,945	17,157
TransDigm, Inc. Tranche B, term loan 4% 2/14/17 (k)	4,544	4,584
		28,596
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Air Transportation - 0.4%
United Air Lines, Inc. Tranche B, term loan 2.25% 2/1/14 (k)	$ 36,019	$ 35,974
Broadcasting - 0.2%
Clear Channel Capital I LLC Tranche B, term loan 3.8517% 1/29/16 (k)	15,055	13,004
FoxCo Acquisition Sub, LLC Tranche B, term loan 5.5% 7/14/17 (k)	1,860	1,884
Gray Television, Inc. Tranche B, term loan 4.75% 10/11/19 (k)	5,760	5,839
		20,727
Building Materials - 0.0%
HD Supply, Inc. Tranche B 1LN, term loan 7.25% 10/12/17 (k)	4,303	4,417
Cable TV - 0.3%
RCN Telecom Services, LLC Tranche B, term loan 5.25% 8/26/16 (k)	3,785	3,837
WideOpenWest Finance LLC Tranche B, term loan 6.25% 7/17/18 (k)	26,691	26,958
		30,795
Capital Goods - 0.0%
SRAM LLC. 2nd LN, term loan 8.5% 12/7/18 (k)	3,985	4,040
Chemicals - 0.1%
U.S. Coatings Acquisition, Inc. Tranche B, term loan 4.75% 1/14/20 (k)	5,370	5,430
Consumer Products - 0.1%
Revlon Consumer Products Corp. term loan 4.75% 11/19/17 (k)	12,790	12,886
Spectrum Brands Holdings, Inc. Tranche B, term loan 4.5% 11/1/19 (k)	1,135	1,152
		14,038
Diversified Financial Services - 0.2%
Delos Aircraft, Inc. Tranche T 2LN, term loan 4.75% 4/12/16 (k)	2,295	2,304
Sheridan Investment Partners I, LLC Tranche B 2LN, term loan 5% 10/1/19 (k)	15,726	15,922
		18,226
Electric Utilities - 1.6%
Calpine Corp. Tranche B, term loan 4.5% 4/1/18 (k)	10,185	10,236
Essential Power LLC Tranche B, term loan 5.5% 8/8/19 (k)	6,412	6,477
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - continued
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7423% 10/10/17 (k)	$ 184,822	$ 122,213
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (k)	16,227	16,410
		155,336
Energy - 0.6%
Alon USA Partners LP term loan 9.25% 11/13/18 (k)	6,492	6,638
Crestwood Holdings Partners LLC Tranche B, term loan 9.75% 3/26/18 (k)	12,206	12,512
Everest Acquisition LLC Tranche B 1LN, term loan 5% 4/24/18 (k)	5,540	5,602
LSP Madison Funding LLC Tranche 1LN, term loan 4.7484% 6/28/19 (k)	11,659	11,688
MRC Global, Inc. Tranche B, term loan 6.25% 11/9/19 (k)	17,920	18,122
Panda Sherman Power, LLC term loan 9% 9/14/18 (k)	4,145	4,207
Samson Investment Co. Tranche 2LN, term loan 6% 9/25/18 (k)	2,635	2,671
		61,440
Environmental - 0.1%
ADS Waste Holdings, Inc. Tranche B, term loan 5.25% 10/9/19 (k)	5,265	5,318
Food/Beverage/Tobacco - 0.1%
AdvancePierre Foods, Inc. Tranche 1LN, term loan 5.75% 7/10/17 (k)	13,505	13,708
Gaming - 0.2%
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (k)	4,770	4,937
Harrah's Entertainment, Inc. Tranche B 6LN, term loan 5.4537% 1/28/18 (k)	7,520	6,975
Mesquite Gaming LLC term loan 8.5% 8/1/15 (k)	951	780
MGM Mirage, Inc. Tranche B, term loan 4.25% 12/20/19 (k)	5,145	5,222
NP Opco, LLC Tranche B, term loan 5.5% 9/28/19 (k)	4,105	4,172
Stockbridge SBE Holdings LLC Tranche B, term loan 13% 5/2/17 (k)	1,885	1,979
		24,065
Healthcare - 0.4%
Assuramed Holding, Inc.:
Tranche 2LN, term loan 9.25% 4/24/20 (k)	4,455	4,516
Tranche B 1LN, term loan 5.5% 10/24/19 (k)	3,010	3,051
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
Jaguar Holding Co. II Tranche B, term loan 4.25% 12/5/18 (k)	$ 9,207	$ 9,265
PRA International Tranche 2LN, term loan 12/10/19 (k)	2,900	2,929
PRA International Tranche B 1LN, term loan 12/10/18 (k)	9,660	9,757
Valeant Pharmaceuticals International Tranche B, term loan 4.25% 9/16/19 (k)	9,020	9,110
		38,628
Homebuilders/Real Estate - 0.3%
Realogy Corp.:
Credit-Linked Deposit 3.2087% 10/10/13 (k)	581	566
Credit-Linked Deposit 4.4587% 10/10/16 (k)	1,545	1,557
term loan 4.4557% 10/10/16 (k)	26,373	26,571
Summit Materials LLC Tranche B, term loan 6% 1/30/19 (k)	3,355	3,355
		32,049
Insurance - 0.6%
Asurion Corp.:
Tranche 1LN, term loan 5.5% 5/24/18 (k)	9,255	9,336
Tranche 2LN, term loan 9% 5/24/19 (k)	10,070	10,347
Tranche B-1 1LN, term loan 4.75% 7/23/17 (k)	9,770	9,856
CNO Financial Group, Inc.:
Tranche B 1LN, term loan 4.25% 9/28/16 (k)	2,389	2,398
Tranche B 2LN, term loan 5% 9/28/18 (k)	1,447	1,466
Lonestar Intermediate Super Holdings LLC term loan 11% 9/2/19 (k)	20,985	22,454
		55,857
Metals/Mining - 0.3%
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 1/25/20 (k)	1,580	1,597
Tranche B 2LN, term loan 8.75% 1/25/21 (k)	945	958
Arch Coal, Inc. Tranche B, term loan 5.75% 5/16/18 (k)	6,721	6,881
Fortescue Metals Group Ltd. Tranche B, term loan 5.25% 10/18/17 (k)	19,865	20,089
Walter Energy, Inc. Tranche B, term loan 5.75% 4/1/18 (k)	3,314	3,331
		32,856
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Publishing/Printing - 0.3%
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (k)	$ 12,215	$ 12,337
PRIMEDIA, Inc. Tranche B, term loan 7.5% 1/13/18 (k)	15,271	14,813
		27,150
Restaurants - 0.1%
Burger King Corp. Tranche B, term loan 3.75% 9/28/19 (k)	2,509	2,543
Focus Brands, Inc.:
Tranche 2LN, term loan 10.25% 8/21/18 (k)	6,040	6,176
Tranche B 1LN, term loan 6.2668% 2/21/18 (k)	2,247	2,277
		10,996
Services - 0.2%
GCA Services Group, Inc. Tranche 2LN, term loan 9.25% 11/1/20 (k)	4,480	4,435
KAR Auction Services, Inc. Tranche B, term loan 5% 5/19/17 (k)	12,785	12,913
Laureate Education, Inc. Tranche B, term loan 5.25% 6/16/18 (k)	1,830	1,844
		19,192
Shipping - 0.1%
Trico Shipping A/S:
Tranche A, term loan 10% 5/13/14 (k)	1,787	1,769
Tranche D, term loan 4% 5/13/14 (k)(n)	3,146	3,114
		4,883
Super Retail - 0.3%
BJ's Wholesale Club, Inc.:
Tranche 1LN, term loan 5.75% 9/26/19 (k)	2,504	2,551
Tranche 2LN, term loan 9.75% 3/26/20 (k)	1,135	1,180
Burlington Coat Factory Warehouse Corp. Tranche B 1LN, term loan 5.5% 2/23/17 (k)	29,437	29,805
		33,536
Technology - 0.4%
First Data Corp. Tranche 1LN, term loan 5.2047% 9/24/18 (k)	7,660	7,670
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/24/20 (k)	12,310	12,433
Tranche B 1LN, term loan 5.5% 10/30/19 (k)	9,105	9,253
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
Lawson Software, Inc. Tranche B 2LN, term loan 5.25% 4/5/18 (k)	$ 3,172	$ 3,208
NXP BV Tranche C, term loan 4.75% 1/11/20 (k)	6,670	6,787
		39,351
Telecommunications - 1.2%
Alcatel-Lucent USA, Inc.:
Tranche B, term loan 6.25% 7/23/16 (k)	525	530
Tranche C, term loan 7.25% 1/23/19 (k)	12,330	12,484
Intelsat Jackson Holdings SA Tranche B, term loan 4.5% 4/2/18 (k)	37,236	37,657
Level 3 Financing, Inc. Tranche B 2LN, term loan 4.75% 8/1/19 (k)	22,200	22,395
RP Crown Parent, LLC:
Tranche 1LN, term loan 6.75% 12/21/18 (k)	22,150	22,482
Tranche 2LN, term loan 11.25% 12/21/19 (k)	18,210	18,756
		114,304
TOTAL FLOATING RATE LOANS (Cost $839,573)		830,912
Preferred Securities - 0.7%

Banks & Thrifts - 0.2%
Bank of America Corp.:
8% (i)(k)	7,796	8,735
8.125% (i)(k)	6,360	7,250
Wells Fargo & Co. 7.98% (i)(k)	5,738	6,775
		22,760
Diversified Financial Services - 0.5%
Citigroup, Inc. 5.95% (i)(k)	45,415	46,567
TOTAL PREFERRED SECURITIES (Cost $63,316)		69,327
Other - 0.0%
	Shares
Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0)	6,829,194	0
Money Market Funds - 4.4%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.16% (b)	409,743,356	$ 409,743
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	21,046,950	21,047
TOTAL MONEY MARKET FUNDS (Cost $430,790)		430,790
Cash Equivalents - 0.2%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.14%, dated 1/31/13 due 2/1/13 (Collateralized by U.S. Treasury Obligations) # (Cost $23,403)	$ 23,403	23,403
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $9,091,214)		9,733,421
NET OTHER ASSETS (LIABILITIES) - 1.1%		106,249
NET ASSETS - 100%		$ 9,839,670
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.
(g) Affiliated company

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,617,188,000 or 26.6% of net assets.

(i) Security is perpetual in nature with no stated maturity date.
(j) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(l) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(m) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $44,624,000 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aleris International, Inc.	6/1/10	$ 4,464
Arena Brands Holding Corp. Class B	6/18/97 - 1/12/99	$ 21,592
HMH Holdings, Inc. warrants 6/22/19	6/22/12	$ 246
RDA Holding Co. warrants 2/19/14	2/27/07	$ 14,730
Station Holdco LLC	6/17/11 - 3/15/12	$ 22,900
Station Holdco LLC warrants 6/15/18	4/29/08 - 11/25/08	$ 70,509

(n) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $2,517,000 and $2,492,000, respectively. The coupon rate will be determined at time of settlement.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$23,403,000 due 2/01/13 at 0.14%
Barclays Capital, Inc.	$ 10,923
Merrill Lynch, Pierce, Fenner & Smith, Inc.	3,393
UBS Securities LLC	9,087
$ 23,403
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,096
Fidelity Securities Lending Cash Central Fund	412
Total	$ 1,508
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Nortek, Inc.	$ 42,845	$ -	$ -	$ -	$ 67,568
Nortek, Inc. warrants 12/7/14	150	-	-	-	546
Total	$ 42,995	$ -	$ -	$ -	$ 68,114
Other Information

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 253,738	$ 204,325	$ 10,373	$ 39,040
Consumer Staples	71,150	67,200	2,524	1,426
Energy	319	319	-	-
Financials	166,576	71,256	95,320	-
Health Care	135,151	135,151	-	-
Industrials	134,488	112,183	-	22,305
Information Technology	212,732	212,732	-	-
Materials	102,729	91,649	-	11,080
Telecommunication Services	13,039	13,039	-	-
Utilities	426	426	-	-
Corporate Bonds	7,288,641	-	7,287,123	1,518
Floating Rate Loans	830,912	-	830,912	-
Preferred Securities	69,327	-	69,327	-
Other	-	-	-	-
Money Market Funds	430,790	430,790	-	-
Cash Equivalents	23,403	-	23,403	-
Total Investments in Securities:	$ 9,733,421	$ 1,339,070	$ 8,318,982	$ 75,369
Income Tax Information

At January 31, 2013, the cost of investment securities for income tax purposes was $9,057,868,000. Net unrealized appreciation aggregated $675,553,000, of which $940,992,000 related to appreciated investment securities and $265,439,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans and preferred securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 1, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 1, 2013